Allstate Life of
New York Separate
Account A

Financial Statements as of December 31, 2021 and for
the years ended December 31, 2021 and 2020 and
Report of Independent Registered Public Accounting
Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
Wilton Reassurance Life Company of New York and the
Contractholders of Allstate Life of New York Separate Account A

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the sub-accounts of Allstate Life of New York Separate Account A (the “Account”) listed in Appendix A, as of December 31, 2021, the related statements of operations, statements of changes in net assets, and financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2021, and the results of their operations, changes in their net assets, and financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

New York
March 31, 2022

We have served as the auditor of Allstate Life of New York Separate Account A since 1995.

Allstate Life of New York Separate Account A                            Appendix A

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Alliance Bernstein VPS Growth & Income Class B	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Alliance Bernstein VPS International Value Class B	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Alliance Bernstein VPS Large Cap Growth Class B	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Alliance Bernstein VPS Small/Mid Value Class B	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST Academic Strategies Asset Allocation	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST Advanced Strategies	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST AllianzGI World Trends**	—	—	—	—
AST Balanced Asset Allocation**	—	—	—	—
AST BlackRock Global Strategies**	—	—	—	—
AST BlackRock Low Duration Bond**	—	—	—	—
AST BlackRock/Loomis Sayles Bond**	—	—	—	—
AST Bond Portfolio 2021**	—	—	—	—
AST Bond Portfolio 2022**	—	—	—	—
AST Bond Portfolio 2023**	—	—	—	—
AST Bond Portfolio 2024**	—	—	—	—
AST Bond Portfolio 2025**	—	—	—	—
AST Bond Portfolio 2026**	—	—	—	—
AST Bond Portfolio 2027**	—	—	—	—
AST Bond Portfolio 2028**	—	—	—	—
AST Bond Portfolio 2029**	—	—	—	—
AST Bond Portfolio 2030**	—	—	—	—
AST Bond Portfolio 2031**	—	—	—	—
AST Bond Portfolio 2032**	—	—	—	—
AST Capital Growth Asset Allocation**	—	—	—	Four Years Ended December 31, 2020
AST ClearBridge Dividend Growth**	—	—	—	—
AST Cohen & Steers Global Realty**	—	—	—	—
AST Cohen & Steers Realty**	—	—	—	—
AST Emerging Markets Equity**	—	—	—	—
AST Fidelity Institutional AMSM Quantitative	—	For the Period January 1, 2021 to October 18, 2021 #	For the Year ended December 31, 2020 and for the Period January 1, 2021 to October 18, 2021 #	Four Years ended December 31, 2020 and for the Period January 1, 2021 to October 18, 2021 #
AST Global Bond**	—	—	—	—
AST Goldman Sachs Multi-Asset@	—	—	—	—
AST Goldman Sachs Small-Cap Value**	—	—	—	—
AST Government Money Market	December 31, 2021	December 31, 2021	For the Year Ended December 31, 2021	Five Years Ended December 31, 2021
AST High Yield**	—	—	—	—
AST Hotchkis & Wiley Large-Cap Value**	—	—	—	—
AST International Growth	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
AST International Value**	—	—	—	—
AST Investment Grade Bond**	—	—	—	—
AST J.P. Morgan Global Thematic**	—	—	—	—
AST J.P. Morgan International Equity**	—	—	—	—
AST J.P. Morgan Strategic Opportunities	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST Jennison Large-Cap Growth**	—	—	—	—
AST Large-Cap Core**	—	—	—	—
AST Loomis Sayles Large-Cap Growth	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST MFS Global Equity**	—	—	—	—
AST MFS Growth Allocation**	—	—	—	—
AST MFS Growth**	—	—	—	—
AST MFS Large-Cap Value**	—	—	—	—
AST Mid-Cap Growth	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST Neuberger Berman/LSV Mid-Cap Value	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST Preservation Asset Allocation	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST Prudential Core Bond**	—	—	—	—
AST Prudential Growth Allocation	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST QMA US Equity Alpha^	—	—	—	—
AST Quantitative Modeling**	—	—	—	—
AST Small-Cap Growth Opportunities	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST Small-Cap Growth**	—	—	—	—
AST Small-Cap Value**	—	—	—	—
AST T. Rowe Price Asset Allocation	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST T. Rowe Price Large-Cap Growth**	—	—	—	—
AST T. Rowe Price Large-Cap Value	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
AST T. Rowe Price Natural Resources**	—	—	—	—
AST WEDGE Capital Mid-Cap Value@	—	—	—	—
AST Wellington Management Hedged Equity**	—	—	—	—
AST Western Asset Core Plus Bond**	—	—	—	—
AST Western Asset Emerging Markets Debt**	—	—	—	—
BNY Mellon Stock Index Fund, Inc.	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
BNY Mellon Sustainable U.S. Equity Portfolio, Inc	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
BNY Mellon VIF Appreciation Initial Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
BNY Mellon VIF Government Money Market	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Delaware VIP Small Cap Value Series Standard Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
DWS Bond VIP Class A$	—	—	—	—
DWS Capital Growth VIP Class A**	—	—	—	—
DWS Core Equity VIP Class A**	—	—	—	—
DWS CROCI® International VIP Class A**	—	—	—	—
DWS Global Income Builder VIP Class A**	—	—	—	—
DWS Global Small Cap VIP Class A**	—	—	—	—
DWS Government Money Market VIP Class A**	—	—	—	—
DWS Small Mid Cap Growth VIP Class A**	—	—	—	—
Fidelity VIP Contrafund Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Contrafund Service Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Equity-Income Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Freedom 2010 Service Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Freedom 2020 Service Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Freedom 2030 Service Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Freedom Income Service Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Government Money Market Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Government Money Market Service Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Growth & Income Service Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Growth Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Growth Opportunities Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Growth Opportunities Service Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP High Income Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP High Income Service Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Index 500 Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Index 500 Service Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Investment Grade Bond Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Mid Cap Service Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Fidelity VIP Overseas Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Franklin DynaTech VIP Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Franklin Growth and Income VIP Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Franklin Income VIP Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Franklin Large Cap Growth VIP Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Franklin Mutual Global Discovery VIP Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Franklin Mutual Shares VIP Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Franklin Small Cap Value VIP Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Franklin U.S. Government Securities VIP Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Goldman Sachs VIT Large Cap Value Institutional Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Goldman Sachs VIT Mid Cap Value Institutional Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Goldman Sachs VIT U.S. Equity Insights Institutional Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. American Franchise Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. American Franchise Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. American Value Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. American Value Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Capital Appreciation Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Capital Appreciation Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Comstock Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Comstock Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Conservative Balanced Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Core Bond Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Core Bond Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Core Equity Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Core Equity Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Core Plus Bond Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Core Plus Bond Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Discovery Mid Cap Growth Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Discovery Mid Cap Growth Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Diversified Dividend Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Diversified Dividend Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Equity and Income Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Invesco V.I. Equity and Income Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Global Core Equity Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Global Core Equity Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Global Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Global Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Global Strategic Income Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Global Strategic Income Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Government Money Market Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Government Money Market Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Government Securities Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Government Securities Series II**	—	—	—	—
Invesco V.I. Growth and Income Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. High Yield Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. High Yield Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. International Growth Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. International Growth Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Main Street Mid Cap Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Main Street Mid Cap Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Main Street Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Main Street Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Main Street Small Cap Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Main Street Small Cap Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Managed Volatility Series I	—	For the Period January 1, 2021 to April 30, 2021 #	For the Year ended December 31, 2020 and for the Period January 1, 2021 to April 30, 2021 #	For Four Years ended December 31, 2020 and For the Period January 1, 2021 to April 30, 2021 #
Invesco V.I. Managed Volatility Series II	—	For the Period January 1, 2021 to April 30, 2021 #	For the Year ended December 31, 2020 and for the Period January 1, 2021 to April 30, 2021 #	For Four Years ended December 31, 2020 and For the Period January 1, 2021 to April 30, 2021 #
Invesco V.I. S&P 500 Index Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. S&P 500 Index Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Technology Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Invesco V.I. Technology Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Invesco V.I. Value Opportunities Series I	—	For the Period January 1, 2021 to April 30, 2021 #	For the Year ended December 31, 2020 and for the Period January 1, 2021 to April 30, 2021 #	For Four Years ended December 31, 2020 and For the Period January 1, 2021 to April 30, 2021 #
Invesco V.I. Value Opportunities Series II	—	For the Period January 1, 2021 to April 30, 2021 #	For the Year ended December 31, 2020 and for the Period January 1, 2021 to April 30, 2021 #	For Four Years ended December 31, 2020 and For the Period January 1, 2021 to April 30, 2021 #
Lord Abbet Bond Debenture	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Lord Abbet Fundamental Equity	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Lord Abbet Growth and Income	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Lord Abbet Growth Opportunities	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Lord Abbet Mid Cap Stock	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
LVIP Delaware Smid Cap Core Series Standard Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
MFS VIT High Yield Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
MFS VIT Investors Trust Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
MFS VIT New Discovery Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
MFS VIT Total Return Bond Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Morgan Stanley VIF Discovery Class I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Morgan Stanley VIF Discovery Class II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Morgan Stanley VIF Emerging Markets Debt Class II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Morgan Stanley VIF Emerging Markets Equity Class I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Morgan Stanley VIF Emerging Markets Equity Class II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Morgan Stanley VIF Global Franchise Class II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Morgan Stanley VIF Global Infrastructure Class I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Morgan Stanley VIF Global Infrastructure Class II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Morgan Stanley VIF Global Strategist Class I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Morgan Stanley VIF Global Strategist Class II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Morgan Stanley VIF Growth Class I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Morgan Stanley VIF Growth Class II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Morgan Stanley VIF U.S. Real Estate Class I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Morgan Stanley VIF U.S. Real Estate Class II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Morgan Stanley VIS Income Plus Class X Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Morgan Stanley VIS Income Plus Class Y Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
PIMCO VIT CommodityRealReturn® Strategy Advisor Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
PIMCO VIT Emerging Markets Bond Advisor Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
PIMCO VIT Real Return Advisor Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
PIMCO VIT Total Return Advisor Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Profund VP Consumer Goods**	—	—	—	—
ProFund VP Consumer Services**	—	—	—	—
ProFund VP Financials**	—	—	—	—
ProFund VP Health Care**	—	—	—	—
ProFund VP Industrials**	—	—	—	—
ProFund VP Large-Cap Growth**	—	—	—	—
ProFund VP Large-Cap Value**	—	—	—	—
ProFund VP Mid-Cap Growth**	—	—	—	—
ProFund VP Mid-Cap Value**	—	—	—	—
ProFund VP Real Estate**	—	—	—	—
ProFund VP Small-Cap Growth**	—	—	—	—
ProFund VP Small-Cap Value**	—	—	—	—
ProFund VP Telecommunications**	—	—	—	—
ProFund VP Utilities**	—	—	—	—
Putnam VT Diversified Income Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT Emerging Markets Equity Fund Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT Focused International Equity Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT George Putnam Balanced Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT Global Asset Allocation Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT Global Health Care Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT Government Money Market Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT Growth Opportunities Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT High Yield Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT Income Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT International Equity Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT International Value Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT Large Cap Value Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT Mortgage Securities Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Putnam VT Multi-Cap Core Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT Research Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT Small Cap Growth Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT Small Cap Value Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT Sustainable Future Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Putnam VT Sustainable Leaders Class IB	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Templeton Developing Markets VIP Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Templeton Foreign VIP Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Allspring VT Index Asset Allocation Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
Allspring VT Opportunity Class 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
* represents the date sub-account commenced operations
** sub-account was available but did not have assets at December 31, 2021 and did not have any activity for the year / period ended December 31, 2021
# represents the date sub-account ceased operations
@ The sub-account ceased operations on February 22, 2021 and did not have any activity for the period then ended
^ The sub-account ceased operations on October 18, 2021 and did not have any activity for the period then ended
$ The sub-account ceased operations on October 28, 2021 and did not have any activity for the period then ended

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	AST
	VPS Growth	VPS International	VPS Large	VPS Small/	Academic
	& Income	Value	Cap Growth	Mid Value	Strategies
	Class B	Class B	Class B	Class B	Asset Allocation
ASSETS
Investments, at fair value	$1,928,759	$149,754	$2,107,268	$475,721	$21,422
Total assets	$1,928,759	$149,754	$2,107,268	$475,721	$21,422
NET ASSETS
Accumulation units	$1,889,712	$141,483	$2,086,692	$475,721	$21,422
Contracts in payout (annuitization) period	39,047	8,271	20,576	—	—
Total net assets	$1,928,759	$149,754	$2,107,268	$475,721	$21,422
FUND SHARE INFORMATION
Number of shares	53,399	9,587	24,599	20,532	1,134
Cost of investments	$1,362,552	$162,057	$1,436,889	$356,946	$9,911
UNIT VALUE (1)
Lowest	$31.17	$11.16	$32.30	$50.39	$12.38
Highest	$41.73	$12.35	$72.57	$56.45	$19.66

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	AST
	VPS Growth	VPS International	VPS Large	VPS Small/	Academic
	& Income	Value	Cap Growth	Mid Value	Strategies
	Class B	Class B	Class B	Class B	Asset Allocation
NET INVESTMENT INCOME (LOSS)
Dividends	$11,551	$2,585	$—	$2,724	$—
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(25,671)	(2,478)	(31,110)	(7,732)	(470)
Administrative expense	(2,409)	(297)	(3,297)	(888)	(40)
Net investment income (loss)	(16,529)	(190)	(34,407)	(5,896)	(510)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	289,233	24,319	460,499	80,959	11,914
Cost of investments sold	218,329	26,114	295,052	65,119	6,025
Realized gains (losses) on fund shares:	70,904	(1,795)	165,447	15,840	5,889
Realized gain distributions	—	—	140,172	—	—
Net realized gains (losses)	70,904	(1,795)	305,619	15,840	5,889
Change in unrealized gains (losses)	331,506	15,191	192,730	120,845	(2,664)
Net realized and change in
unrealized gains (losses) on investments	402,410	13,396	498,349	136,685	3,225
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$385,881	$13,206	$463,942	$130,789	$2,715
(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2021.
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

		AST
		Fidelity			AST
	AST	Institutional	AST	AST	J.P. Morgan
	Advanced	AMSM	Government	International	Strategic
	Strategies	Quantitative*	Money Market	Growth	Opportunities
ASSETS
Investments, at fair value	$26,239	$—	$9,357	$2,805	$18,984
Total assets	$26,239	$—	$9,357	$2,805	$18,984
NET ASSETS
Accumulation units	$26,239	$—	$9,357	$2,805	$18,984
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$26,239	$—	$9,357	$2,805	$18,984
FUND SHARE INFORMATION
Number of shares	963	—	9,357	92	760
Cost of investments	$10,131	$—	$9,357	$702	$10,310
UNIT VALUE (1)
Lowest	$18.71	$—	$7.17	$15.79	$14.25
Highest	$28.75	$—	$9.41	$32.33	$19.62

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

		AST
		Fidelity			AST
	AST	Institutional	AST	AST	J.P. Morgan
	Advanced	AMSM	Government	International	Strategic
	Strategies	Quantitative*	Money Market	Growth	Opportunities
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(401)	(134)	(55)	(34)	(295)
Administrative expense	(38)	(11)	(9)	(4)	(28)
Net investment income (loss)	(439)	(145)	(64)	(38)	(323)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	456	11,168	9,468	42	335
Cost of investments sold	182	7,098	9,468	11	188
Realized gains (losses) on fund shares:	274	4,070	—	31	147
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	274	4,070	—	31	147
Change in unrealized gains (losses)	2,951	(3,114)	—	283	1,265
Net realized and change in
unrealized gains (losses) on investments	3,225	956	—	314	1,412
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,786	$811	$(64)	$276	$1,089
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

			AST
	AST		Neuberger	AST	AST
	Loomis Sayles	AST	Berman/LSV	Preservation	Prudential
	Large-Cap	Mid-Cap	Mid-Cap	Asset	Growth
	Growth	Growth	Value	Allocation	Allocation
ASSETS
Investments, at fair value	$12,613	$6,518	$7,378	$63,044	$134,099
Total assets	$12,613	$6,518	$7,378	$63,044	$134,099
NET ASSETS
Accumulation units	$12,613	$6,518	$7,378	$63,044	$134,099
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$12,613	$6,518	$7,378	$63,044	$134,099
FUND SHARE INFORMATION
Number of shares	127	373	160	3,012	5,941
Cost of investments	$2,579	$2,759	$2,408	$34,147	$103,444
UNIT VALUE (1)
Lowest	$33.90	$31.01	$21.66	$14.99	$15.16
Highest	$62.62	$49.58	$41.96	$19.72	$26.86

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

			AST
	AST		Neuberger	AST	AST
	Loomis Sayles	AST	Berman/LSV	Preservation	Prudential
	Large-Cap	Mid-Cap	Mid-Cap	Asset	Growth
	Growth	Growth	Value	Allocation	Allocation
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(148)	(78)	(85)	(1,039)	(2,061)
Administrative expense	(18)	(10)	(10)	(124)	(195)
Net investment income (loss)	(166)	(88)	(95)	(1,163)	(2,256)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	185	98	106	101,755	7,583
Cost of investments sold	41	43	37	59,460	6,120
Realized gains (losses) on fund shares:	144	55	69	42,295	1,463
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	144	55	69	42,295	1,463
Change in unrealized gains (losses)	1,828	569	1,809	(38,971)	18,234
Net realized and change in
unrealized gains (losses) on investments	1,972	624	1,878	3,324	19,697
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,806	$536	$1,783	$2,161	$17,441
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

	AST	AST	AST		BNY Mellon
	Small-Cap	T. Rowe Price	T. Rowe Price	BNY Mellon	Sustainable U.S.
	Growth	Asset	Large-Cap	Stock Index	Equity Portfolio,
	Opportunities	Allocation	Value	Fund, Inc.	Inc
ASSETS
Investments, at fair value	$6,032	$161,306	$4,022	$2,006,746	$168,941
Total assets	$6,032	$161,306	$4,022	$2,006,746	$168,941
NET ASSETS
Accumulation units	$6,032	$161,306	$4,022	$1,973,747	$168,941
Contracts in payout (annuitization) period	—	—	—	32,999	—
Total net assets	$6,032	$161,306	$4,022	$2,006,746	$168,941
FUND SHARE INFORMATION
Number of shares	187	3,805	182	25,790	2,909
Cost of investments	$1,710	$128,749	$2,872	$918,982	$93,553
UNIT VALUE (1)
Lowest	$24.16	$18.58	$14.76	$37.36	$27.64
Highest	$47.62	$27.67	$29.75	$37.36	$27.64

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	AST	AST	AST		BNY Mellon
	Small-Cap	T. Rowe Price	T. Rowe Price	BNY Mellon	Sustainable U.S.
	Growth	Asset	Large-Cap	Stock Index	Equity Portfolio,
	Opportunities	Allocation	Value	Fund, Inc.	Inc
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$20,976	$1,141
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(78)	(2,464)	(47)	(27,437)	(1,760)
Administrative expense	(10)	(238)	(6)	(2,386)	(153)
Net investment income (loss)	(88)	(2,702)	(53)	(8,847)	(772)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	97	47,594	59	4,457,506	3,359
Cost of investments sold	26	38,251	45	2,233,822	1,994
Realized gains (losses) on fund shares:	71	9,343	14	2,223,684	1,365
Realized gain distributions	—	—	—	80,222	3,355
Net realized gains (losses)	71	9,343	14	2,303,906	4,720
Change in unrealized gains (losses)	(151)	8,808	813	(1,666,441)	30,556
Net realized and change in
unrealized gains (losses) on investments	(80)	18,151	827	637,465	35,276
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(168)	$15,449	$774	$628,618	$34,504
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

			Delaware VIP
	BNY Mellon VIF	BNY Mellon VIF	Small Cap	Fidelity VIP	Fidelity VIP
	Appreciation	Government	Value Series	Contrafund	Contrafund
	Initial Shares	Money Market	Standard Class	Initial Class	Service Class 2
ASSETS
Investments, at fair value	$290,954	$271,676	$830,862	$1,648,941	$1,802,860
Total assets	$290,954	$271,676	$830,862	$1,648,941	$1,802,860
NET ASSETS
Accumulation units	$290,893	$271,594	$830,862	$1,648,941	$1,708,375
Contracts in payout (annuitization) period	61	82	—	—	94,485
Total net assets	$290,954	$271,676	$830,862	$1,648,941	$1,802,860
FUND SHARE INFORMATION
Number of shares	5,416	271,676	18,245	30,339	34,334
Cost of investments	$200,596	$271,676	$544,870	$1,021,059	$1,165,848
UNIT VALUE (1)
Lowest	$40.07	$9.60	$72.71	$54.39	$35.66
Highest	$40.07	$9.60	$72.71	$57.63	$50.77

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

			Delaware VIP
	BNY Mellon VIF	BNY Mellon VIF	Small Cap	Fidelity VIP	Fidelity VIP
	Appreciation	Government	Value Series	Contrafund	Contrafund
	Initial Shares	Money Market	Standard Class	Initial Class	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$1,230	$29	$6,699	$922	$521
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(3,230)	(3,320)	(9,088)	(17,217)	(25,979)
Administrative expense	(281)	(289)	(790)	(1,497)	(3,407)
Net investment income (loss)	(2,281)	(3,580)	(3,179)	(17,792)	(28,865)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	33,332	137,001	72,787	80,350	519,050
Cost of investments sold	24,636	137,001	51,707	45,832	337,550
Realized gains (losses) on fund shares:	8,696	—	21,080	34,518	181,500
Realized gain distributions	26,632	—	—	188,193	221,531
Net realized gains (losses)	35,328	—	21,080	222,711	403,031
Change in unrealized gains (losses)	30,599	—	197,187	145,031	40,008
Net realized and change in
unrealized gains (losses) on investments	65,927	—	218,267	367,742	443,039
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$63,646	$(3,580)	$215,088	$349,950	$414,174
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Equity-Income	Freedom 2010	Freedom 2020	Freedom 2030	Freedom Income
	Initial Class	Service Class 2	Service Class 2	Service Class 2	Service Class 2
ASSETS
Investments, at fair value	$1,043,492	$66,466	$2,429,815	$19,856	$702,380
Total assets	$1,043,492	$66,466	$2,429,815	$19,856	$702,380
NET ASSETS
Accumulation units	$1,043,492	$59,096	$2,429,815	$19,856	$702,380
Contracts in payout (annuitization) period	—	7,370	—	—	—
Total net assets	$1,043,492	$66,466	$2,429,815	$19,856	$702,380
FUND SHARE INFORMATION
Number of shares	39,904	4,638	158,708	1,115	55,349
Cost of investments	$874,614	$59,781	$2,145,695	$12,636	$667,482
UNIT VALUE (1)
Lowest	$34.83	$17.76	$19.62	$21.93	$14.50
Highest	$34.83	$19.85	$21.93	$24.52	$16.21

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Equity-Income	Freedom 2010	Freedom 2020	Freedom 2030	Freedom Income
	Initial Class	Service Class 2	Service Class 2	Service Class 2	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$18,960	$534	$20,409	$166	$5,524
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(11,458)	(896)	(36,494)	(269)	(5,280)
Administrative expense	(996)	(127)	(4,559)	(36)	(907)
Net investment income (loss)	6,506	(489)	(20,644)	(139)	(663)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	79,661	7,379	102,662	314	22,693
Cost of investments sold	63,684	6,883	90,720	201	21,092
Realized gains (losses) on fund shares:	15,977	496	11,942	113	1,601
Realized gain distributions	110,067	2,317	126,289	797	9,255
Net realized gains (losses)	126,044	2,813	138,231	910	10,856
Change in unrealized gains (losses)	71,774	296	52,809	1,084	(5,826)
Net realized and change in
unrealized gains (losses) on investments	197,818	3,109	191,040	1,994	5,030
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$204,324	$2,620	$170,396	$1,855	$4,367
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

	Fidelity VIP	Fidelity VIP	Fidelity VIP		Fidelity VIP
	Government	Government	Growth	Fidelity VIP	Growth
	Money Market	Money Market	& Income	Growth	Opportunities
	Initial Class	Service Class 2	Service Class 2	Initial Class	Initial Class
ASSETS
Investments, at fair value	$2,019,538	$1,272,192	$33,161	$1,639,953	$625,235
Total assets	$2,019,538	$1,272,192	$33,161	$1,639,953	$625,235
NET ASSETS
Accumulation units	$1,908,340	$1,250,239	$33,161	$1,639,953	$625,235
Contracts in payout (annuitization) period	111,198	21,953	—	—	—
Total net assets	$2,019,538	$1,272,192	$33,161	$1,639,953	$625,235
FUND SHARE INFORMATION
Number of shares	2,019,538	1,272,192	1,305	16,010	7,889
Cost of investments	$2,019,538	$1,272,192	$22,036	$944,661	$313,708
UNIT VALUE (1)
Lowest	$9.65	$8.63	$32.11	$37.89	$62.02
Highest	$10.08	$9.62	$35.54	$41.72	$62.02

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Fidelity VIP	Fidelity VIP	Fidelity VIP		Fidelity VIP
	Government	Government	Growth	Fidelity VIP	Growth
	Money Market	Money Market	& Income	Growth	Opportunities
	Initial Class	Service Class 2	Service Class 2	Initial Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$193	$148	$700	$—	$—
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(24,573)	(21,473)	(435)	(17,754)	(8,422)
Administrative expense	(1,931)	(2,617)	(61)	(1,544)	(732)
Net investment income (loss)	(26,311)	(23,942)	204	(19,298)	(9,154)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	401,140	524,759	2,035	152,812	969,910
Cost of investments sold	401,140	524,759	1,369	78,690	337,764
Realized gains (losses) on fund shares:	—	—	666	74,122	632,146
Realized gain distributions	—	—	1,464	319,441	105,182
Net realized gains (losses)	—	—	2,130	393,563	737,328
Change in unrealized gains (losses)	—	—	4,215	(72,438)	(580,344)
Net realized and change in
unrealized gains (losses) on investments	—	—	6,345	321,125	156,984
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(26,311)	$(23,942)	$6,549	$301,827	$147,830
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

	Fidelity VIP
	Growth	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Opportunities	High Income	High Income	Index 500	Index 500
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
ASSETS
Investments, at fair value	$409,199	$227,286	$3,623	$1,346,545	$1,397,754
Total assets	$409,199	$227,286	$3,623	$1,346,545	$1,397,754
NET ASSETS
Accumulation units	$409,199	$227,286	$3,623	$1,346,545	$1,364,607
Contracts in payout (annuitization) period	—	—	—	—	33,147
Total net assets	$409,199	$227,286	$3,623	$1,346,545	$1,397,754
FUND SHARE INFORMATION
Number of shares	5,272	43,293	720	2,876	3,026
Cost of investments	$322,049	$241,666	$3,878	$555,067	$697,672
UNIT VALUE (1)
Lowest	$63.11	$21.31	$18.72	$37.01	$34.79
Highest	$70.54	$21.31	$20.72	$37.01	$38.88

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Fidelity VIP
	Growth	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Opportunities	High Income	High Income	Index 500	Index 500
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$12,127	$984	$15,411	$13,961
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(5,148)	(2,635)	(426)	(14,111)	(16,072)
Administrative expense	(767)	(229)	(61)	(1,227)	(2,484)
Net investment income (loss)	(5,915)	9,263	497	73	(4,595)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	15,486	22,223	96,126	128,806	737,299
Cost of investments sold	13,100	23,241	101,275	61,368	627,425
Realized gains (losses) on fund shares:	2,386	(1,018)	(5,149)	67,438	109,874
Realized gain distributions	35,996	—	—	8,875	9,328
Net realized gains (losses)	38,382	(1,018)	(5,149)	76,313	119,202
Change in unrealized gains (losses)	2,521	(1,147)	5,476	215,487	180,520
Net realized and change in
unrealized gains (losses) on investments	40,903	(2,165)	327	291,800	299,722
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$34,988	$7,098	$824	$291,873	$295,127
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

	Fidelity VIP				Franklin
	Investment	Fidelity VIP	Fidelity VIP	Franklin	Growth
	Grade Bond	Mid Cap	Overseas	DynaTech	and Income
	Initial Class	Service Class 2	Initial Class	VIP Class 2*	VIP Class 2
ASSETS
Investments, at fair value	$283,853	$467,931	$201,105	$29,583	$4,580,265
Total assets	$283,853	$467,931	$201,105	$29,583	$4,580,265
NET ASSETS
Accumulation units	$283,853	$467,931	$201,105	$29,583	$4,429,347
Contracts in payout (annuitization) period	—	—	—	—	150,918
Total net assets	$283,853	$467,931	$201,105	$29,583	$4,580,265
FUND SHARE INFORMATION
Number of shares	21,262	11,879	6,868	2,496	310,316
Cost of investments	$279,602	$388,544	$133,292	$26,023	$4,109,353
UNIT VALUE (1)
Lowest	$21.56	$27.62	$21.68	$43.83	$26.87
Highest	$21.56	$42.00	$22.51	$48.51	$43.41

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Fidelity VIP				Franklin
	Investment	Fidelity VIP	Fidelity VIP	Franklin	Growth
	Grade Bond	Mid Cap	Overseas	DynaTech	and Income
	Initial Class	Service Class 2	Initial Class	VIP Class 2*	VIP Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$5,820	$1,601	$1,034	$—	$108,279
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(3,290)	(5,516)	(2,422)	(494)	(57,335)
Administrative expense	(286)	(837)	(211)	(55)	(8,454)
Net investment income (loss)	2,244	(4,752)	(1,599)	(549)	42,490
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	34,175	45,737	76,611	712	692,664
Cost of investments sold	32,304	35,702	52,202	631	646,171
Realized gains (losses) on fund shares:	1,871	10,035	24,409	81	46,493
Realized gain distributions	7,738	72,807	15,351	1,848	298,874
Net realized gains (losses)	9,609	82,842	39,760	1,929	345,367
Change in unrealized gains (losses)	(17,260)	13,562	(3,145)	2,263	549,183
Net realized and change in
unrealized gains (losses) on investments	(7,651)	96,404	36,615	4,192	894,550
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(5,407)	$91,652	$35,016	$3,643	$937,040
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

		Franklin	Franklin
	Franklin	Large Cap	Mutual Global	Franklin	Franklin
	Income	Growth	Discovery	Mutual Shares	Small Cap Value
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
ASSETS
Investments, at fair value	$6,044,333	$6,252,343	$433,187	$4,496,929	$2,983,893
Total assets	$6,044,333	$6,252,343	$433,187	$4,496,929	$2,983,893
NET ASSETS
Accumulation units	$5,952,247	$6,115,608	$433,187	$4,365,403	$2,953,556
Contracts in payout (annuitization) period	92,086	136,735	—	131,526	30,337
Total net assets	$6,044,333	$6,252,343	$433,187	$4,496,929	$2,983,893
FUND SHARE INFORMATION
Number of shares	360,640	216,194	22,090	234,215	170,119
Cost of investments	$5,473,611	$4,253,257	$439,208	$4,098,649	$2,646,231
UNIT VALUE (1)
Lowest	$20.69	$39.58	$19.66	$20.19	$31.39
Highest	$25.25	$44.84	$27.57	$31.82	$59.80

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

		Franklin	Franklin
	Franklin	Large Cap	Mutual Global	Franklin	Franklin
	Income	Growth	Discovery	Mutual Shares	Small Cap Value
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$273,913	$—	$11,180	$128,125	$29,230
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(81,085)	(82,966)	(6,316)	(61,489)	(39,755)
Administrative expense	(11,104)	(11,958)	(1,007)	(8,585)	(5,596)
Net investment income (loss)	181,724	(94,924)	3,857	58,051	(16,121)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,706,176	1,168,128	380,076	908,026	434,185
Cost of investments sold	1,596,140	796,942	397,626	843,906	392,748
Realized gains (losses) on fund shares:	110,036	371,186	(17,550)	64,120	41,437
Realized gain distributions	—	801,905	—	—	77,399
Net realized gains (losses)	110,036	1,173,091	(17,550)	64,120	118,836
Change in unrealized gains (losses)	603,567	(253,097)	118,703	620,188	501,278
Net realized and change in
unrealized gains (losses) on investments	713,603	919,994	101,153	684,308	620,114
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$895,327	$825,070	$105,010	$742,359	$603,993

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

		Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	Franklin	VIT Large	VIT Mid	VIT Small Cap	VIT U.S.
	U.S. Government	Cap Value	Cap Value	Equity Insights	Equity Insights
	Securities	Institutional	Institutional	Institutional	Institutional
	VIP Class 2	Shares	Shares	Shares	Shares
ASSETS
Investments, at fair value	$1,583,312	$17,856	$61,726	$47,681	$40,453
Total assets	$1,583,312	$17,856	$61,726	$47,681	$40,453
NET ASSETS
Accumulation units	$1,551,539	$17,856	$61,726	$47,681	$40,453
Contracts in payout (annuitization) period	31,773	—	—	—	—
Total net assets	$1,583,312	$17,856	$61,726	$47,681	$40,453
FUND SHARE INFORMATION
Number of shares	136,846	1,791	3,162	3,645	2,017
Cost of investments	$1,671,559	$17,806	$51,298	$46,766	$33,414
UNIT VALUE (1)
Lowest	$11.30	$24.11	$33.67	$29.14	$37.02
Highest	$13.12	$26.69	$37.27	$32.25	$40.98

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

		Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	Franklin	VIT Large	VIT Mid	VIT Small Cap	VIT U.S.
	U.S. Government	Cap Value	Cap Value	Equity Insights	Equity Insights
	Securities	Institutional	Institutional	Institutional	Institutional
	VIP Class 2	Shares	Shares	Shares	Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$33,692	$198	$269	$216	$306
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(19,336)	(241)	(953)	(812)	(560)
Administrative expense	(2,798)	(32)	(106)	(93)	(71)
Net investment income (loss)	11,558	(75)	(790)	(689)	(325)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	536,917	1,192	1,253	15,059	2,277
Cost of investments sold	551,407	1,145	987	12,103	1,558
Realized gains (losses) on fund shares:	(14,490)	47	266	2,956	719
Realized gain distributions	—	2,148	7,924	10,207	8,830
Net realized gains (losses)	(14,490)	2,195	8,190	13,163	9,549
Change in unrealized gains (losses)	(46,666)	1,245	6,315	(2,606)	(298)
Net realized and change in
unrealized gains (losses) on investments	(61,156)	3,440	14,505	10,557	9,251
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(49,598)	$3,365	$13,715	$9,868	$8,926
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	American	American	Invesco V.I.	Invesco V.I.	Capital
	Franchise	Franchise	American Value	American Value	Appreciation
	Series I	Series II	Series I*	Series II*	Series I*
ASSETS
Investments, at fair value	$7,449,539	$1,749,120	$2,568,728	$1,908,031	$798,349
Total assets	$7,449,539	$1,749,120	$2,568,728	$1,908,031	$798,349
NET ASSETS
Accumulation units	$7,246,766	$1,749,120	$2,383,965	$1,819,074	$798,349
Contracts in payout (annuitization) period	202,773	—	184,763	88,957	—
Total net assets	$7,449,539	$1,749,120	$2,568,728	$1,908,031	$798,349
FUND SHARE INFORMATION
Number of shares	84,052	21,064	127,607	95,929	9,753
Cost of investments	$4,509,863	$1,188,563	$2,193,874	$1,457,279	$473,356
UNIT VALUE (1)
Lowest	$22.13	$35.06	$10.50	$10.47	$32.04
Highest	$62.50	$58.93	$45.95	$48.94	$32.04

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	American	American	Invesco V.I.	Invesco V.I.	Capital
	Franchise	Franchise	American Value	American Value	Appreciation
	Series I	Series II	Series I*	Series II*	Series I*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$10,941	$4,352	$—
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(91,369)	(24,853)	(26,659)	(26,363)	(8,548)
Administrative expense	(7,814)	(2,601)	(2,600)	(3,561)	(743)
Net investment income (loss)	(99,183)	(27,454)	(18,318)	(25,572)	(9,291)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,142,754	158,250	457,153	415,036	64,760
Cost of investments sold	589,055	79,012	423,906	340,618	41,115
Realized gains (losses) on fund shares:	553,699	79,238	33,247	74,418	23,645
Realized gain distributions	871,933	214,531	—	—	40,313
Net realized gains (losses)	1,425,632	293,769	33,247	74,418	63,958
Change in unrealized gains (losses)	(541,478)	(112,575)	322,470	369,596	86,082
Net realized and change in
unrealized gains (losses) on investments	884,154	181,194	355,717	444,014	150,040
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$784,971	$153,740	$337,399	$418,442	$140,749
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

	Invesco V.I.			Invesco V.I.
	Capital	Invesco V.I.	Invesco V.I.	Conservative	Invesco V.I.
	Appreciation	Comstock	Comstock	Balanced	Core Bond
	Series II*	Series I	Series II	Series II*	Series I*
ASSETS
Investments, at fair value	$7,420,890	$1,058,395	$5,961,039	$1,849,727	$234,492
Total assets	$7,420,890	$1,058,395	$5,961,039	$1,849,727	$234,492
NET ASSETS
Accumulation units	$7,289,164	$1,016,437	$5,845,386	$1,843,109	$234,492
Contracts in payout (annuitization) period	131,726	41,958	115,653	6,618	—
Total net assets	$7,420,890	$1,058,395	$5,961,039	$1,849,727	$234,492
FUND SHARE INFORMATION
Number of shares	93,251	50,066	283,185	101,355	30,063
Cost of investments	$4,658,440	$742,957	$4,152,609	$1,523,377	$280,363
UNIT VALUE (1)
Lowest	$37.45	$34.61	$26.40	$14.81	$14.23
Highest	$51.87	$41.50	$41.98	$23.23	$14.23

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Invesco V.I.			Invesco V.I.
	Capital	Invesco V.I.	Invesco V.I.	Conservative	Invesco V.I.
	Appreciation	Comstock	Comstock	Balanced	Core Bond
	Series II*	Series I	Series II	Series II*	Series I*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$18,012	$91,986	$23,735	$5,018
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(95,228)	(13,210)	(84,530)	(26,273)	(2,907)
Administrative expense	(13,645)	(1,046)	(10,641)	(3,596)	(253)
Net investment income (loss)	(108,873)	3,756	(3,185)	(6,134)	1,858
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,158,550	275,369	1,076,635	262,795	62,377
Cost of investments sold	741,360	212,685	814,990	207,587	71,033
Realized gains (losses) on fund shares:	417,190	62,684	261,645	55,208	(8,656)
Realized gain distributions	391,110	—	—	95,661	8,929
Net realized gains (losses)	808,300	62,684	261,645	150,869	273
Change in unrealized gains (losses)	631,118	215,848	1,289,065	12,831	(10,023)
Net realized and change in
unrealized gains (losses) on investments	1,439,418	278,532	1,550,710	163,700	(9,750)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,330,545	$282,288	$1,547,525	$157,566	$(7,892)
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Core Bond	Core Equity	Core Equity	Core Plus Bond	Core Plus Bond
	Series II*	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$2,869,371	$4,436,265	$33,821	$263,351	$1,919
Total assets	$2,869,371	$4,436,265	$33,821	$263,351	$1,919
NET ASSETS
Accumulation units	$2,803,457	$4,303,960	$33,821	$260,279	$1,919
Contracts in payout (annuitization) period	65,914	132,305	—	3,072	—
Total net assets	$2,869,371	$4,436,265	$33,821	$263,351	$1,919
FUND SHARE INFORMATION
Number of shares	373,130	117,393	900	40,206	296
Cost of investments	$3,042,913	$3,396,820	$25,276	$281,204	$2,171
UNIT VALUE (1)
Lowest	$9.32	$23.03	$26.28	$15.91	$15.06
Highest	$10.65	$54.91	$34.83	$19.95	$16.48

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Core Bond	Core Equity	Core Equity	Core Plus Bond	Core Plus Bond
	Series II*	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$53,427	$27,787	$141	$4,137	$28
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(38,690)	(50,102)	(489)	(3,385)	(30)
Administrative expense	(5,585)	(4,233)	(44)	(281)	(1)
Net investment income (loss)	9,152	(26,548)	(392)	471	(3)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	318,589	518,110	2,791	87,446	32
Cost of investments sold	320,266	429,052	2,243	91,348	33
Realized gains (losses) on fund shares:	(1,677)	89,058	548	(3,902)	(1)
Realized gain distributions	110,504	95,174	716	9,343	65
Net realized gains (losses)	108,827	184,232	1,264	5,441	64
Change in unrealized gains (losses)	(215,903)	815,331	6,206	(11,625)	(112)
Net realized and change in
unrealized gains (losses) on investments	(107,076)	999,563	7,470	(6,184)	(48)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(97,924)	$973,015	$7,078	$(5,713)	$(51)
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Discovery Mid	Discovery Mid	Diversified	Diversified	Equity
	Cap Growth	Cap Growth	Dividend	Dividend	and Income
	Series I*	Series II*	Series I	Series II	Series I*
ASSETS
Investments, at fair value	$1,479,427	$3,279,648	$5,384,015	$672,777	$1,762,588
Total assets	$1,479,427	$3,279,648	$5,384,015	$672,777	$1,762,588
NET ASSETS
Accumulation units	$1,461,540	$3,275,892	$4,995,578	$672,777	$1,609,195
Contracts in payout (annuitization) period	17,887	3,756	388,437	—	153,393
Total net assets	$1,479,427	$3,279,648	$5,384,015	$672,777	$1,762,588
FUND SHARE INFORMATION
Number of shares	12,906	31,608	180,550	22,752	85,190
Cost of investments	$903,830	$2,176,408	$3,482,944	$387,796	$1,448,361
UNIT VALUE (1)
Lowest	$17.16	$17.02	$31.08	$24.67	$19.34
Highest	$29.05	$62.29	$98.28	$33.13	$47.00

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Discovery Mid	Discovery Mid	Diversified	Diversified	Equity
	Cap Growth	Cap Growth	Dividend	Dividend	and Income
	Series I*	Series II*	Series I	Series II	Series I*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$112,019	$12,764	$32,310
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(20,003)	(42,439)	(65,707)	(8,698)	(20,283)
Administrative expense	(1,665)	(5,637)	(5,312)	(809)	(1,671)
Net investment income (loss)	(21,668)	(48,076)	41,000	3,257	10,356
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,921,306	201,373	750,520	21,566	150,900
Cost of investments sold	918,109	118,518	499,308	12,953	124,879
Realized gains (losses) on fund shares:	1,003,197	82,855	251,212	8,613	26,021
Realized gain distributions	151,535	369,102	20,277	2,564	17,072
Net realized gains (losses)	1,154,732	451,957	271,489	11,177	43,093
Change in unrealized gains (losses)	(713,216)	77,652	537,842	83,678	191,305
Net realized and change in
unrealized gains (losses) on investments	441,516	529,609	809,331	94,855	234,398
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$419,848	$481,533	$850,331	$98,112	$244,754
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Equity	Global	Global	Invesco V.I.	Invesco V.I.
	and Income	Core Equity	Core Equity	Global	Global
	Series II*	Series I	Series II	Series I*	Series II*
ASSETS
Investments, at fair value	$1,191,752	$1,208,803	$239,278	$641,313	$1,521,889
Total assets	$1,191,752	$1,208,803	$239,278	$641,313	$1,521,889
NET ASSETS
Accumulation units	$1,183,168	$1,013,375	$239,278	$641,313	$1,475,849
Contracts in payout (annuitization) period	8,584	195,428	—	—	46,040
Total net assets	$1,191,752	$1,208,803	$239,278	$641,313	$1,521,889
FUND SHARE INFORMATION
Number of shares	57,993	108,608	21,479	11,208	27,090
Cost of investments	$884,195	$989,821	$190,469	$381,396	$964,448
UNIT VALUE (1)
Lowest	$20.11	$25.61	$21.87	$41.61	$35.04
Highest	$35.71	$46.01	$27.20	$41.61	$62.21

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Equity	Global	Global	Invesco V.I.	Invesco V.I.
	and Income	Core Equity	Core Equity	Global	Global
	Series II*	Series I	Series II	Series I*	Series II*
NET INVESTMENT INCOME (LOSS)
Dividends	$19,294	$11,576	$1,734	$—	$—
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(17,263)	(15,096)	(3,119)	(7,162)	(19,525)
Administrative expense	(2,142)	(1,202)	(326)	(623)	(2,864)
Net investment income (loss)	(111)	(4,722)	(1,711)	(7,785)	(22,389)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	240,790	180,740	9,209	39,768	140,407
Cost of investments sold	185,839	129,136	6,402	23,571	85,498
Realized gains (losses) on fund shares:	54,951	51,604	2,807	16,197	54,909
Realized gain distributions	11,516	193,843	37,833	31,956	78,035
Net realized gains (losses)	66,467	245,447	40,640	48,153	132,944
Change in unrealized gains (losses)	118,005	(82,957)	(8,997)	40,081	80,220
Net realized and change in
unrealized gains (losses) on investments	184,472	162,490	31,643	88,234	213,164
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$184,361	$157,768	$29,932	$80,449	$190,775
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Global	Global	Government	Government	Government
	Strategic Income	Strategic Income	Money Market	Money Market	Securities
	Series I*	Series II*	Series I	Series II	Series I
ASSETS
Investments, at fair value	$493,801	$5,764,189	$193,798	$15	$699,253
Total assets	$493,801	$5,764,189	$193,798	$15	$699,253
NET ASSETS
Accumulation units	$490,809	$5,603,874	$192,524	$15	$699,253
Contracts in payout (annuitization) period	2,992	160,315	1,274	—	—
Total net assets	$493,801	$5,764,189	$193,798	$15	$699,253
FUND SHARE INFORMATION
Number of shares	110,966	1,250,366	193,798	15	60,911
Cost of investments	$541,803	$6,400,406	$193,798	$15	$727,863
UNIT VALUE (1)
Lowest	$4.52	$13.51	$8.72	$8.40	$13.61
Highest	$22.40	$19.65	$11.22	$9.20	$18.46

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Global	Global	Government	Government	Government
	Strategic Income	Strategic Income	Money Market	Money Market	Securities
	Series I*	Series II*	Series I	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$23,671	$255,053	$14	$—	$17,685
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(5,996)	(78,951)	(2,661)	—	(8,614)
Administrative expense	(521)	(11,288)	(199)	—	(756)
Net investment income (loss)	17,154	164,814	(2,846)	—	8,315
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	49,724	969,877	15,412	—	156,876
Cost of investments sold	52,446	1,036,119	15,412	—	157,201
Realized gains (losses) on fund shares:	(2,722)	(66,242)	—	—	(325)
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	(2,722)	(66,242)	—	—	(325)
Change in unrealized gains (losses)	(39,373)	(404,748)	—	—	(34,639)
Net realized and change in
unrealized gains (losses) on investments	(42,095)	(470,990)	—	—	(34,964)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(24,941)	$(306,176)	$(2,846)	$—	$(26,649)
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Growth	Invesco V.I.	Invesco V.I.	International	International
	and Income	High Yield	High Yield	Growth	Growth
	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$3,441,657	$433,026	$375,442	$1,164,246	$44,276
Total assets	$3,441,657	$433,026	$375,442	$1,164,246	$44,276
NET ASSETS
Accumulation units	$3,384,231	$424,661	$364,375	$1,136,840	$44,276
Contracts in payout (annuitization) period	57,426	8,365	11,067	27,406	—
Total net assets	$3,441,657	$433,026	$375,442	$1,164,246	$44,276
FUND SHARE INFORMATION
Number of shares	145,463	82,797	72,760	28,115	1,087
Cost of investments	$2,744,692	$453,886	$405,515	$799,318	$34,769
UNIT VALUE (1)
Lowest	$27.13	$19.35	$11.68	$20.38	$14.03
Highest	$45.58	$35.95	$25.58	$38.77	$31.69

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Growth	Invesco V.I.	Invesco V.I.	International	International
	and Income	High Yield	High Yield	Growth	Growth
	Series II	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$44,981	$20,884	$17,166	$15,287	$473
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(44,887)	(6,224)	(5,938)	(15,819)	(932)
Administrative expense	(6,361)	(517)	(680)	(1,346)	(66)
Net investment income (loss)	(6,267)	14,143	10,548	(1,878)	(525)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	596,473	683,667	16,145	1,007,087	294,232
Cost of investments sold	516,427	688,132	17,053	563,950	199,263
Realized gains (losses) on fund shares:	80,046	(4,465)	(908)	443,137	94,969
Realized gain distributions	—	—	—	80,736	3,051
Net realized gains (losses)	80,046	(4,465)	(908)	523,873	98,020
Change in unrealized gains (losses)	695,460	9,168	(1,610)	(413,865)	(86,458)
Net realized and change in
unrealized gains (losses) on investments	775,506	4,703	(2,518)	110,008	11,562
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$769,239	$18,846	$8,030	$108,130	$11,037
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	Main Street	Main Street	Invesco V.I.	Invesco V.I.	Main Street
	Mid Cap	Mid Cap	Main Street	Main Street	Small Cap
	Series I*	Series II*	Series I*	Series II*	Series I*
ASSETS
Investments, at fair value	$450,657	$45,247	$1,503,952	$9,209,401	$600,821
Total assets	$450,657	$45,247	$1,503,952	$9,209,401	$600,821
NET ASSETS
Accumulation units	$449,666	$45,247	$1,487,667	$8,990,031	$600,821
Contracts in payout (annuitization) period	991	—	16,285	219,370	—
Total net assets	$450,657	$45,247	$1,503,952	$9,209,401	$600,821
FUND SHARE INFORMATION
Number of shares	34,746	3,605	41,975	261,037	19,092
Cost of investments	$408,036	$41,936	$1,052,375	$6,701,787	$405,107
UNIT VALUE (1)
Lowest	$30.66	$27.18	$34.22	$33.92	$49.15
Highest	$42.79	$34.44	$34.22	$49.95	$49.15

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	Main Street	Main Street	Invesco V.I.	Invesco V.I.	Main Street
	Mid Cap	Mid Cap	Main Street	Main Street	Small Cap
	Series I*	Series II*	Series I*	Series II*	Series I*
NET INVESTMENT INCOME (LOSS)
Dividends	$1,922	$110	$9,762	$45,097	$2,167
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(5,504)	(699)	(16,398)	(112,108)	(6,833)
Administrative expense	(448)	(52)	(1,426)	(16,726)	(594)
Net investment income (loss)	(4,030)	(641)	(8,062)	(83,737)	(5,260)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	74,398	37,933	143,985	1,184,214	86,661
Cost of investments sold	72,402	41,660	102,191	883,136	55,804
Realized gains (losses) on fund shares:	1,996	(3,727)	41,794	301,078	30,857
Realized gain distributions	—	—	79,579	512,684	36,445
Net realized gains (losses)	1,996	(3,727)	121,373	813,762	67,302
Change in unrealized gains (losses)	88,870	13,554	212,029	1,234,347	48,631
Net realized and change in
unrealized gains (losses) on investments	90,866	9,827	333,402	2,048,109	115,933
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$86,836	$9,186	$325,340	$1,964,372	$110,673
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Main Street	Managed	Managed	Invesco V.I.	Invesco V.I.
	Small Cap	Volatility	Volatility	S&P 500 Index	S&P 500 Index
	Series II*	Series I*	Series II*	Series I	Series II
ASSETS
Investments, at fair value	$3,317,532	$—	$—	$3,297,485	$2,729,083
Total assets	$3,317,532	$—	$—	$3,297,485	$2,729,083
NET ASSETS
Accumulation units	$3,239,476	$—	$—	$3,147,350	$2,729,083
Contracts in payout (annuitization) period	78,056	—	—	150,135	—
Total net assets	$3,317,532	$—	$—	$3,297,485	$2,729,083
FUND SHARE INFORMATION
Number of shares	107,607	—	—	142,810	119,226
Cost of investments	$2,262,740	$—	$—	$2,322,707	$1,740,681
UNIT VALUE (1)
Lowest	$37.87	$—	$—	$43.68	$32.42
Highest	$67.57	$—	$—	$53.96	$53.42

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Main Street	Managed	Managed	Invesco V.I.	Invesco V.I.
	Small Cap	Volatility	Volatility	S&P 500 Index	S&P 500 Index
	Series II*	Series I*	Series II*	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$5,968	$3,990	$303	$37,778	$26,211
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(42,442)	(758)	(90)	(38,895)	(40,057)
Administrative expense	(6,208)	(65)	(6)	(2,953)	(4,254)
Net investment income (loss)	(42,682)	3,167	207	(4,070)	(18,100)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	378,045	244,997	17,837	125,349	269,650
Cost of investments sold	246,300	262,238	20,380	86,920	162,035
Realized gains (losses) on fund shares:	131,745	(17,241)	(2,543)	38,429	107,615
Realized gain distributions	208,690	—	—	322,054	269,958
Net realized gains (losses)	340,435	(17,241)	(2,543)	360,483	377,573
Change in unrealized gains (losses)	295,476	27,844	3,517	334,127	227,950
Net realized and change in
unrealized gains (losses) on investments	635,911	10,603	974	694,610	605,523
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$593,229	$13,770	$1,181	$690,540	$587,423

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

			Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Value	Value
	Technology	Technology	Opportunities	Opportunities	Lord Abbet
	Series I	Series II	Series I*	Series II*	Bond Debenture
ASSETS
Investments, at fair value	$608,520	$246,009	$—	$—	$2,078,078
Total assets	$608,520	$246,009	$—	$—	$2,078,078
NET ASSETS
Accumulation units	$607,195	$246,009	$—	$—	$2,021,254
Contracts in payout (annuitization) period	1,325	—	—	—	56,824
Total net assets	$608,520	$246,009	$—	$—	$2,078,078
FUND SHARE INFORMATION
Number of shares	15,980	6,989	—	—	168,949
Cost of investments	$404,834	$233,960	$—	$—	$2,021,419
UNIT VALUE (1)
Lowest	$50.81	$48.09	$—	$—	$20.75
Highest	$56.50	$52.08	$—	$—	$23.62

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

			Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Value	Value
	Technology	Technology	Opportunities	Opportunities	Lord Abbet
	Series I	Series II	Series I*	Series II*	Bond Debenture
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$10,537	$631	$62,515
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(7,730)	(3,236)	(5,063)	(708)	(26,727)
Administrative expense	(594)	(226)	(433)	(70)	(3,977)
Net investment income (loss)	(8,324)	(3,462)	5,041	(147)	31,811
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	38,582	3,461	1,539,202	199,716	281,899
Cost of investments sold	18,914	3,103	1,514,779	195,085	262,622
Realized gains (losses) on fund shares:	19,668	358	24,423	4,631	19,277
Realized gain distributions	55,728	24,175	35,516	3,913	33,074
Net realized gains (losses)	75,396	24,533	59,939	8,544	52,351
Change in unrealized gains (losses)	3,517	(1,557)	217,637	24,872	(46,903)
Net realized and change in
unrealized gains (losses) on investments	78,913	22,976	277,576	33,416	5,448
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$70,589	$19,514	$282,617	$33,269	$37,259
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

					LVIP Delaware
	Lord Abbet	Lord Abbet	Lord Abbet	Lord Abbet	Smid Cap
	Fundamental	Growth	Growth	Mid Cap	Core Series
	Equity	and Income	Opportunities	Stock	Standard Class*
ASSETS
Investments, at fair value	$832,226	$950,104	$1,138,091	$1,978,276	$381,962
Total assets	$832,226	$950,104	$1,138,091	$1,978,276	$381,962
NET ASSETS
Accumulation units	$825,394	$938,561	$1,122,259	$1,942,104	$381,962
Contracts in payout (annuitization) period	6,832	11,543	15,832	36,172	—
Total net assets	$832,226	$950,104	$1,138,091	$1,978,276	$381,962
FUND SHARE INFORMATION
Number of shares	41,384	23,729	83,133	70,602	13,586
Cost of investments	$678,151	$742,695	$1,117,836	$1,537,483	$314,939
UNIT VALUE (1)
Lowest	$29.54	$24.62	$43.38	$23.30	$39.45
Highest	$34.26	$28.79	$50.71	$27.61	$39.45

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

					LVIP Delaware
	Lord Abbet	Lord Abbet	Lord Abbet	Lord Abbet	Smid Cap
	Fundamental	Growth	Growth	Mid Cap	Core Series
	Equity	and Income	Opportunities	Stock	Standard Class*
NET INVESTMENT INCOME (LOSS)
Dividends	$6,509	$9,308	$—	$10,945	$3,720
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(10,237)	(12,147)	(15,306)	(24,429)	(4,324)
Administrative expense	(1,518)	(1,792)	(2,246)	(3,563)	(376)
Net investment income (loss)	(5,246)	(4,631)	(17,552)	(17,047)	(980)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	106,004	274,596	183,983	269,012	44,714
Cost of investments sold	89,548	200,523	142,773	199,037	38,867
Realized gains (losses) on fund shares:	16,456	74,073	41,210	69,975	5,847
Realized gain distributions	33,625	95,452	252,608	177,146	27,369
Net realized gains (losses)	50,081	169,525	293,818	247,121	33,216
Change in unrealized gains (losses)	135,632	68,356	(217,551)	207,453	38,919
Net realized and change in
unrealized gains (losses) on investments	185,713	237,881	76,267	454,574	72,135
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$180,467	$233,250	$58,715	$437,527	$71,155
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

				MFS VIT
	MFS VIT	MFS VIT	MFS VIT	Total Return	Morgan Stanley
	High Yield	Investors Trust	New Discovery	Bond	VIF Discovery
	Initial Class	Initial Class	Initial Class	Initial Class	Class I
ASSETS
Investments, at fair value	$134,307	$186,138	$285,486	$240,893	$561,343
Total assets	$134,307	$186,138	$285,486	$240,893	$561,343
NET ASSETS
Accumulation units	$134,307	$186,138	$285,486	$240,893	$561,343
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$134,307	$186,138	$285,486	$240,893	$561,343
FUND SHARE INFORMATION
Number of shares	24,026	4,162	12,253	17,674	32,943
Cost of investments	$143,153	$95,660	$229,355	$218,688	$493,037
UNIT VALUE (1)
Lowest	$24.12	$35.15	$41.82	$22.48	$95.85
Highest	$24.12	$35.15	$41.82	$22.48	$118.40

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

				MFS VIT
	MFS VIT	MFS VIT	MFS VIT	Total Return	Morgan Stanley
	High Yield	Investors Trust	New Discovery	Bond	VIF Discovery
	Initial Class	Initial Class	Initial Class	Initial Class	Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$6,947	$1,065	$—	$6,545	$—
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(1,631)	(1,956)	(3,540)	(2,792)	(9,334)
Administrative expense	(142)	(170)	(308)	(243)	(672)
Net investment income (loss)	5,174	(1,061)	(3,848)	3,510	(10,006)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	26,432	2,454	56,970	6,082	92,502
Cost of investments sold	27,827	1,324	35,509	5,453	39,188
Realized gains (losses) on fund shares:	(1,395)	1,130	21,461	629	53,314
Realized gain distributions	—	5,357	46,551	18	237,825
Net realized gains (losses)	(1,395)	6,487	68,012	647	291,139
Change in unrealized gains (losses)	(623)	32,141	(60,234)	(9,205)	(358,605)
Net realized and change in
unrealized gains (losses) on investments	(2,018)	38,628	7,778	(8,558)	(67,466)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,156	$37,567	$3,930	$(5,048)	$(77,472)
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

		Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging	VIF Global
	VIF Discovery	Markets Debt	Markets Equity	Markets Equity	Franchise
	Class II	Class II	Class I	Class II	Class II
ASSETS
Investments, at fair value	$2,646,487	$849,548	$208,188	$25,059	$2,370,946
Total assets	$2,646,487	$849,548	$208,188	$25,059	$2,370,946
NET ASSETS
Accumulation units	$2,619,244	$838,882	$208,188	$25,059	$2,352,540
Contracts in payout (annuitization) period	27,243	10,666	—	—	18,406
Total net assets	$2,646,487	$849,548	$208,188	$25,059	$2,370,946
FUND SHARE INFORMATION
Number of shares	164,993	118,984	11,496	1,389	173,569
Cost of investments	$2,551,383	$936,295	$154,997	$19,028	$2,284,599
UNIT VALUE (1)
Lowest	$57.11	$17.80	$28.60	$40.36	$41.75
Highest	$127.10	$30.36	$41.51	$45.22	$66.72

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

		Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging	VIF Global
	VIF Discovery	Markets Debt	Markets Equity	Markets Equity	Franchise
	Class II	Class II	Class I	Class II	Class II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$44,655	$1,796	$328	$14,775
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(45,865)	(11,446)	(3,060)	(643)	(31,696)
Administrative expense	(5,857)	(1,691)	(226)	(90)	(4,250)
Net investment income (loss)	(51,722)	31,518	(1,490)	(405)	(21,171)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	379,053	215,811	27,876	37,851	400,369
Cost of investments sold	218,042	229,322	18,277	28,303	411,977
Realized gains (losses) on fund shares:	161,011	(13,511)	9,599	9,548	(11,608)
Realized gain distributions	1,140,074	—	—	—	226,808
Net realized gains (losses)	1,301,085	(13,511)	9,599	9,548	215,200
Change in unrealized gains (losses)	(1,611,292)	(48,981)	(3,394)	(8,286)	210,489
Net realized and change in
unrealized gains (losses) on investments	(310,207)	(62,492)	6,205	1,262	425,689
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(361,929)	$(30,974)	$4,715	$857	$404,518
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	VIF Global	Morgan Stanley
	Infrastructure	Infrastructure	Strategist	Strategist	VIF Growth
	Class I	Class II	Class I	Class II	Class I
ASSETS
Investments, at fair value	$1,434,319	$98,363	$1,626,669	$263,250	$13,893,611
Total assets	$1,434,319	$98,363	$1,626,669	$263,250	$13,893,611
NET ASSETS
Accumulation units	$1,273,825	$98,363	$1,377,809	$263,250	$12,869,487
Contracts in payout (annuitization) period	160,494	—	248,860	—	1,024,124
Total net assets	$1,434,319	$98,363	$1,626,669	$263,250	$13,893,611
FUND SHARE INFORMATION
Number of shares	171,981	11,894	143,953	23,442	258,630
Cost of investments	$1,400,190	$97,552	$1,474,999	$237,614	$10,921,125
UNIT VALUE (1)
Lowest	$41.53	$21.16	$17.41	$18.02	$22.54
Highest	$89.55	$41.77	$82.56	$24.15	$123.18

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	VIF Global	Morgan Stanley
	Infrastructure	Infrastructure	Strategist	Strategist	VIF Growth
	Class I	Class II	Class I	Class II	Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$35,337	$2,222	$29,719	$4,520	$—
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(17,884)	(1,266)	(20,982)	(3,878)	(214,846)
Administrative expense	(1,427)	(98)	(1,663)	(346)	(18,193)
Net investment income (loss)	16,026	858	7,074	296	(233,039)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	258,028	3,028	306,981	9,005	5,058,263
Cost of investments sold	256,107	3,091	273,796	8,082	2,790,557
Realized gains (losses) on fund shares:	1,921	(63)	33,185	923	2,267,706
Realized gain distributions	50,173	3,435	54,256	8,674	3,962,967
Net realized gains (losses)	52,094	3,372	87,441	9,597	6,230,673
Change in unrealized gains (losses)	104,841	6,699	18,267	6,107	(5,906,034)
Net realized and change in
unrealized gains (losses) on investments	156,935	10,071	105,708	15,704	324,639
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$172,961	$10,929	$112,782	$16,000	$91,600
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

		Morgan Stanley	Morgan Stanley
	Morgan Stanley	VIF U.S.	VIF U.S.	Morgan Stanley	Morgan Stanley
	VIF Growth	Real Estate	Real Estate	VIS Income Plus	VIS Income Plus
	Class II	Class I	Class II	Class X Shares	Class Y Shares
ASSETS
Investments, at fair value	$3,011,030	$238,017	$1,946,800	$2,083,315	$861,552
Total assets	$3,011,030	$238,017	$1,946,800	$2,083,315	$861,552
NET ASSETS
Accumulation units	$3,008,114	$226,682	$1,872,167	$1,655,432	$847,119
Contracts in payout (annuitization) period	2,916	11,335	74,633	427,883	14,433
Total net assets	$3,011,030	$238,017	$1,946,800	$2,083,315	$861,552
FUND SHARE INFORMATION
Number of shares	62,186	10,141	83,482	193,257	79,996
Cost of investments	$2,367,119	$176,981	$1,347,376	$2,109,138	$870,742
UNIT VALUE (1)
Lowest	$22.04	$45.99	$22.52	$25.31	$18.26
Highest	$123.69	$55.99	$48.92	$67.64	$23.95

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

		Morgan Stanley	Morgan Stanley
	Morgan Stanley	VIF U.S.	VIF U.S.	Morgan Stanley	Morgan Stanley
	VIF Growth	Real Estate	Real Estate	VIS Income Plus	VIS Income Plus
	Class II	Class I	Class II	Class X Shares	Class Y Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$3,673	$33,255	$71,724	$27,625
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(49,816)	(2,326)	(23,813)	(27,575)	(12,239)
Administrative expense	(5,552)	(176)	(3,481)	(2,142)	(1,191)
Net investment income (loss)	(55,368)	1,171	5,961	42,007	14,195
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	361,360	12,834	439,030	261,526	65,003
Cost of investments sold	201,630	10,700	361,257	254,390	62,605
Realized gains (losses) on fund shares:	159,730	2,134	77,773	7,136	2,398
Realized gain distributions	907,499	—	—	148,119	61,683
Net realized gains (losses)	1,067,229	2,134	77,773	155,255	64,081
Change in unrealized gains (losses)	(1,037,695)	51,399	495,943	(269,972)	(109,934)
Net realized and change in
unrealized gains (losses) on investments	29,534	53,533	573,716	(114,717)	(45,853)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(25,834)	$54,704	$579,677	$(72,710)	$(31,658)
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

	PIMCO VIT
	Commodity	PIMCO VIT			Putnam VT
	RealReturn®	Emerging	PIMCO VIT	PIMCO VIT	Diversified
	Strategy	Markets Bond	Real Return	Total Return	Income
	Advisor Class	Advisor Class	Advisor Class	Advisor Class	Class IB
ASSETS
Investments, at fair value	$1,741	$5,910	$108,815	$127,391	$1,020,528
Total assets	$1,741	$5,910	$108,815	$127,391	$1,020,528
NET ASSETS
Accumulation units	$1,741	$5,910	$95,855	$127,391	$981,117
Contracts in payout (annuitization) period	—	—	12,960	—	39,411
Total net assets	$1,741	$5,910	$108,815	$127,391	$1,020,528
FUND SHARE INFORMATION
Number of shares	222	472	7,778	11,839	193,282
Cost of investments	$2,747	$6,211	$99,220	$130,073	$1,325,387
UNIT VALUE (1)
Lowest	$6.55	$17.16	$14.86	$15.55	$18.09
Highest	$7.21	$18.87	$16.34	$17.10	$19.40

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	PIMCO VIT
	Commodity	PIMCO VIT			Putnam VT
	RealReturn®	Emerging	PIMCO VIT	PIMCO VIT	Diversified
	Strategy	Markets Bond	Real Return	Total Return	Income
	Advisor Class	Advisor Class	Advisor Class	Advisor Class	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$67	$264	$5,173	$2,789	$7,370
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(21)	(78)	(1,409)	(2,383)	(14,229)
Administrative expense	(3)	(11)	(210)	(310)	—
Net investment income (loss)	43	175	3,554	96	(6,859)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	28	112	34,195	81,343	172,268
Cost of investments sold	46	114	31,541	80,532	209,872
Realized gains (losses) on fund shares:	(18)	(2)	2,654	811	(37,604)
Realized gain distributions	—	—	—	7,306	—
Net realized gains (losses)	(18)	(2)	2,654	8,117	(37,604)
Change in unrealized gains (losses)	390	(425)	(2,355)	(13,620)	(46,255)
Net realized and change in
unrealized gains (losses) on investments	372	(427)	299	(5,503)	(83,859)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$415	$(252)	$3,853	$(5,407)	$(90,718)
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

	Putnam VT	Putnam VT
	Emerging	Focused	Putnam VT	Putnam VT	Putnam VT
	Markets	International	George Putnam	Global	Global
	Equity Fund	Equity	Balanced	Asset Allocation	Health Care
	Class IB	Class IB*	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$585,516	$2,094,989	$3,398,482	$2,057,177	$2,249,087
Total assets	$585,516	$2,094,989	$3,398,482	$2,057,177	$2,249,087
NET ASSETS
Accumulation units	$577,179	$1,999,325	$3,320,382	$2,047,816	$2,197,274
Contracts in payout (annuitization) period	8,337	95,664	78,100	9,361	51,813
Total net assets	$585,516	$2,094,989	$3,398,482	$2,057,177	$2,249,087
FUND SHARE INFORMATION
Number of shares	25,173	90,535	227,628	101,139	120,465
Cost of investments	$449,774	$1,454,894	$2,306,318	$1,545,208	$1,717,592
UNIT VALUE (1)
Lowest	$10.24	$12.38	$20.69	$23.63	$37.24
Highest	$21.44	$20.42	$29.64	$35.39	$51.70

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Putnam VT	Putnam VT
	Emerging	Focused	Putnam VT	Putnam VT	Putnam VT
	Markets	International	George Putnam	Global	Global
	Equity Fund	Equity	Balanced	Asset Allocation	Health Care
	Class IB	Class IB*	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$2,999	$16,173	$30,064	$14,332	$23,257
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(7,908)	(27,444)	(45,211)	(27,531)	(28,050)
Administrative expense	—	(275)	(2,089)	(2,182)	(516)
Net investment income (loss)	(4,909)	(11,546)	(17,236)	(15,381)	(5,309)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	29,293	312,505	635,297	262,997	182,180
Cost of investments sold	20,391	222,302	443,063	204,708	151,180
Realized gains (losses) on fund shares:	8,902	90,203	192,234	58,289	31,000
Realized gain distributions	9,297	55,449	206,327	52,902	167,101
Net realized gains (losses)	18,199	145,652	398,561	111,191	198,101
Change in unrealized gains (losses)	(45,628)	87,245	28,075	142,644	156,811
Net realized and change in
unrealized gains (losses) on investments	(27,429)	232,897	426,636	253,835	354,912
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(32,338)	$221,351	$409,400	$238,454	$349,603
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

	Putnam VT	Putnam VT			Putnam VT
	Government	Growth	Putnam VT	Putnam VT	International
	Money Market	Opportunities	High Yield	Income	Equity
	Class IB	Class IB	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$6,224,163	$12,885,597	$2,002,520	$4,942,897	$3,740,482
Total assets	$6,224,163	$12,885,597	$2,002,520	$4,942,897	$3,740,482
NET ASSETS
Accumulation units	$6,066,780	$12,542,171	$1,969,512	$4,780,455	$3,659,762
Contracts in payout (annuitization) period	157,383	343,426	33,008	162,442	80,720
Total net assets	$6,224,163	$12,885,597	$2,002,520	$4,942,897	$3,740,482
FUND SHARE INFORMATION
Number of shares	6,224,163	804,344	321,432	480,827	219,255
Cost of investments	$6,224,163	$7,321,281	$2,067,908	$5,413,637	$3,126,158
UNIT VALUE (1)
Lowest	$8.21	$22.40	$19.92	$14.79	$13.47
Highest	$10.39	$30.30	$31.96	$20.94	$27.29

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Putnam VT	Putnam VT			Putnam VT
	Government	Growth	Putnam VT	Putnam VT	International
	Money Market	Opportunities	High Yield	Income	Equity
	Class IB	Class IB	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$645	$—	$101,836	$69,048	$41,665
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(85,934)	(152,574)	(26,572)	(65,771)	(48,272)
Administrative expense	(11,696)	(3,935)	(2,615)	(6,809)	(3,113)
Net investment income (loss)	(96,985)	(156,509)	72,649	(3,532)	(9,720)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,291,831	912,166	405,737	724,923	399,911
Cost of investments sold	1,291,831	539,576	425,211	770,487	331,821
Realized gains (losses) on fund shares:	—	372,590	(19,474)	(45,564)	68,090
Realized gain distributions	—	1,105,835	—	231,515	128,484
Net realized gains (losses)	—	1,478,425	(19,474)	185,951	196,574
Change in unrealized gains (losses)	—	967,268	20,224	(493,405)	64,442
Net realized and change in
unrealized gains (losses) on investments	—	2,445,693	750	(307,454)	261,016
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(96,985)	$2,289,184	$73,399	$(310,986)	$251,296
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

	Putnam VT		Putnam VT
	International	Putnam VT	Mortgage	Putnam VT	Putnam VT
	Value	Large Cap Value	Securities	Multi-Cap Core	Research
	Class IB	Class IB*	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$535,984	$16,027,317	$893,027	$5,595,685	$1,668,179
Total assets	$535,984	$16,027,317	$893,027	$5,595,685	$1,668,179
NET ASSETS
Accumulation units	$524,994	$14,930,005	$853,393	$5,409,230	$1,618,379
Contracts in payout (annuitization) period	10,990	1,097,312	39,634	186,455	49,800
Total net assets	$535,984	$16,027,317	$893,027	$5,595,685	$1,668,179
FUND SHARE INFORMATION
Number of shares	47,140	520,030	102,765	218,838	47,365
Cost of investments	$522,742	$10,857,751	$1,067,682	$3,206,096	$833,325
UNIT VALUE (1)
Lowest	$15.43	$16.87	$16.16	$23.17	$28.87
Highest	$18.46	$52.42	$18.19	$55.90	$56.33

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Putnam VT		Putnam VT
	International	Putnam VT	Mortgage	Putnam VT	Putnam VT
	Value	Large Cap Value	Securities	Multi-Cap Core	Research
	Class IB	Class IB*	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$10,996	$189,215	$—	$33,971	$1,600
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(7,171)	(198,644)	(12,987)	(69,574)	(21,224)
Administrative expense	—	(7,177)	—	(794)	(192)
Net investment income (loss)	3,825	(16,606)	(12,987)	(36,397)	(19,816)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	69,958	1,930,716	149,219	590,873	286,730
Cost of investments sold	68,741	1,382,529	173,101	358,631	150,434
Realized gains (losses) on fund shares:	1,217	548,187	(23,882)	232,242	136,296
Realized gain distributions	6,927	589,086	—	449,475	114,783
Net realized gains (losses)	8,144	1,137,273	(23,882)	681,717	251,079
Change in unrealized gains (losses)	55,201	2,335,422	(12,039)	683,783	98,212
Net realized and change in
unrealized gains (losses) on investments	63,345	3,472,695	(35,921)	1,365,500	349,291
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$67,170	$3,456,089	$(48,908)	$1,329,103	$329,475

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

	Putnam VT		Putnam VT	Putnam VT	Templeton
	Small Cap	Putnam VT	Sustainable	Sustainable	Developing
	Growth	Small Cap Value	Future	Leaders	Markets
	Class IB	Class IB	Class IB	Class IB	VIP Class 2
ASSETS
Investments, at fair value	$189,848	$2,399,411	$517,057	$9,999,243	$895,431
Total assets	$189,848	$2,399,411	$517,057	$9,999,243	$895,431
NET ASSETS
Accumulation units	$189,642	$2,360,242	$510,124	$9,855,531	$895,431
Contracts in payout (annuitization) period	206	39,169	6,933	143,712	—
Total net assets	$189,848	$2,399,411	$517,057	$9,999,243	$895,431
FUND SHARE INFORMATION
Number of shares	7,940	172,619	22,951	203,195	83,920
Cost of investments	$137,065	$2,198,825	$385,654	$5,896,346	$784,905
UNIT VALUE (1)
Lowest	$56.32	$34.62	$58.90	$21.38	$19.67
Highest	$60.74	$60.13	$63.53	$73.75	$45.66

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Putnam VT		Putnam VT	Putnam VT	Templeton
	Small Cap	Putnam VT	Sustainable	Sustainable	Developing
	Growth	Small Cap Value	Future	Leaders	Markets
	Class IB	Class IB	Class IB	Class IB	VIP Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$16,046	$—	$13,333	$8,757
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(3,035)	(29,159)	(7,328)	(121,431)	(13,616)
Administrative expense	—	(353)	—	(856)	(1,885)
Net investment income (loss)	(3,035)	(13,466)	(7,328)	(108,954)	(6,744)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	76,221	260,998	79,218	795,923	132,928
Cost of investments sold	56,835	256,701	54,456	492,035	101,395
Realized gains (losses) on fund shares:	19,386	4,297	24,762	303,888	31,533
Realized gain distributions	16,573	—	48,514	888,876	20,069
Net realized gains (losses)	35,959	4,297	73,276	1,192,764	51,602
Change in unrealized gains (losses)	(7,157)	683,678	(36,991)	778,685	(107,114)
Net realized and change in
unrealized gains (losses) on investments	28,802	687,975	36,285	1,971,449	(55,512)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$25,767	$674,509	$28,957	$1,862,495	$(62,256)
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2021

		Allspring VT
	Templeton	Index	Allspring VT
	Foreign	Asset Allocation	Opportunity
	VIP Class 2	Class 2*	Class 2*
ASSETS
Investments, at fair value	$4,696,350	$193,658	$41,794
Total assets	$4,696,350	$193,658	$41,794
NET ASSETS
Accumulation units	$4,610,508	$193,658	$41,794
Contracts in payout (annuitization) period	85,842	—	—
Total net assets	$4,696,350	$193,658	$41,794
FUND SHARE INFORMATION
Number of shares	345,574	8,453	1,189
Cost of investments	$4,779,460	$130,687	$25,170
UNIT VALUE (1)
Lowest	$13.29	$32.12	$22.72
Highest	$23.24	$32.12	$22.72

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

		Allspring VT
	Templeton	Index	Allspring VT
	Foreign	Asset Allocation	Opportunity
	VIP Class 2	Class 2*	Class 2*
NET INVESTMENT INCOME (LOSS)
Dividends	$88,901	$1,093	$17
Charges from Wilton Reassurance Life
Company of New York:
Mortality and expense risk	(63,097)	(2,147)	(462)
Administrative expense	(9,047)	(187)	(40)
Net investment income (loss)	16,757	(1,241)	(485)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	663,184	10,614	4,499
Cost of investments sold	647,596	7,288	2,834
Realized gains (losses) on fund shares:	15,588	3,326	1,665
Realized gain distributions	—	17,572	2,006
Net realized gains (losses)	15,588	20,898	3,671
Change in unrealized gains (losses)	105,187	5,809	5,190
Net realized and change in
unrealized gains (losses) on investments	120,775	26,707	8,861
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$137,532	$25,466	$8,376
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	AST
	VPS Growth	VPS International	VPS Large	VPS Small/	Academic
	& Income	Value	Cap Growth	Mid Value	Strategies
	Class B	Class B	Class B	Class B	Asset Allocation
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(16,529)	$(190)	$(34,407)	$(5,896)	$(510)
Net realized gains (losses)	70,904	(1,795)	305,619	15,840	5,889
Change in unrealized gains (losses)	331,506	15,191	192,730	120,845	(2,664)
Increase (decrease) in net assets from operations	385,881	13,206	463,942	130,789	2,715
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	1
Transfers for contract benefits and terminations	(152,708)	(9,373)	(131,859)	(32,051)	(1,205)
Contract maintenance charge	(4,228)	(680)	(5,753)	(2,518)	(30)
Transfers among the sub-accounts and with the
Fixed Account - net	219,609	(10,798)	(209,086)	(36,994)	(10,171)
Increase (decrease) in net assets from contract
transactions	62,673	(20,851)	(346,698)	(71,563)	(11,405)
INCREASE (DECREASE) IN NET ASSETS	448,554	(7,645)	117,244	59,226	(8,690)
NET ASSETS AT BEGINNING OF PERIOD	1,480,205	157,399	1,990,024	416,495	30,112
NET ASSETS AT END OF PERIOD	$1,928,759	$149,754	$2,107,268	$475,721	$21,422

UNITS OUTSTANDING
Units outstanding at beginning of period	53,460	14,986	48,090	10,845	2,409
Units issued	9,564	65	2,537	17	1
Units redeemed	(7,922)	(1,884)	(11,435)	(1,491)	(808)
Units outstanding at end of period	55,102	13,167	39,192	9,371	1,602

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of the Funds during 2021.
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		AST
		Fidelity			AST
	AST	Institutional	AST	AST	J.P. Morgan
	Advanced	AMSM	Government	International	Strategic
	Strategies	Quantitative*	Money Market	Growth	Opportunities
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(439)	$(145)	$(64)	$(38)	$(323)
Net realized gains (losses)	274	4,070	—	31	147
Change in unrealized gains (losses)	2,951	(3,114)	—	283	1,265
Increase (decrease) in net assets from operations	2,786	811	(64)	276	1,089
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	(14,113)	—	—
Contract maintenance charge	(17)	(9)	—	(4)	(13)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	(11,014)	23,534	1	2
Increase (decrease) in net assets from contract
transactions	(18)	(11,023)	9,421	(3)	(11)
INCREASE (DECREASE) IN NET ASSETS	2,768	(10,212)	9,357	273	1,078
NET ASSETS AT BEGINNING OF PERIOD	23,471	10,212	—	2,532	17,906
NET ASSETS AT END OF PERIOD	$26,239	$—	$9,357	$2,805	$18,984

UNITS OUTSTANDING
Units outstanding at beginning of period	1,235	695	—	150	1,173
Units issued	—	—	2,032	—	—
Units redeemed	(1)	(695)	(1,016)	(1)	(1)
Units outstanding at end of period	1,234	—	1,016	149	1,172
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

			AST
	AST		Neuberger	AST	AST
	Loomis Sayles	AST	Berman/LSV	Preservation	Prudential
	Large-Cap	Mid-Cap	Mid-Cap	Asset	Growth
	Growth	Growth	Value	Allocation	Allocation
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(166)	$(88)	$(95)	$(1,163)	$(2,256)
Net realized gains (losses)	144	55	69	42,295	1,463
Change in unrealized gains (losses)	1,828	569	1,809	(38,971)	18,234
Increase (decrease) in net assets from operations	1,806	536	1,783	2,161	17,441
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	—	(100,532)	(5,347)
Contract maintenance charge	(19)	(10)	(11)	(60)	(10)
Transfers among the sub-accounts and with the
Fixed Account - net	1	1	—	—	16,620
Increase (decrease) in net assets from contract
transactions	(18)	(9)	(11)	(100,592)	11,263
INCREASE (DECREASE) IN NET ASSETS	1,788	527	1,772	(98,431)	28,704
NET ASSETS AT BEGINNING OF PERIOD	10,825	5,991	5,606	161,475	105,395
NET ASSETS AT END OF PERIOD	$12,613	$6,518	$7,378	$63,044	$134,099

UNITS OUTSTANDING
Units outstanding at beginning of period	312	177	285	9,313	7,021
Units issued	—	—	—	1	1,089
Units redeemed	—	—	—	(5,736)	(322)
Units outstanding at end of period	312	177	285	3,578	7,788
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	AST	AST	AST		BNY Mellon
	Small-Cap	T. Rowe Price	T. Rowe Price	BNY Mellon	Sustainable U.S.
	Growth	Asset	Large-Cap	Stock Index	Equity Portfolio,
	Opportunities	Allocation	Value	Fund, Inc.	Inc
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(88)	$(2,702)	$(53)	$(8,847)	$(772)
Net realized gains (losses)	71	9,343	14	2,303,906	4,720
Change in unrealized gains (losses)	(151)	8,808	813	(1,666,441)	30,556
Increase (decrease) in net assets from operations	(168)	15,449	774	628,618	34,504
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	(44,892)	—	(4,418,612)	(1,349)
Contract maintenance charge	(9)	(42)	(6)	(799)	(98)
Transfers among the sub-accounts and with the
Fixed Account - net	—	30,087	1	(7,517)	—
Increase (decrease) in net assets from contract
transactions	(9)	(14,847)	(5)	(4,426,928)	(1,447)
INCREASE (DECREASE) IN NET ASSETS	(177)	602	769	(3,798,310)	33,057
NET ASSETS AT BEGINNING OF PERIOD	6,209	160,704	3,253	5,805,056	135,884
NET ASSETS AT END OF PERIOD	$6,032	$161,306	$4,022	$2,006,746	$168,941

UNITS OUTSTANDING
Units outstanding at beginning of period	209	8,261	229	197,071	6,166
Units issued	—	1,521	—	24	—
Units redeemed	—	(2,138)	—	(143,377)	(53)
Units outstanding at end of period	209	7,644	229	53,718	6,113
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

			Delaware VIP
	BNY Mellon VIF	BNY Mellon VIF	Small Cap	Fidelity VIP	Fidelity VIP
	Appreciation	Government	Value Series	Contrafund	Contrafund
	Initial Shares	Money Market	Standard Class	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,281)	$(3,580)	$(3,179)	$(17,792)	$(28,865)
Net realized gains (losses)	35,328	—	21,080	222,711	403,031
Change in unrealized gains (losses)	30,599	—	197,187	145,031	40,008
Increase (decrease) in net assets from operations	63,646	(3,580)	215,088	349,950	414,174
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(7)	(6,728)	(64,246)	(26,464)	(357,259)
Contract maintenance charge	(77)	(295)	(470)	(684)	(2,783)
Transfers among the sub-accounts and with the
Fixed Account - net	(29,737)	(114,121)	8,952	(21,067)	(15,219)
Increase (decrease) in net assets from contract
transactions	(29,821)	(121,144)	(55,764)	(48,215)	(375,261)
INCREASE (DECREASE) IN NET ASSETS	33,825	(124,724)	159,324	301,735	38,913
NET ASSETS AT BEGINNING OF PERIOD	257,129	396,400	671,538	1,347,206	1,763,947
NET ASSETS AT END OF PERIOD	$290,954	$271,676	$830,862	$1,648,941	$1,802,860

UNITS OUTSTANDING
Units outstanding at beginning of period	8,056	40,799	12,260	30,531	56,460
Units issued	—	1,293	106	261	3,754
Units redeemed	(796)	(13,781)	(940)	(1,174)	(13,458)
Units outstanding at end of period	7,260	28,311	11,426	29,618	46,756
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Equity-Income	Freedom 2010	Freedom 2020	Freedom 2030	Freedom Income
	Initial Class	Service Class 2	Service Class 2	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$6,506	$(489)	$(20,644)	$(139)	$(663)
Net realized gains (losses)	126,044	2,813	138,231	910	10,856
Change in unrealized gains (losses)	71,774	296	52,809	1,084	(5,826)
Increase (decrease) in net assets from operations	204,324	2,620	170,396	1,855	4,367
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(60,114)	(2,708)	(59,209)	—	(12,259)
Contract maintenance charge	(395)	(74)	(2,400)	(8)	(4,282)
Transfers among the sub-accounts and with the
Fixed Account - net	10,784	14	—	(1)	439,977
Increase (decrease) in net assets from contract
transactions	(49,725)	(2,768)	(61,609)	(9)	423,436
INCREASE (DECREASE) IN NET ASSETS	154,599	(148)	108,787	1,846	427,803
NET ASSETS AT BEGINNING OF PERIOD	888,893	66,614	2,321,028	18,010	274,577
NET ASSETS AT END OF PERIOD	$1,043,492	$66,466	$2,429,815	$19,856	$702,380

UNITS OUTSTANDING
Units outstanding at beginning of period	31,475	3,711	121,404	850	17,234
Units issued	534	93	—	—	27,124
Units redeemed	(2,053)	(332)	(3,072)	—	(1,022)
Units outstanding at end of period	29,956	3,472	118,332	850	43,336
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Fidelity VIP	Fidelity VIP	Fidelity VIP		Fidelity VIP
	Government	Government	Growth	Fidelity VIP	Growth
	Money Market	Money Market	& Income	Growth	Opportunities
	Initial Class	Service Class 2	Service Class 2	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(26,311)	$(23,942)	$204	$(19,298)	$(9,154)
Net realized gains (losses)	—	—	2,130	393,563	737,328
Change in unrealized gains (losses)	—	—	4,215	(72,438)	(580,344)
Increase (decrease) in net assets from operations	(26,311)	(23,942)	6,549	301,827	147,830
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(194,710)	(464,104)	(677)	(122,826)	(959,989)
Contract maintenance charge	(944)	(4,636)	(63)	(561)	(180)
Transfers among the sub-accounts and with the
Fixed Account - net	255,122	113,523	(652)	(1,793)	137,507
Increase (decrease) in net assets from contract
transactions	59,468	(355,217)	(1,392)	(125,180)	(822,662)
INCREASE (DECREASE) IN NET ASSETS	33,157	(379,159)	5,157	176,647	(674,832)
NET ASSETS AT BEGINNING OF PERIOD	1,986,381	1,651,351	28,004	1,463,306	1,300,067
NET ASSETS AT END OF PERIOD	$2,019,538	$1,272,192	$33,161	$1,639,953	$625,235

UNITS OUTSTANDING
Units outstanding at beginning of period	201,920	180,137	1,020	44,953	23,173
Units issued	44,591	15,719	5	214	2,227
Units redeemed	(38,428)	(53,139)	(48)	(3,849)	(15,319)
Units outstanding at end of period	208,083	142,717	977	41,318	10,081
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Fidelity VIP
	Growth	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Opportunities	High Income	High Income	Index 500	Index 500
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,915)	$9,263	$497	$73	$(4,595)
Net realized gains (losses)	38,382	(1,018)	(5,149)	76,313	119,202
Change in unrealized gains (losses)	2,521	(1,147)	5,476	215,487	180,520
Increase (decrease) in net assets from operations	34,988	7,098	824	291,873	295,127
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	2,625	—
Transfers for contract benefits and terminations	(9,609)	(18,742)	(94,834)	(75,935)	(29,021)
Contract maintenance charge	—	(91)	(269)	(395)	(1,827)
Transfers among the sub-accounts and with the
Fixed Account - net	62,903	4,865	(321)	(36,628)	(336,571)
Increase (decrease) in net assets from contract
transactions	53,294	(13,968)	(95,424)	(110,333)	(367,419)
INCREASE (DECREASE) IN NET ASSETS	88,282	(6,870)	(94,600)	181,540	(72,292)
NET ASSETS AT BEGINNING OF PERIOD	320,917	234,156	98,223	1,165,005	1,470,046
NET ASSETS AT END OF PERIOD	$409,199	$227,286	$3,623	$1,346,545	$1,397,754

UNITS OUTSTANDING
Units outstanding at beginning of period	5,161	11,328	5,045	39,980	49,183
Units issued	944	268	11	88	10,125
Units redeemed	(147)	(932)	(4,870)	(3,687)	(22,682)
Units outstanding at end of period	5,958	10,664	186	36,381	36,626
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Fidelity VIP				Franklin
	Investment	Fidelity VIP	Fidelity VIP	Franklin	Growth
	Grade Bond	Mid Cap	Overseas	DynaTech	and Income
	Initial Class	Service Class 2	Initial Class	VIP Class 2*	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$2,244	$(4,752)	$(1,599)	$(549)	$42,490
Net realized gains (losses)	9,609	82,842	39,760	1,929	345,367
Change in unrealized gains (losses)	(17,260)	13,562	(3,145)	2,263	549,183
Increase (decrease) in net assets from operations	(5,407)	91,652	35,016	3,643	937,040
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	7,950
Transfers for contract benefits and terminations	(30,741)	(13,222)	(62,629)	—	(492,697)
Contract maintenance charge	(122)	(1,913)	(130)	(164)	(4,875)
Transfers among the sub-accounts and with the
Fixed Account - net	12,515	(23,624)	(10,127)	1	(75,645)
Increase (decrease) in net assets from contract
transactions	(18,348)	(38,759)	(72,886)	(163)	(565,267)
INCREASE (DECREASE) IN NET ASSETS	(23,755)	52,893	(37,870)	3,480	371,773
NET ASSETS AT BEGINNING OF PERIOD	307,608	415,038	238,975	26,103	4,208,492
NET ASSETS AT END OF PERIOD	$283,853	$467,931	$201,105	$29,583	$4,580,265

UNITS OUTSTANDING
Units outstanding at beginning of period	14,015	16,433	12,850	678	125,383
Units issued	577	24	47	—	1,895
Units redeemed	(1,424)	(1,519)	(3,760)	(3)	(16,724)
Units outstanding at end of period	13,168	14,938	9,137	675	110,554
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		Franklin	Franklin
	Franklin	Large Cap	Mutual Global	Franklin	Franklin
	Income	Growth	Discovery	Mutual Shares	Small Cap Value
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$181,724	$(94,924)	$3,857	$58,051	$(16,121)
Net realized gains (losses)	110,036	1,173,091	(17,550)	64,120	118,836
Change in unrealized gains (losses)	603,567	(253,097)	118,703	620,188	501,278
Increase (decrease) in net assets from operations	895,327	825,070	105,010	742,359	603,993
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	204	162,043	—	7,998	79,646
Transfers for contract benefits and terminations	(1,204,647)	(546,575)	(368,452)	(609,088)	(244,607)
Contract maintenance charge	(10,046)	(7,937)	(1,909)	(6,725)	(4,186)
Transfers among the sub-accounts and with the
Fixed Account - net	(320,394)	(226,308)	5,570	(138,111)	(76,366)
Increase (decrease) in net assets from contract
transactions	(1,534,883)	(618,777)	(364,791)	(745,926)	(245,513)
INCREASE (DECREASE) IN NET ASSETS	(639,556)	206,293	(259,781)	(3,567)	358,480
NET ASSETS AT BEGINNING OF PERIOD	6,683,889	6,046,050	692,968	4,500,496	2,625,413
NET ASSETS AT END OF PERIOD	$6,044,333	$6,252,343	$433,187	$4,496,929	$2,983,893

UNITS OUTSTANDING
Units outstanding at beginning of period	314,239	159,253	37,154	176,565	59,574
Units issued	3,728	11,653	382	3,401	2,816
Units redeemed	(69,950)	(26,186)	(17,703)	(29,772)	(7,501)
Units outstanding at end of period	248,017	144,720	19,833	150,194	54,889

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	Franklin	VIT Large	VIT Mid	VIT Small Cap	VIT U.S.
	U.S. Government	Cap Value	Cap Value	Equity Insights	Equity Insights
	Securities	Institutional	Institutional	Institutional	Institutional
	VIP Class 2	Shares	Shares	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$11,558	$(75)	$(790)	$(689)	$(325)
Net realized gains (losses)	(14,490)	2,195	8,190	13,163	9,549
Change in unrealized gains (losses)	(46,666)	1,245	6,315	(2,606)	(298)
Increase (decrease) in net assets from operations	(49,598)	3,365	13,715	9,868	8,926
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	366	—	—	—	—
Transfers for contract benefits and terminations	(172,276)	—	—	(839)	—
Contract maintenance charge	(2,210)	(60)	(194)	(210)	(149)
Transfers among the sub-accounts and with the
Fixed Account - net	374,924	(841)	(1)	(12,927)	(1,414)
Increase (decrease) in net assets from contract
transactions	200,804	(901)	(195)	(13,976)	(1,563)
INCREASE (DECREASE) IN NET ASSETS	151,206	2,464	13,520	(4,108)	7,363
NET ASSETS AT BEGINNING OF PERIOD	1,432,106	15,392	48,206	51,789	33,090
NET ASSETS AT END OF PERIOD	$1,583,312	$17,856	$61,726	$47,681	$40,453

UNITS OUTSTANDING
Units outstanding at beginning of period	109,370	741	1,840	2,110	1,097
Units issued	57,784	1	—	6	3
Units redeemed	(41,454)	(39)	(6)	(487)	(47)
Units outstanding at end of period	125,700	703	1,834	1,629	1,053
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	American	American	Invesco V.I.	Invesco V.I.	Capital
	Franchise	Franchise	American Value	American Value	Appreciation
	Series I	Series II	Series I*	Series II*	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(99,183)	$(27,454)	$(18,318)	$(25,572)	$(9,291)
Net realized gains (losses)	1,425,632	293,769	33,247	74,418	63,958
Change in unrealized gains (losses)	(541,478)	(112,575)	322,470	369,596	86,082
Increase (decrease) in net assets from operations	784,971	153,740	337,399	418,442	140,749
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	486	4,328	—	2,066	—
Transfers for contract benefits and terminations	(855,295)	(105,076)	(166,663)	(210,714)	(51,523)
Contract maintenance charge	(4,910)	(3,352)	(1,794)	(5,073)	(285)
Transfers among the sub-accounts and with the
Fixed Account - net	(39,451)	303,690	1,340,879	1,479	(1,856)
Increase (decrease) in net assets from contract
transactions	(899,170)	199,590	1,172,422	(212,242)	(53,664)
INCREASE (DECREASE) IN NET ASSETS	(114,199)	353,330	1,509,821	206,200	87,085
NET ASSETS AT BEGINNING OF PERIOD	7,563,738	1,395,790	1,058,907	1,701,831	711,264
NET ASSETS AT END OF PERIOD	$7,449,539	$1,749,120	$2,568,728	$1,908,031	$798,349

UNITS OUTSTANDING
Units outstanding at beginning of period	210,306	32,243	37,264	55,206	26,884
Units issued	3,275	8,020	157,676	10,834	62
Units redeemed	(27,150)	(2,698)	(33,557)	(10,661)	(2,028)
Units outstanding at end of period	186,431	37,565	161,383	55,379	24,918
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.			Invesco V.I.
	Capital	Invesco V.I.	Invesco V.I.	Conservative	Invesco V.I.
	Appreciation	Comstock	Comstock	Balanced	Core Bond
	Series II*	Series I	Series II	Series II*	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(108,873)	$3,756	$(3,185)	$(6,134)	$1,858
Net realized gains (losses)	808,300	62,684	261,645	150,869	273
Change in unrealized gains (losses)	631,118	215,848	1,289,065	12,831	(10,023)
Increase (decrease) in net assets from operations	1,330,545	282,288	1,547,525	157,566	(7,892)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	85,346	—	78,746	9,180	—
Transfers for contract benefits and terminations	(655,890)	(126,942)	(574,074)	(164,822)	(58,535)
Contract maintenance charge	(7,852)	(488)	(12,110)	(2,036)	(75)
Transfers among the sub-accounts and with the
Fixed Account - net	(208,442)	(105,078)	(342,604)	(822)	7,369
Increase (decrease) in net assets from contract
transactions	(786,838)	(232,508)	(850,042)	(158,500)	(51,241)
INCREASE (DECREASE) IN NET ASSETS	543,707	49,780	697,483	(934)	(59,133)
NET ASSETS AT BEGINNING OF PERIOD	6,877,183	1,008,615	5,263,556	1,850,661	293,625
NET ASSETS AT END OF PERIOD	$7,420,890	$1,058,395	$5,961,039	$1,849,727	$234,492

UNITS OUTSTANDING
Units outstanding at beginning of period	167,863	35,428	203,929	92,037	20,053
Units issued	6,403	796	4,617	3,794	570
Units redeemed	(23,936)	(8,116)	(31,565)	(10,880)	(4,141)
Units outstanding at end of period	150,330	28,108	176,981	84,951	16,482
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Core Bond	Core Equity	Core Equity	Core Plus Bond	Core Plus Bond
	Series II*	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$9,152	$(26,548)	$(392)	$471	$(3)
Net realized gains (losses)	108,827	184,232	1,264	5,441	64
Change in unrealized gains (losses)	(215,903)	815,331	6,206	(11,625)	(112)
Increase (decrease) in net assets from operations	(97,924)	973,015	7,078	(5,713)	(51)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	972	—	—	—
Transfers for contract benefits and terminations	(172,894)	(356,960)	(2,184)	(37,978)	—
Contract maintenance charge	(5,339)	(3,107)	(74)	(163)	—
Transfers among the sub-accounts and with the
Fixed Account - net	112,756	(26,544)	—	11,428	(1)
Increase (decrease) in net assets from contract
transactions	(65,477)	(385,639)	(2,258)	(26,713)	(1)
INCREASE (DECREASE) IN NET ASSETS	(163,401)	587,376	4,820	(32,426)	(52)
NET ASSETS AT BEGINNING OF PERIOD	3,032,772	3,848,889	29,001	295,777	1,971
NET ASSETS AT END OF PERIOD	$2,869,371	$4,436,265	$33,821	$263,351	$1,919

UNITS OUTSTANDING
Units outstanding at beginning of period	285,902	154,655	1,207	16,129	124
Units issued	20,189	3,448	—	3,083	—
Units redeemed	(26,571)	(15,794)	(74)	(4,733)	—
Units outstanding at end of period	279,520	142,309	1,133	14,479	124
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Discovery Mid	Discovery Mid	Diversified	Diversified	Equity
	Cap Growth	Cap Growth	Dividend	Dividend	and Income
	Series I*	Series II*	Series I	Series II	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(21,668)	$(48,076)	$41,000	$3,257	$10,356
Net realized gains (losses)	1,154,732	451,957	271,489	11,177	43,093
Change in unrealized gains (losses)	(713,216)	77,652	537,842	83,678	191,305
Increase (decrease) in net assets from operations	419,848	481,533	850,331	98,112	244,754
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	348	420	—	485
Transfers for contract benefits and terminations	(1,874,534)	(82,894)	(431,928)	(7,034)	(125,694)
Contract maintenance charge	(465)	(6,099)	(2,430)	(561)	(1,098)
Transfers among the sub-accounts and with the
Fixed Account - net	(23,298)	148,612	(187,844)	(2,331)	255,853
Increase (decrease) in net assets from contract
transactions	(1,898,297)	59,967	(621,782)	(9,926)	129,546
INCREASE (DECREASE) IN NET ASSETS	(1,478,449)	541,500	228,549	88,186	374,300
NET ASSETS AT BEGINNING OF PERIOD	2,957,876	2,738,148	5,155,466	584,591	1,388,288
NET ASSETS AT END OF PERIOD	$1,479,427	$3,279,648	$5,384,015	$672,777	$1,762,588

UNITS OUTSTANDING
Units outstanding at beginning of period	140,493	75,689	62,014	25,792	73,174
Units issued	102	9,822	630	69	11,698
Units redeemed	(71,071)	(3,594)	(7,427)	(427)	(6,047)
Units outstanding at end of period	69,524	81,917	55,217	25,434	78,825
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Equity	Global	Global	Invesco V.I.	Invesco V.I.
	and Income	Core Equity	Core Equity	Global	Global
	Series II*	Series I	Series II	Series I*	Series II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(111)	$(4,722)	$(1,711)	$(7,785)	$(22,389)
Net realized gains (losses)	66,467	245,447	40,640	48,153	132,944
Change in unrealized gains (losses)	118,005	(82,957)	(8,997)	40,081	80,220
Increase (decrease) in net assets from operations	184,361	157,768	29,932	80,449	190,775
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,185	—	—	—	—
Transfers for contract benefits and terminations	(165,480)	(50,396)	(5,140)	(30,099)	(90,160)
Contract maintenance charge	(2,583)	(526)	(624)	(141)	(2,288)
Transfers among the sub-accounts and with the
Fixed Account - net	(11,375)	(35,471)	—	4	34,365
Increase (decrease) in net assets from contract
transactions	(178,253)	(86,393)	(5,764)	(30,236)	(58,083)
INCREASE (DECREASE) IN NET ASSETS	6,108	71,375	24,168	50,213	132,692
NET ASSETS AT BEGINNING OF PERIOD	1,185,644	1,137,428	215,110	591,100	1,389,197
NET ASSETS AT END OF PERIOD	$1,191,752	$1,208,803	$239,278	$641,313	$1,521,889

UNITS OUTSTANDING
Units outstanding at beginning of period	45,502	31,225	10,352	16,201	26,622
Units issued	1,930	1,915	—	50	1,158
Units redeemed	(7,871)	(4,159)	(228)	(840)	(2,059)
Units outstanding at end of period	39,561	28,981	10,124	15,411	25,721
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Global	Global	Government	Government	Government
	Strategic Income	Strategic Income	Money Market	Money Market	Securities
	Series I*	Series II*	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$17,154	$164,814	$(2,846)	$—	$8,315
Net realized gains (losses)	(2,722)	(66,242)	—	—	(325)
Change in unrealized gains (losses)	(39,373)	(404,748)	—	—	(34,639)
Increase (decrease) in net assets from operations	(24,941)	(306,176)	(2,846)	—	(26,649)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	152,173	—	—	—
Transfers for contract benefits and terminations	(43,390)	(640,907)	(12,319)	—	(98,111)
Contract maintenance charge	(225)	(5,146)	(138)	—	(555)
Transfers among the sub-accounts and with the
Fixed Account - net	10,495	300,567	(3)	—	17,442
Increase (decrease) in net assets from contract
transactions	(33,120)	(193,313)	(12,460)	—	(81,224)
INCREASE (DECREASE) IN NET ASSETS	(58,061)	(499,489)	(15,306)	—	(107,873)
NET ASSETS AT BEGINNING OF PERIOD	551,862	6,263,678	209,104	15	807,126
NET ASSETS AT END OF PERIOD	$493,801	$5,764,189	$193,798	$15	$699,253

UNITS OUTSTANDING
Units outstanding at beginning of period	32,270	321,164	21,570	2	46,724
Units issued	688	36,505	10	—	3,749
Units redeemed	(3,920)	(47,483)	(1,395)	—	(9,179)
Units outstanding at end of period	29,038	310,186	20,185	2	41,294
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Growth	Invesco V.I.	Invesco V.I.	International	International
	and Income	High Yield	High Yield	Growth	Growth
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(6,267)	$14,143	$10,548	$(1,878)	$(525)
Net realized gains (losses)	80,046	(4,465)	(908)	523,873	98,020
Change in unrealized gains (losses)	695,460	9,168	(1,610)	(413,865)	(86,458)
Increase (decrease) in net assets from operations	769,239	18,846	8,030	108,130	11,037
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	83,794	—	—	—	1,778
Transfers for contract benefits and terminations	(234,978)	(626,095)	(2,395)	(908,649)	(5,375)
Contract maintenance charge	(4,640)	(222)	(1,389)	(589)	(3)
Transfers among the sub-accounts and with the
Fixed Account - net	(290,827)	5,344	1,033	(12,498)	(287,522)
Increase (decrease) in net assets from contract
transactions	(446,651)	(620,973)	(2,751)	(921,736)	(291,122)
INCREASE (DECREASE) IN NET ASSETS	322,588	(602,127)	5,279	(813,606)	(280,085)
NET ASSETS AT BEGINNING OF PERIOD	3,119,069	1,035,153	370,163	1,977,852	324,361
NET ASSETS AT END OF PERIOD	$3,441,657	$433,026	$375,442	$1,164,246	$44,276

UNITS OUTSTANDING
Units outstanding at beginning of period	96,130	48,304	17,762	87,072	11,216
Units issued	2,526	2,632	304	3,155	85
Units redeemed	(14,222)	(32,549)	(432)	(42,455)	(9,700)
Units outstanding at end of period	84,434	18,387	17,634	47,772	1,601
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	Main Street	Main Street	Invesco V.I.	Invesco V.I.	Main Street
	Mid Cap	Mid Cap	Main Street	Main Street	Small Cap
	Series I*	Series II*	Series I*	Series II*	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,030)	$(641)	$(8,062)	$(83,737)	$(5,260)
Net realized gains (losses)	1,996	(3,727)	121,373	813,762	67,302
Change in unrealized gains (losses)	88,870	13,554	212,029	1,234,347	48,631
Increase (decrease) in net assets from operations	86,836	9,186	325,340	1,964,372	110,673
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	1,778	—	244,419	1,875
Transfers for contract benefits and terminations	(44,952)	—	(121,281)	(524,815)	(66,737)
Contract maintenance charge	(259)	—	(964)	(7,917)	(193)
Transfers among the sub-accounts and with the
Fixed Account - net	(9,911)	(37,184)	5,021	(507,446)	22,686
Increase (decrease) in net assets from contract
transactions	(55,122)	(35,406)	(117,224)	(795,759)	(42,369)
INCREASE (DECREASE) IN NET ASSETS	31,714	(26,220)	208,116	1,168,613	68,304
NET ASSETS AT BEGINNING OF PERIOD	418,943	71,467	1,295,836	8,040,788	532,517
NET ASSETS AT END OF PERIOD	$450,657	$45,247	$1,503,952	$9,209,401	$600,821

UNITS OUTSTANDING
Units outstanding at beginning of period	13,325	2,702	47,715	213,991	13,113
Units issued	427	60	310	5,996	811
Units redeemed	(1,953)	(1,302)	(4,070)	(24,699)	(1,699)
Units outstanding at end of period	11,799	1,460	43,955	195,288	12,225
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Main Street	Managed	Managed	Invesco V.I.	Invesco V.I.
	Small Cap	Volatility	Volatility	S&P 500 Index	S&P 500 Index
	Series II*	Series I*	Series II*	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(42,682)	$3,167	$207	$(4,070)	$(18,100)
Net realized gains (losses)	340,435	(17,241)	(2,543)	360,483	377,573
Change in unrealized gains (losses)	295,476	27,844	3,517	334,127	227,950
Increase (decrease) in net assets from operations	593,229	13,770	1,181	690,540	587,423
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	78,866	—	—	—	—
Transfers for contract benefits and terminations	(214,423)	(6,444)	—	(52,659)	(174,805)
Contract maintenance charge	(4,474)	(86)	—	(598)	(8,616)
Transfers among the sub-accounts and with the
Fixed Account - net	(79,636)	(198,091)	(17,741)	25,433	(41,833)
Increase (decrease) in net assets from contract
transactions	(219,667)	(204,621)	(17,741)	(27,824)	(225,254)
INCREASE (DECREASE) IN NET ASSETS	373,562	(190,851)	(16,560)	662,716	362,169
NET ASSETS AT BEGINNING OF PERIOD	2,943,970	190,851	16,560	2,634,769	2,366,914
NET ASSETS AT END OF PERIOD	$3,317,532	$—	$—	$3,297,485	$2,729,083

UNITS OUTSTANDING
Units outstanding at beginning of period	56,857	6,574	634	75,150	65,556
Units issued	1,890	1,321	—	1,351	4
Units redeemed	(5,605)	(7,895)	(634)	(2,129)	(5,201)
Units outstanding at end of period	53,142	—	—	74,372	60,359

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

			Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Value	Value
	Technology	Technology	Opportunities	Opportunities	Lord Abbet
	Series I	Series II	Series I*	Series II*	Bond Debenture
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(8,324)	$(3,462)	$5,041	$(147)	$31,811
Net realized gains (losses)	75,396	24,533	59,939	8,544	52,351
Change in unrealized gains (losses)	3,517	(1,557)	217,637	24,872	(46,903)
Increase (decrease) in net assets from operations	70,589	19,514	282,617	33,269	37,259
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	1,185	—	—	81,746
Transfers for contract benefits and terminations	(28,725)	—	(64,441)	(3,745)	(190,295)
Contract maintenance charge	(281)	—	(479)	(88)	(2,259)
Transfers among the sub-accounts and with the
Fixed Account - net	5,662	195,489	(1,409,072)	(195,105)	58,744
Increase (decrease) in net assets from contract
transactions	(23,344)	196,674	(1,473,992)	(198,938)	(52,064)
INCREASE (DECREASE) IN NET ASSETS	47,245	216,188	(1,191,375)	(165,669)	(14,805)
NET ASSETS AT BEGINNING OF PERIOD	561,275	29,821	1,191,375	165,669	2,092,883
NET ASSETS AT END OF PERIOD	$608,520	$246,009	$—	$—	$2,078,078

UNITS OUTSTANDING
Units outstanding at beginning of period	11,814	689	57,328	8,818	93,635
Units issued	130	4,230	2,665	—	8,718
Units redeemed	(573)	—	(59,993)	(8,818)	(11,295)
Units outstanding at end of period	11,371	4,919	—	—	91,058
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

					LVIP Delaware
	Lord Abbet	Lord Abbet	Lord Abbet	Lord Abbet	Smid Cap
	Fundamental	Growth	Growth	Mid Cap	Core Series
	Equity	and Income	Opportunities	Stock	Standard Class*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,246)	$(4,631)	$(17,552)	$(17,047)	$(980)
Net realized gains (losses)	50,081	169,525	293,818	247,121	33,216
Change in unrealized gains (losses)	135,632	68,356	(217,551)	207,453	38,919
Increase (decrease) in net assets from operations	180,467	233,250	58,715	437,527	71,155
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	600	600	7,200	82,396	—
Transfers for contract benefits and terminations	(60,717)	(155,927)	(63,695)	(132,922)	(4,631)
Contract maintenance charge	(1,132)	(2,081)	(2,438)	(1,875)	(110)
Transfers among the sub-accounts and with the
Fixed Account - net	(29,230)	(69,088)	(47,703)	(89,336)	(23,253)
Increase (decrease) in net assets from contract
transactions	(90,479)	(226,496)	(106,636)	(141,737)	(27,994)
INCREASE (DECREASE) IN NET ASSETS	89,988	6,754	(47,921)	295,790	43,161
NET ASSETS AT BEGINNING OF PERIOD	742,238	943,350	1,186,012	1,682,486	338,801
NET ASSETS AT END OF PERIOD	$832,226	$950,104	$1,138,091	$1,978,276	$381,962

UNITS OUTSTANDING
Units outstanding at beginning of period	28,056	43,093	25,393	80,698	10,446
Units issued	148	1,416	1,273	3,985	326
Units redeemed	(3,132)	(10,476)	(3,450)	(9,969)	(1,091)
Units outstanding at end of period	25,072	34,033	23,216	74,714	9,681
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

				MFS VIT
	MFS VIT	MFS VIT	MFS VIT	Total Return	Morgan Stanley
	High Yield	Investors Trust	New Discovery	Bond	VIF Discovery
	Initial Class	Initial Class	Initial Class	Initial Class	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,174	$(1,061)	$(3,848)	$3,510	$(10,006)
Net realized gains (losses)	(1,395)	6,487	68,012	647	291,139
Change in unrealized gains (losses)	(623)	32,141	(60,234)	(9,205)	(358,605)
Increase (decrease) in net assets from operations	3,156	37,567	3,930	(5,048)	(77,472)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,875	—	—	1,125	—
Transfers for contract benefits and terminations	(24,692)	—	(51,627)	(3,059)	(81,477)
Contract maintenance charge	(35)	(81)	(120)	(52)	(1,017)
Transfers among the sub-accounts and with the
Fixed Account - net	1,917	(247)	96	73	(2)
Increase (decrease) in net assets from contract
transactions	(20,935)	(328)	(51,651)	(1,913)	(82,496)
INCREASE (DECREASE) IN NET ASSETS	(17,779)	37,239	(47,721)	(6,961)	(159,968)
NET ASSETS AT BEGINNING OF PERIOD	152,086	148,899	333,207	247,854	721,311
NET ASSETS AT END OF PERIOD	$134,307	$186,138	$285,486	$240,893	$561,343

UNITS OUTSTANDING
Units outstanding at beginning of period	6,443	5,305	8,016	10,800	6,472
Units issued	159	—	32	54	—
Units redeemed	(1,035)	(9)	(1,221)	(138)	(716)
Units outstanding at end of period	5,567	5,296	6,827	10,716	5,756
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging	VIF Global
	VIF Discovery	Markets Debt	Markets Equity	Markets Equity	Franchise
	Class II	Class II	Class I	Class II	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(51,722)	$31,518	$(1,490)	$(405)	$(21,171)
Net realized gains (losses)	1,301,085	(13,511)	9,599	9,548	215,200
Change in unrealized gains (losses)	(1,611,292)	(48,981)	(3,394)	(8,286)	210,489
Increase (decrease) in net assets from operations	(361,929)	(30,974)	4,715	857	404,518
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	120
Transfers for contract benefits and terminations	(100,732)	(121,353)	(1,249)	(16,952)	(311,595)
Contract maintenance charge	(10,881)	(506)	(126)	(230)	(3,283)
Transfers among the sub-accounts and with the
Fixed Account - net	26,789	(10,801)	(23,214)	(19,411)	16,090
Increase (decrease) in net assets from contract
transactions	(84,824)	(132,660)	(24,589)	(36,593)	(298,668)
INCREASE (DECREASE) IN NET ASSETS	(446,753)	(163,634)	(19,874)	(35,736)	105,850
NET ASSETS AT BEGINNING OF PERIOD	3,093,240	1,013,182	228,062	60,795	2,265,096
NET ASSETS AT END OF PERIOD	$2,646,487	$849,548	$208,188	$25,059	$2,370,946

UNITS OUTSTANDING
Units outstanding at beginning of period	33,537	33,727	7,282	1,428	50,995
Units issued	3,499	2,450	—	12	1,544
Units redeemed	(3,937)	(6,876)	(615)	(852)	(7,647)
Units outstanding at end of period	33,099	29,301	6,667	588	44,892
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	VIF Global	Morgan Stanley
	Infrastructure	Infrastructure	Strategist	Strategist	VIF Growth
	Class I	Class II	Class I	Class II	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$16,026	$858	$7,074	$296	$(233,039)
Net realized gains (losses)	52,094	3,372	87,441	9,597	6,230,673
Change in unrealized gains (losses)	104,841	6,699	18,267	6,107	(5,906,034)
Increase (decrease) in net assets from operations	172,961	10,929	112,782	16,000	91,600
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	780
Transfers for contract benefits and terminations	(171,137)	(1,542)	(143,861)	(4,093)	(1,731,792)
Contract maintenance charge	(727)	(121)	(858)	(700)	(6,778)
Transfers among the sub-accounts and with the
Fixed Account - net	(10,949)	(1)	(27,951)	4,606	(2,775,163)
Increase (decrease) in net assets from contract
transactions	(182,813)	(1,664)	(172,670)	(187)	(4,512,953)
INCREASE (DECREASE) IN NET ASSETS	(9,852)	9,265	(59,888)	15,813	(4,421,353)
NET ASSETS AT BEGINNING OF PERIOD	1,444,171	89,098	1,686,557	247,437	18,314,964
NET ASSETS AT END OF PERIOD	$1,434,319	$98,363	$1,626,669	$263,250	$13,893,611

UNITS OUTSTANDING
Units outstanding at beginning of period	20,081	3,840	89,637	13,024	235,505
Units issued	711	—	5,884	217	3,065
Units redeemed	(3,128)	(67)	(15,181)	(219)	(82,457)
Units outstanding at end of period	17,664	3,773	80,340	13,022	156,113
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		Morgan Stanley	Morgan Stanley
	Morgan Stanley	VIF U.S.	VIF U.S.	Morgan Stanley	Morgan Stanley
	VIF Growth	Real Estate	Real Estate	VIS Income Plus	VIS Income Plus
	Class II	Class I	Class II	Class X Shares	Class Y Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(55,368)	$1,171	$5,961	$42,007	$14,195
Net realized gains (losses)	1,067,229	2,134	77,773	155,255	64,081
Change in unrealized gains (losses)	(1,037,695)	51,399	495,943	(269,972)	(109,934)
Increase (decrease) in net assets from operations	(25,834)	54,704	579,677	(72,710)	(31,658)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	3,780	—	—
Transfers for contract benefits and terminations	(274,048)	(9,822)	(192,747)	(91,135)	(44,892)
Contract maintenance charge	(10,947)	(177)	(1,748)	(928)	(505)
Transfers among the sub-accounts and with the
Fixed Account - net	18,572	78,629	(191,940)	(21,892)	18,745
Increase (decrease) in net assets from contract
transactions	(266,423)	68,630	(382,655)	(113,955)	(26,652)
INCREASE (DECREASE) IN NET ASSETS	(292,257)	123,334	197,022	(186,665)	(58,310)
NET ASSETS AT BEGINNING OF PERIOD	3,303,287	114,683	1,749,778	2,269,980	919,862
NET ASSETS AT END OF PERIOD	$3,011,030	$238,017	$1,946,800	$2,083,315	$861,552

UNITS OUTSTANDING
Units outstanding at beginning of period	62,873	3,098	51,753	44,955	42,460
Units issued	350	1,664	856	2,424	1,282
Units redeemed	(3,771)	(259)	(10,584)	(4,757)	(2,602)
Units outstanding at end of period	59,452	4,503	42,025	42,622	41,140
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	PIMCO VIT
	Commodity	PIMCO VIT			Putnam VT
	RealReturn®	Emerging	PIMCO VIT	PIMCO VIT	Diversified
	Strategy	Markets Bond	Real Return	Total Return	Income
	Advisor Class	Advisor Class	Advisor Class	Advisor Class	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$43	$175	$3,554	$96	$(6,859)
Net realized gains (losses)	(18)	(2)	2,654	8,117	(37,604)
Change in unrealized gains (losses)	390	(425)	(2,355)	(13,620)	(46,255)
Increase (decrease) in net assets from operations	415	(252)	3,853	(5,407)	(90,718)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	(9,120)	(52,895)	(111,948)
Contract maintenance charge	(3)	(22)	(287)	(3,598)	(235)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	(2)	(19,981)	(22,157)	33,847
Increase (decrease) in net assets from contract
transactions	(4)	(24)	(29,388)	(78,650)	(78,336)
INCREASE (DECREASE) IN NET ASSETS	411	(276)	(25,535)	(84,057)	(169,054)
NET ASSETS AT BEGINNING OF PERIOD	1,330	6,186	134,350	211,448	1,189,582
NET ASSETS AT END OF PERIOD	$1,741	$5,910	$108,815	$127,391	$1,020,528

UNITS OUTSTANDING
Units outstanding at beginning of period	249	325	8,777	12,651	56,783
Units issued	—	—	202	—	3,704
Units redeemed	—	(1)	(2,135)	(4,763)	(7,618)
Units outstanding at end of period	249	324	6,844	7,888	52,869
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Putnam VT	Putnam VT
	Emerging	Focused	Putnam VT	Putnam VT	Putnam VT
	Markets	International	George Putnam	Global	Global
	Equity Fund	Equity	Balanced	Asset Allocation	Health Care
	Class IB	Class IB*	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,909)	$(11,546)	$(17,236)	$(15,381)	$(5,309)
Net realized gains (losses)	18,199	145,652	398,561	111,191	198,101
Change in unrealized gains (losses)	(45,628)	87,245	28,075	142,644	156,811
Increase (decrease) in net assets from operations	(32,338)	221,351	409,400	238,454	349,603
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	480	5,730	168	—	—
Transfers for contract benefits and terminations	(21,515)	(188,804)	(559,231)	(195,975)	(148,938)
Contract maintenance charge	(381)	(774)	(3,404)	(1,586)	(1,182)
Transfers among the sub-accounts and with the
Fixed Account - net	7,291	9,369	12,558	1,226	2,509
Increase (decrease) in net assets from contract
transactions	(14,125)	(174,479)	(549,909)	(196,335)	(147,611)
INCREASE (DECREASE) IN NET ASSETS	(46,463)	46,872	(140,509)	42,119	201,992
NET ASSETS AT BEGINNING OF PERIOD	631,979	2,048,117	3,538,991	2,015,058	2,047,095
NET ASSETS AT END OF PERIOD	$585,516	$2,094,989	$3,398,482	$2,057,177	$2,249,087

UNITS OUTSTANDING
Units outstanding at beginning of period	28,149	121,391	152,010	75,485	51,063
Units issued	368	7,239	1,782	1,577	151
Units redeemed	(953)	(16,397)	(25,048)	(8,297)	(3,583)
Units outstanding at end of period	27,564	112,233	128,744	68,765	47,631
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Putnam VT	Putnam VT			Putnam VT
	Government	Growth	Putnam VT	Putnam VT	International
	Money Market	Opportunities	High Yield	Income	Equity
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(96,985)	$(156,509)	$72,649	$(3,532)	$(9,720)
Net realized gains (losses)	—	1,478,425	(19,474)	185,951	196,574
Change in unrealized gains (losses)	—	967,268	20,224	(493,405)	64,442
Increase (decrease) in net assets from operations	(96,985)	2,289,184	73,399	(310,986)	251,296
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	162,033	720	6,480	154,293	660
Transfers for contract benefits and terminations	(727,520)	(573,719)	(281,134)	(519,192)	(219,585)
Contract maintenance charge	(19,317)	(6,190)	(2,146)	(4,506)	(4,074)
Transfers among the sub-accounts and with the
Fixed Account - net	787,440	(28,959)	(38,666)	305,230	248,329
Increase (decrease) in net assets from contract
transactions	202,636	(608,148)	(315,466)	(64,175)	25,330
INCREASE (DECREASE) IN NET ASSETS	105,651	1,681,036	(242,067)	(375,161)	276,626
NET ASSETS AT BEGINNING OF PERIOD	6,118,512	11,204,561	2,244,587	5,318,058	3,463,856
NET ASSETS AT END OF PERIOD	$6,224,163	$12,885,597	$2,002,520	$4,942,897	$3,740,482

UNITS OUTSTANDING
Units outstanding at beginning of period	665,574	535,049	81,364	275,483	172,174
Units issued	153,972	7,130	2,203	32,366	24,114
Units redeemed	(132,587)	(33,863)	(15,405)	(36,898)	(16,734)
Units outstanding at end of period	686,959	508,316	68,162	270,951	179,554
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Putnam VT		Putnam VT
	International	Putnam VT	Mortgage	Putnam VT	Putnam VT
	Value	Large Cap Value	Securities	Multi-Cap Core	Research
	Class IB	Class IB*	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3,825	$(16,606)	$(12,987)	$(36,397)	$(19,816)
Net realized gains (losses)	8,144	1,137,273	(23,882)	681,717	251,079
Change in unrealized gains (losses)	55,201	2,335,422	(12,039)	683,783	98,212
Increase (decrease) in net assets from operations	67,170	3,456,089	(48,908)	1,329,103	329,475
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	84,656	90	3,780	690
Transfers for contract benefits and terminations	(32,699)	(996,698)	(136,007)	(402,326)	(181,580)
Contract maintenance charge	(125)	(8,203)	(450)	(2,173)	(826)
Transfers among the sub-accounts and with the
Fixed Account - net	(946)	(402,367)	53,568	(38,013)	(34,929)
Increase (decrease) in net assets from contract
transactions	(33,770)	(1,322,612)	(82,799)	(438,732)	(216,645)
INCREASE (DECREASE) IN NET ASSETS	33,400	2,133,477	(131,707)	890,371	112,830
NET ASSETS AT BEGINNING OF PERIOD	502,584	13,893,840	1,024,734	4,705,314	1,555,349
NET ASSETS AT END OF PERIOD	$535,984	$16,027,317	$893,027	$5,595,685	$1,668,179

UNITS OUTSTANDING
Units outstanding at beginning of period	31,565	366,655	54,158	205,115	51,623
Units issued	1,623	8,148	3,045	2,248	1,585
Units redeemed	(3,458)	(41,259)	(7,427)	(18,493)	(8,057)
Units outstanding at end of period	29,730	333,544	49,776	188,870	45,151
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Putnam VT		Putnam VT	Putnam VT	Templeton
	Small Cap	Putnam VT	Sustainable	Sustainable	Developing
	Growth	Small Cap Value	Future	Leaders	Markets
	Class IB	Class IB	Class IB	Class IB	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,035)	$(13,466)	$(7,328)	$(108,954)	$(6,744)
Net realized gains (losses)	35,959	4,297	73,276	1,192,764	51,602
Change in unrealized gains (losses)	(7,157)	683,678	(36,991)	778,685	(107,114)
Increase (decrease) in net assets from operations	25,767	674,509	28,957	1,862,495	(62,256)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	240	—	180	6,060
Transfers for contract benefits and terminations	(56,012)	(152,165)	17,898	(583,631)	(62,905)
Contract maintenance charge	(8)	(1,172)	(118)	(4,353)	(2,096)
Transfers among the sub-accounts and with the
Fixed Account - net	1,713	90,795	(33,901)	(14,914)	(947)
Increase (decrease) in net assets from contract
transactions	(54,307)	(62,302)	(16,121)	(602,718)	(59,888)
INCREASE (DECREASE) IN NET ASSETS	(28,540)	612,207	12,836	1,259,777	(122,144)
NET ASSETS AT BEGINNING OF PERIOD	218,388	1,787,204	504,221	8,739,466	1,017,575
NET ASSETS AT END OF PERIOD	$189,848	$2,399,411	$517,057	$9,999,243	$895,431

UNITS OUTSTANDING
Units outstanding at beginning of period	4,157	45,239	8,393	275,667	22,691
Units issued	345	4,854	885	1,985	1,383
Units redeemed	(1,257)	(5,299)	(1,057)	(18,689)	(2,393)
Units outstanding at end of period	3,245	44,794	8,221	258,963	21,681
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		Allspring VT
	Templeton	Index	Allspring VT
	Foreign	Asset Allocation	Opportunity
	VIP Class 2	Class 2*	Class 2*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$16,757	$(1,241)	$(485)
Net realized gains (losses)	15,588	20,898	3,671
Change in unrealized gains (losses)	105,187	5,809	5,190
Increase (decrease) in net assets from operations	137,532	25,466	8,376
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	83,356	—	—
Transfers for contract benefits and terminations	(361,643)	(8,094)	(2,246)
Contract maintenance charge	(9,070)	(148)	—
Transfers among the sub-accounts and with the
Fixed Account - net	68,975	422	(1,703)
Increase (decrease) in net assets from contract
transactions	(218,382)	(7,820)	(3,949)
INCREASE (DECREASE) IN NET ASSETS	(80,850)	17,646	4,427
NET ASSETS AT BEGINNING OF PERIOD	4,777,200	176,012	37,367
NET ASSETS AT END OF PERIOD	$4,696,350	$193,658	$41,794

UNITS OUTSTANDING
Units outstanding at beginning of period	235,148	6,277	2,026
Units issued	17,383	17	3
Units redeemed	(27,260)	(265)	(190)
Units outstanding at end of period	225,271	6,029	1,839

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	AST
	VPS Growth	VPS International	VPS Large	VPS Small/	Academic
	& Income	Value	Cap Growth	Mid Value	Strategies
	Class B	Class B	Class B	Class B	Asset Allocation
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,104)	$(267)	$(29,073)	$(3,545)	$(529)
Net realized gains (losses)	83,651	(5,243)	155,691	13,094	744
Change in unrealized gains (losses)	(91,900)	5,485	355,898	(5,159)	341
Increase (decrease) in net assets from operations	(11,353)	(25)	482,516	4,390	556
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations**	(75,894)	(9,033)	(41,179)	(10,137)	(1,203)
Contract maintenance charge	(3,521)	(634)	(4,668)	(2,040)	(60)
Transfers among the sub-accounts and with the
Fixed Account - net	(88,204)	836	(177,394)	1,935	(1)
Increase (decrease) in net assets from contract
transactions	(167,619)	(8,831)	(223,241)	(10,242)	(1,264)
INCREASE (DECREASE) IN NET ASSETS	(178,972)	(8,856)	259,275	(5,852)	(708)
NET ASSETS AT BEGINNING OF PERIOD	1,659,177	166,255	1,730,749	422,347	30,820
NET ASSETS AT END OF PERIOD	$1,480,205	$157,399	$1,990,024	$416,495	$30,112

UNITS OUTSTANDING
Units outstanding at beginning of period	60,652	15,892	58,783	11,128	2,528
Units issued	1,335	569	957	166	—
Units redeemed	(8,527)	(1,475)	(11,650)	(449)	(119)
Units outstanding at end of period	53,460	14,986	48,090	10,845	2,409

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2021.
(**) Prior period amounts have been reclassified to conform to current period presentation.
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			AST
		AST	Fidelity		AST
	AST	Capital Growth	Institutional	AST	J.P. Morgan
	Advanced	Asset	AMSM	International	Strategic
	Strategies	Allocation	Quantitative*	Growth	Opportunities
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(362)	$(43)	$(159)	$(29)	$(280)
Net realized gains (losses)	192	(435)	35	22	102
Change in unrealized gains (losses)	2,064	(1,193)	781	584	1,723
Increase (decrease) in net assets from operations	1,894	(1,671)	657	577	1,545
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations**	—	(985)	—	—	—
Contract maintenance charge	(17)	—	(9)	(4)	(13)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	(7,391)	—	(1)	(1)
Increase (decrease) in net assets from contract
transactions	(18)	(8,376)	(9)	(5)	(14)
INCREASE (DECREASE) IN NET ASSETS	1,876	(10,047)	648	572	1,531
NET ASSETS AT BEGINNING OF PERIOD	21,595	10,047	9,564	1,960	16,375
NET ASSETS AT END OF PERIOD	$23,471	$—	$10,212	$2,532	$17,906

UNITS OUTSTANDING
Units outstanding at beginning of period	1,237	458	695	150	1,175
Units issued	—	421	1	—	—
Units redeemed	(2)	(879)	(1)	—	(2)
Units outstanding at end of period	1,235	—	695	150	1,173
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			AST
	AST		Neuberger	AST	AST
	Loomis Sayles	AST	Berman/LSV	Preservation	Prudential
	Large-Cap	Mid-Cap	Mid-Cap	Asset	Growth
	Growth	Growth	Value	Allocation	Allocation
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(128)	$(67)	$(65)	$(2,049)	$(1,266)
Net realized gains (losses)	105	33	37	11,588	(1,506)
Change in unrealized gains (losses)	2,509	1,522	(153)	724	1,024
Increase (decrease) in net assets from operations	2,486	1,488	(181)	10,263	(1,748)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations**	—	—	—	—	—
Contract maintenance charge	(19)	(10)	(10)	(180)	(10)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	(1)	(31,475)	22,049
Increase (decrease) in net assets from contract
transactions	(19)	(10)	(11)	(31,655)	22,039
INCREASE (DECREASE) IN NET ASSETS	2,467	1,478	(192)	(21,392)	20,291
NET ASSETS AT BEGINNING OF PERIOD	8,358	4,513	5,798	182,867	85,104
NET ASSETS AT END OF PERIOD	$10,825	$5,991	$5,606	$161,475	$105,395

UNITS OUTSTANDING
Units outstanding at beginning of period	313	177	287	11,326	5,184
Units issued	1	—	—	—	8,418
Units redeemed	(2)	—	(2)	(2,013)	(6,581)
Units outstanding at end of period	312	177	285	9,313	7,021
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	AST	AST	AST		BNY Mellon
	Small-Cap	T. Rowe Price	T. Rowe Price	BNY Mellon	Sustainable U.S.
	Growth	Asset	Large-Cap	Stock Index	Equity Portfolio,
	Opportunities	Allocation	Value	Fund, Inc.	Inc
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(65)	$(1,739)	$(39)	$16,721	$(209)
Net realized gains (losses)	49	2,924	(2)	365,051	1,818
Change in unrealized gains (losses)	1,570	8,061	62	439,495	23,436
Increase (decrease) in net assets from operations	1,554	9,246	21	821,267	25,045
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	4,626	—
Transfers for contract benefits and terminations**	—	(1,034)	—	(57,165)	(826)
Contract maintenance charge	(11)	(12)	(6)	(845)	(95)
Transfers among the sub-accounts and with the
Fixed Account - net	1	48,840	1	(252)	—
Increase (decrease) in net assets from contract
transactions	(10)	47,794	(5)	(53,636)	(921)
INCREASE (DECREASE) IN NET ASSETS	1,544	57,040	16	767,631	24,124
NET ASSETS AT BEGINNING OF PERIOD	4,665	103,664	3,237	5,037,425	111,760
NET ASSETS AT END OF PERIOD	$6,209	$160,704	$3,253	$5,805,056	$135,884

UNITS OUTSTANDING
Units outstanding at beginning of period	210	5,205	229	199,298	6,218
Units issued	—	9,902	—	1,418	—
Units redeemed	(1)	(6,846)	—	(3,645)	(52)
Units outstanding at end of period	209	8,261	229	197,071	6,166
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			Delaware VIP
	BNY Mellon VIF	BNY Mellon VIF	Small Cap	Fidelity VIP	Fidelity VIP
	Appreciation	Government	Value Series	Contrafund	Contrafund
	Initial Shares	Money Market	Standard Class	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,010)	$(4,032)	$492	$(12,530)	$(23,322)
Net realized gains (losses)	18,715	—	35,059	137,083	42,731
Change in unrealized gains (losses)	29,253	—	(64,770)	187,756	359,697
Increase (decrease) in net assets from operations	46,958	(4,032)	(29,219)	312,309	379,106
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,798	3,798	3,798	10,000	—
Transfers for contract benefits and terminations**	(129)	(22,158)	(35,087)	(143,652)	(53,963)
Contract maintenance charge	(72)	(345)	(422)	(770)	(3,669)
Transfers among the sub-accounts and with the
Fixed Account - net	(3,476)	139,636	(15,540)	(151,027)	37,834
Increase (decrease) in net assets from contract
transactions	121	120,931	(47,251)	(285,449)	(19,798)
INCREASE (DECREASE) IN NET ASSETS	47,079	116,899	(76,470)	26,860	359,308
NET ASSETS AT BEGINNING OF PERIOD	210,050	279,501	748,008	1,320,346	1,404,639
NET ASSETS AT END OF PERIOD	$257,129	$396,400	$671,538	$1,347,206	$1,763,947

UNITS OUTSTANDING
Units outstanding at beginning of period	8,039	28,470	13,230	38,631	57,206
Units issued	159	14,751	237	4,834	3,550
Units redeemed	(142)	(2,422)	(1,207)	(12,934)	(4,296)
Units outstanding at end of period	8,056	40,799	12,260	30,531	56,460
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Equity-Income	Freedom 2010	Freedom 2020	Freedom 2030	Freedom Income
	Initial Class	Service Class 2	Service Class 2	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$4,549	$(329)	$(14,118)	$(139)	$(557)
Net realized gains (losses)	34,933	4,411	153,838	2,021	5,295
Change in unrealized gains (losses)	(1,269)	2,725	122,175	527	17,572
Increase (decrease) in net assets from operations	38,213	6,807	261,895	2,409	22,310
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,798	—	—	—	—
Transfers for contract benefits and terminations**	(63,784)	(7,023)	(73,936)	(3,740)	(548)
Contract maintenance charge	(435)	(35)	(2,299)	(11)	(1,470)
Transfers among the sub-accounts and with the
Fixed Account - net	5,092	(51)	1,608	2	121
Increase (decrease) in net assets from contract
transactions	(55,329)	(7,109)	(74,627)	(3,749)	(1,897)
INCREASE (DECREASE) IN NET ASSETS	(17,116)	(302)	187,268	(1,340)	20,413
NET ASSETS AT BEGINNING OF PERIOD	906,009	66,916	2,133,760	19,350	254,164
NET ASSETS AT END OF PERIOD	$888,893	$66,614	$2,321,028	$18,010	$274,577

UNITS OUTSTANDING
Units outstanding at beginning of period	33,804	4,023	125,799	1,054	17,367
Units issued	441	656	45,592	—	82
Units redeemed	(2,770)	(968)	(49,987)	(204)	(215)
Units outstanding at end of period	31,475	3,711	121,404	850	17,234
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Fidelity VIP	Fidelity VIP	Fidelity VIP		Fidelity VIP
	Government	Government	Growth	Fidelity VIP	Growth
	Money Market	Money Market	& Income	Growth	Opportunities
	Initial Class	Service Class 2	Service Class 2	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(21,095)	$(23,421)	$97	$(13,858)	$(12,021)
Net realized gains (losses)	—	—	1,436	133,898	85,310
Change in unrealized gains (losses)	—	—	31	313,331	436,858
Increase (decrease) in net assets from operations	(21,095)	(23,421)	1,564	433,371	510,147
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	7,500	—	—	13,798	—
Transfers for contract benefits and terminations**	(110,123)	(421,444)	(428)	(28,267)	(1,009)
Contract maintenance charge	(1,097)	(6,249)	(52)	(600)	(168)
Transfers among the sub-accounts and with the
Fixed Account - net	514,701	277,121	13	25,739	(49,528)
Increase (decrease) in net assets from contract
transactions	410,981	(150,572)	(467)	10,670	(50,705)
INCREASE (DECREASE) IN NET ASSETS	389,886	(173,993)	1,097	444,041	459,442
NET ASSETS AT BEGINNING OF PERIOD	1,596,495	1,825,344	26,907	1,019,265	840,625
NET ASSETS AT END OF PERIOD	$1,986,381	$1,651,351	$28,004	$1,463,306	$1,300,067

UNITS OUTSTANDING
Units outstanding at beginning of period	160,598	195,534	1,037	44,398	24,958
Units issued	157,632	37,905	9	2,382	53
Units redeemed	(116,310)	(53,302)	(26)	(1,827)	(1,838)
Units outstanding at end of period	201,920	180,137	1,020	44,953	23,173
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Fidelity VIP
	Growth	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Opportunities	High Income	High Income	Index 500	Index 500
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,124)	$8,462	$3,290	$4,615	$934
Net realized gains (losses)	6,705	(2,069)	(191)	121,699	43,666
Change in unrealized gains (losses)	68,949	(3,880)	(2,261)	50,216	151,349
Increase (decrease) in net assets from operations	73,530	2,513	838	176,530	195,949
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	2,450	—
Transfers for contract benefits and terminations**	—	(22,630)	(258)	(127,026)	(111,950)
Contract maintenance charge	—	(107)	(275)	(393)	(1,902)
Transfers among the sub-accounts and with the
Fixed Account - net	187,516	1,369	76	73,975	99,211
Increase (decrease) in net assets from contract
transactions	187,516	(21,368)	(457)	(50,994)	(14,641)
INCREASE (DECREASE) IN NET ASSETS	261,046	(18,855)	381	125,536	181,308
NET ASSETS AT BEGINNING OF PERIOD	59,871	253,011	97,842	1,039,469	1,288,738
NET ASSETS AT END OF PERIOD	$320,917	$234,156	$98,223	$1,165,005	$1,470,046

UNITS OUTSTANDING
Units outstanding at beginning of period	1,593	12,421	5,071	41,643	50,036
Units issued	3,568	108	13	6,901	4,564
Units redeemed	—	(1,201)	(39)	(8,564)	(5,417)
Units outstanding at end of period	5,161	11,328	5,045	39,980	49,183
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Fidelity VIP				Franklin
	Investment	Fidelity VIP	Fidelity VIP	Franklin	Growth
	Grade Bond	Mid Cap	Overseas	DynaTech	and Income
	Initial Class	Service Class 2	Initial Class	VIP Class 2*	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$4,648	$(3,525)	$(1,711)	$(58)	$92,433
Net realized gains (losses)	22,666	154	4,604	9	838,617
Change in unrealized gains (losses)	9,586	62,718	26,150	1,297	(782,484)
Increase (decrease) in net assets from operations	36,900	59,347	29,043	1,248	148,566
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	150
Transfers for contract benefits and terminations**	(104,270)	(62,110)	(18,930)	—	(249,882)
Contract maintenance charge	(154)	(1,837)	(137)	(144)	(6,238)
Transfers among the sub-accounts and with the
Fixed Account - net	(56,991)	1,095	59	24,999	(101,993)
Increase (decrease) in net assets from contract
transactions	(161,415)	(62,852)	(19,008)	24,855	(357,963)
INCREASE (DECREASE) IN NET ASSETS	(124,515)	(3,505)	10,035	26,103	(209,397)
NET ASSETS AT BEGINNING OF PERIOD	432,123	418,543	228,940	—	4,417,889
NET ASSETS AT END OF PERIOD	$307,608	$415,038	$238,975	$26,103	$4,208,492

UNITS OUTSTANDING
Units outstanding at beginning of period	21,259	19,219	14,051	—	136,896
Units issued	8,266	303	109	682	5,706
Units redeemed	(15,510)	(3,089)	(1,310)	(4)	(17,219)
Units outstanding at end of period	14,015	16,433	12,850	678	125,383
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		Franklin	Franklin
	Franklin	Large Cap	Mutual Global	Franklin	Franklin
	Income	Growth	Discovery	Mutual Shares	Small Cap Value
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$289,220	$(84,559)	$6,373	$55,083	$(233)
Net realized gains (losses)	(63,379)	938,927	3,087	97,525	29,345
Change in unrealized gains (losses)	(339,349)	1,108,739	(54,922)	(474,109)	64,747
Increase (decrease) in net assets from operations	(113,508)	1,963,107	(45,462)	(321,501)	93,859
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	704	11,959	—	2,144	4,637
Transfers for contract benefits and terminations**	(745,773)	(663,624)	(14,093)	(261,946)	(233,987)
Contract maintenance charge	(18,185)	(9,172)	(3,535)	(9,881)	(4,149)
Transfers among the sub-accounts and with the
Fixed Account - net	4,423	(836,051)	1,270	70,522	(63,156)
Increase (decrease) in net assets from contract
transactions	(758,831)	(1,496,888)	(16,358)	(199,161)	(296,655)
INCREASE (DECREASE) IN NET ASSETS	(872,339)	466,219	(61,820)	(520,662)	(202,796)
NET ASSETS AT BEGINNING OF PERIOD	7,556,228	5,579,831	754,788	5,021,158	2,828,209
NET ASSETS AT END OF PERIOD	$6,683,889	$6,046,050	$692,968	$4,500,496	$2,625,413

UNITS OUTSTANDING
Units outstanding at beginning of period	352,693	209,356	38,139	184,086	67,443
Units issued	11,084	1,724	164	12,684	5,869
Units redeemed	(49,538)	(51,827)	(1,149)	(20,205)	(13,738)
Units outstanding at end of period	314,239	159,253	37,154	176,565	59,574

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	Franklin	VIT Large	VIT Mid	VIT Small Cap	VIT U.S.
	U.S. Government	Cap Value	Cap Value	Equity Insights	Equity Insights
	Securities	Institutional	Institutional	Institutional	Institutional
	VIP Class 2	Shares	Shares	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$26,501	$(20)	$(775)	$(726)	$(233)
Net realized gains (losses)	(8,715)	165	(2,639)	(703)	1,515
Change in unrealized gains (losses)	19,289	254	359	3,605	3,076
Increase (decrease) in net assets from operations	37,075	399	(3,055)	2,176	4,358
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	366	—	—	—	—
Transfers for contract benefits and terminations**	(226,155)	—	(388)	(813)	—
Contract maintenance charge	(3,162)	(55)	(186)	(190)	(130)
Transfers among the sub-accounts and with the
Fixed Account - net	(20,161)	157	(33,939)	(9,181)	(645)
Increase (decrease) in net assets from contract
transactions	(249,112)	102	(34,513)	(10,184)	(775)
INCREASE (DECREASE) IN NET ASSETS	(212,037)	501	(37,568)	(8,008)	3,583
NET ASSETS AT BEGINNING OF PERIOD	1,644,143	14,891	85,774	59,797	29,507
NET ASSETS AT END OF PERIOD	$1,432,106	$15,392	$48,206	$51,789	$33,090

UNITS OUTSTANDING
Units outstanding at beginning of period	128,479	734	3,387	2,583	1,131
Units issued	16,161	20	211	147	17
Units redeemed	(35,270)	(13)	(1,758)	(620)	(51)
Units outstanding at end of period	109,370	741	1,840	2,110	1,097
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	American	American	Invesco V.I.	Invesco V.I.	Capital
	Franchise	Franchise	American Value	American Value	Appreciation
	Series I	Series II	Series I*	Series II*	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(77,823)	$(18,625)	$(5,471)	$(13,706)	$(8,218)
Net realized gains (losses)	826,476	182,402	2,224	4,453	142,204
Change in unrealized gains (losses)	1,550,142	245,514	(2,836)	35,029	66,145
Increase (decrease) in net assets from operations	2,298,795	409,291	(6,083)	25,776	200,131
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	575	4,310	—	287	—
Transfers for contract benefits and terminations**	(615,985)	(119,303)	(70,160)	(138,366)	(89,983)
Contract maintenance charge	(5,072)	(3,573)	(1,485)	(4,952)	(278)
Transfers among the sub-accounts and with the
Fixed Account - net	(98,839)	(44,402)	6,931	51,741	(45,152)
Increase (decrease) in net assets from contract
transactions	(719,321)	(162,968)	(64,714)	(91,290)	(135,413)
INCREASE (DECREASE) IN NET ASSETS	1,579,474	246,323	(70,797)	(65,514)	64,718
NET ASSETS AT BEGINNING OF PERIOD	5,984,264	1,149,467	1,129,704	1,767,345	646,546
NET ASSETS AT END OF PERIOD	$7,563,738	$1,395,790	$1,058,907	$1,701,831	$711,264

UNITS OUTSTANDING
Units outstanding at beginning of period	237,275	36,403	39,538	56,886	32,950
Units issued	1,270	740	1,550	7,084	115
Units redeemed	(28,239)	(4,900)	(3,824)	(8,764)	(6,181)
Units outstanding at end of period	210,306	32,243	37,264	55,206	26,884
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.			Invesco V.I.
	Capital	Invesco V.I.	Invesco V.I.	Conservative	Invesco V.I.
	Appreciation	Comstock	Comstock	Balanced	Core Bond
	Series II*	Series I	Series II	Series II*	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(89,961)	$10,508	$26,264	$4,801	$5,404
Net realized gains (losses)	1,140,615	23,218	124,664	56,476	(5,308)
Change in unrealized gains (losses)	748,910	(58,886)	(304,498)	142,423	23,756
Increase (decrease) in net assets from operations	1,799,564	(25,160)	(153,570)	203,700	23,852
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,737	—	3,737	180	—
Transfers for contract benefits and terminations**	(310,130)	(102,953)	(297,331)	(63,104)	(28,438)
Contract maintenance charge	(8,095)	(471)	(12,859)	(2,362)	(104)
Transfers among the sub-accounts and with the
Fixed Account - net	(411,093)	59,822	(143,832)	79,232	(1,170)
Increase (decrease) in net assets from contract
transactions	(725,581)	(43,602)	(450,285)	13,946	(29,712)
INCREASE (DECREASE) IN NET ASSETS	1,073,983	(68,762)	(603,855)	217,646	(5,860)
NET ASSETS AT BEGINNING OF PERIOD	5,803,200	1,077,377	5,867,411	1,633,015	299,485
NET ASSETS AT END OF PERIOD	$6,877,183	$1,008,615	$5,263,556	$1,850,661	$293,625

UNITS OUTSTANDING
Units outstanding at beginning of period	190,430	36,812	219,952	91,496	22,152
Units issued	1,788	3,002	17,810	8,742	247
Units redeemed	(24,355)	(4,386)	(33,833)	(8,201)	(2,346)
Units outstanding at end of period	167,863	35,428	203,929	92,037	20,053
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Core Bond	Core Equity	Core Equity	Core Plus Bond	Core Plus Bond
	Series II*	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$40,545	$1,306	$(149)	$501	$4
Net realized gains (losses)	(6,987)	884,279	6,268	2,291	8
Change in unrealized gains (losses)	172,661	(468,633)	(3,094)	28,691	127
Increase (decrease) in net assets from operations	206,219	416,952	3,025	31,483	139
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	3,921	—	200	—
Transfers for contract benefits and terminations**	(402,493)	(472,832)	(704)	(35,705)	—
Contract maintenance charge	(6,286)	(3,272)	(61)	(249)	—
Transfers among the sub-accounts and with the
Fixed Account - net	176,108	5,355	2	(52,609)	—
Increase (decrease) in net assets from contract
transactions	(232,671)	(466,828)	(763)	(88,363)	—
INCREASE (DECREASE) IN NET ASSETS	(26,452)	(49,876)	2,262	(56,880)	139
NET ASSETS AT BEGINNING OF PERIOD	3,059,224	3,898,765	26,739	352,657	1,832
NET ASSETS AT END OF PERIOD	$3,032,772	$3,848,889	$29,001	$295,777	$1,971

UNITS OUTSTANDING
Units outstanding at beginning of period	311,338	176,246	1,240	20,814	124
Units issued	76,414	1,441	—	3,609	—
Units redeemed	(101,850)	(23,032)	(33)	(8,294)	—
Units outstanding at end of period	285,902	154,655	1,207	16,129	124
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Discovery Mid	Discovery Mid	Diversified	Diversified	Equity
	Cap Growth	Cap Growth	Dividend	Dividend	and Income
	Series I*	Series II*	Series I	Series II	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(26,976)	$(32,573)	$82,726	$7,431	$14,544
Net realized gains (losses)	157,551	208,474	259,919	27,202	57,098
Change in unrealized gains (losses)	729,035	619,161	(479,062)	(46,224)	31,571
Increase (decrease) in net assets from operations	859,610	795,062	(136,417)	(11,591)	103,213
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	348	6,670	—	—
Transfers for contract benefits and terminations**	(19,381)	(107,744)	(395,729)	(32,424)	(80,465)
Contract maintenance charge	(429)	(5,348)	(2,678)	(602)	(1,037)
Transfers among the sub-accounts and with the
Fixed Account - net	517,366	437,506	(109,067)	10,938	(1,807)
Increase (decrease) in net assets from contract
transactions	497,556	324,762	(500,804)	(22,088)	(83,309)
INCREASE (DECREASE) IN NET ASSETS	1,357,166	1,119,824	(637,221)	(33,679)	19,904
NET ASSETS AT BEGINNING OF PERIOD	1,600,710	1,618,324	5,792,687	618,270	1,368,384
NET ASSETS AT END OF PERIOD	$2,957,876	$2,738,148	$5,155,466	$584,591	$1,388,288

UNITS OUTSTANDING
Units outstanding at beginning of period	90,045	44,359	68,843	27,030	78,527
Units issued	52,512	48,006	1,202	486	1,483
Units redeemed	(2,064)	(16,676)	(8,031)	(1,724)	(6,836)
Units outstanding at end of period	140,493	75,689	62,014	25,792	73,174
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Equity	Global	Global	Invesco V.I.	Invesco V.I.
	and Income	Core Equity	Core Equity	Global	Global
	Series II*	Series I	Series II	Series I*	Series II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$6,510	$171	$(708)	$(2,779)	$(12,818)
Net realized gains (losses)	54,302	6,046	2,120	37,198	79,266
Change in unrealized gains (losses)	22,472	110,747	20,743	94,148	193,881
Increase (decrease) in net assets from operations	83,284	116,964	22,155	128,567	260,329
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations**	(38,936)	(26,375)	(7,831)	(51,837)	(217,482)
Contract maintenance charge	(2,771)	(588)	(612)	(142)	(2,231)
Transfers among the sub-accounts and with the
Fixed Account - net	(17,240)	(876)	—	(338)	(48,836)
Increase (decrease) in net assets from contract
transactions	(58,947)	(27,839)	(8,443)	(52,317)	(268,549)
INCREASE (DECREASE) IN NET ASSETS	24,337	89,125	13,712	76,250	(8,220)
NET ASSETS AT BEGINNING OF PERIOD	1,161,307	1,048,303	201,398	514,850	1,397,417
NET ASSETS AT END OF PERIOD	$1,185,644	$1,137,428	$215,110	$591,100	$1,389,197

UNITS OUTSTANDING
Units outstanding at beginning of period	48,060	32,160	10,812	17,788	35,007
Units issued	399	334	—	77	632
Units redeemed	(2,957)	(1,269)	(460)	(1,664)	(9,017)
Units outstanding at end of period	45,502	31,225	10,352	16,201	26,622
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Global	Global	Government	Government	Government
	Strategic Income	Strategic Income	Money Market	Money Market	Securities
	Series I*	Series II*	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$24,024	$231,610	$(2,430)	$—	$9,160
Net realized gains (losses)	(2,941)	(60,366)	—	—	1,419
Change in unrealized gains (losses)	(12,153)	(101,286)	—	—	28,973
Increase (decrease) in net assets from operations	8,930	69,958	(2,430)	—	39,552
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	2,724	125	—	675
Transfers for contract benefits and terminations**	(32,924)	(469,734)	(6,140)	—	(70,024)
Contract maintenance charge	(275)	(6,848)	(147)	—	(617)
Transfers among the sub-accounts and with the
Fixed Account - net	8,471	(6,356)	858	—	18,745
Increase (decrease) in net assets from contract
transactions	(24,728)	(480,214)	(5,304)	—	(51,221)
INCREASE (DECREASE) IN NET ASSETS	(15,798)	(410,256)	(7,734)	—	(11,669)
NET ASSETS AT BEGINNING OF PERIOD	567,660	6,673,934	216,838	15	818,795
NET ASSETS AT END OF PERIOD	$551,862	$6,263,678	$209,104	$15	$807,126

UNITS OUTSTANDING
Units outstanding at beginning of period	33,626	347,933	22,140	2	50,281
Units issued	902	14,279	250	—	3,764
Units redeemed	(2,258)	(41,048)	(820)	—	(7,321)
Units outstanding at end of period	32,270	321,164	21,570	2	46,724
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Growth	Invesco V.I.	Invesco V.I.	International	International
	and Income	High Yield	High Yield	Growth	Growth
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$13,749	$45,869	$15,339	$19,487	$1,809
Net realized gains (losses)	(26,814)	(4,004)	(5,372)	73,054	9,431
Change in unrealized gains (losses)	41,969	(23,517)	(6,021)	123,478	24,040
Increase (decrease) in net assets from operations	28,904	18,348	3,946	216,019	35,280
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	8,868	—	—	225	1,770
Transfers for contract benefits and terminations**	(225,766)	(24,457)	(5,746)	(84,420)	(7,810)
Contract maintenance charge	(5,227)	(291)	(1,367)	(659)	(3)
Transfers among the sub-accounts and with the
Fixed Account - net	(48,561)	5,438	(20,825)	(3,432)	432
Increase (decrease) in net assets from contract
transactions	(270,686)	(19,310)	(27,938)	(88,286)	(5,611)
INCREASE (DECREASE) IN NET ASSETS	(241,782)	(962)	(23,992)	127,733	29,669
NET ASSETS AT BEGINNING OF PERIOD	3,360,851	1,036,115	394,155	1,850,119	294,692
NET ASSETS AT END OF PERIOD	$3,119,069	$1,035,153	$370,163	$1,977,852	$324,361

UNITS OUTSTANDING
Units outstanding at beginning of period	103,458	49,223	19,130	91,548	11,385
Units issued	9,843	441	606	480	123
Units redeemed	(17,171)	(1,360)	(1,974)	(4,956)	(292)
Units outstanding at end of period	96,130	48,304	17,762	87,072	11,216
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	Main Street	Main Street	Invesco V.I.	Invesco V.I.	Main Street
	Mid Cap	Mid Cap	Main Street	Main Street	Small Cap
	Series I*	Series II*	Series I*	Series II*	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,235)	$(744)	$2,617	$(23,603)	$(3,158)
Net realized gains (losses)	73,876	12,103	123,289	896,222	27,469
Change in unrealized gains (losses)	(41,523)	(6,674)	(4,451)	(20,140)	57,933
Increase (decrease) in net assets from operations	30,118	4,685	121,455	852,479	82,244
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	1,770	3,798	19,390	1,750
Transfers for contract benefits and terminations**	(24,944)	(8,138)	(91,713)	(746,405)	(88,086)
Contract maintenance charge	(310)	—	(996)	(9,032)	(178)
Transfers among the sub-accounts and with the
Fixed Account - net	69	(1)	(35,869)	(108,893)	(48,022)
Increase (decrease) in net assets from contract
transactions	(25,185)	(6,369)	(124,780)	(844,940)	(134,536)
INCREASE (DECREASE) IN NET ASSETS	4,933	(1,684)	(3,325)	7,539	(52,292)
NET ASSETS AT BEGINNING OF PERIOD	414,010	73,151	1,299,161	8,033,249	584,809
NET ASSETS AT END OF PERIOD	$418,943	$71,467	$1,295,836	$8,040,788	$532,517

UNITS OUTSTANDING
Units outstanding at beginning of period	14,202	2,941	53,829	239,607	17,056
Units issued	13	90	701	11,430	1,835
Units redeemed	(890)	(329)	(6,815)	(37,046)	(5,778)
Units outstanding at end of period	13,325	2,702	47,715	213,991	13,113
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Main Street	Managed	Managed	Invesco V.I.	Invesco V.I.
	Small Cap	Volatility	Volatility	S&P 500 Index	S&P 500 Index
	Series II*	Series I*	Series II*	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(28,027)	$1,506	$29	$6,314	$(5,103)
Net realized gains (losses)	69,354	1,542	295	215,718	159,782
Change in unrealized gains (losses)	427,663	(8,941)	(690)	137,586	166,514
Increase (decrease) in net assets from operations	468,990	(5,893)	(366)	359,618	321,193
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,857	—	1,180	—	—
Transfers for contract benefits and terminations**	(197,322)	(11,986)	—	(169,635)	(19,158)
Contract maintenance charge	(4,417)	(214)	—	(657)	(7,611)
Transfers among the sub-accounts and with the
Fixed Account - net	(92,537)	2,971	—	(22,970)	(797)
Increase (decrease) in net assets from contract
transactions	(290,419)	(9,229)	1,180	(193,262)	(27,566)
INCREASE (DECREASE) IN NET ASSETS	178,571	(15,122)	814	166,356	293,627
NET ASSETS AT BEGINNING OF PERIOD	2,765,399	205,973	15,746	2,468,413	2,073,287
NET ASSETS AT END OF PERIOD	$2,943,970	$190,851	$16,560	$2,634,769	$2,366,914

UNITS OUTSTANDING
Units outstanding at beginning of period	62,887	6,897	582	81,854	66,402
Units issued	4,018	126	52	9,978	22
Units redeemed	(10,048)	(449)	—	(16,682)	(868)
Units outstanding at end of period	56,857	6,574	634	75,150	65,556
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Value	Value
	Technology	Technology	Opportunities	Opportunities	Lord Abbet
	Series I	Series II	Series I*	Series II*	Bond Debenture
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,902)	$(403)	$(8,581)	$(1,970)	$45,144
Net realized gains (losses)	49,710	2,561	8,059	3,824	(1,975)
Change in unrealized gains (losses)	112,942	6,882	44,408	9,019	60,843
Increase (decrease) in net assets from operations	156,750	9,040	43,886	10,873	104,012
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	1,181	575	1,770	3,737
Transfers for contract benefits and terminations**	(11,005)	—	(61,821)	(1,117)	(205,021)
Contract maintenance charge	(247)	—	(866)	(149)	(2,902)
Transfers among the sub-accounts and with the
Fixed Account - net	59,763	—	19,704	925	60,891
Increase (decrease) in net assets from contract
transactions	48,511	1,181	(42,408)	1,429	(143,295)
INCREASE (DECREASE) IN NET ASSETS	205,261	10,221	1,478	12,302	(39,283)
NET ASSETS AT BEGINNING OF PERIOD	356,014	19,600	1,189,897	153,367	2,132,166
NET ASSETS AT END OF PERIOD	$561,275	$29,821	$1,191,375	$165,669	$2,092,883

UNITS OUTSTANDING
Units outstanding at beginning of period	10,778	649	59,601	8,483	100,993
Units issued	1,330	40	2,207	768	5,457
Units redeemed	(294)	—	(4,480)	(433)	(12,815)
Units outstanding at end of period	11,814	689	57,328	8,818	93,635
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

					LVIP Delaware
	Lord Abbet	Lord Abbet	Lord Abbet	Lord Abbet	Smid Cap
	Fundamental	Growth	Growth	Mid Cap	Core Series
	Equity	and Income	Opportunities	Stock	Standard Class*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,337)	$2,027	$(15,515)	$(5,891)	$(1,947)
Net realized gains (losses)	(5,428)	5,162	143,927	5,373	5,364
Change in unrealized gains (losses)	10,577	12,593	222,355	35,640	26,289
Increase (decrease) in net assets from operations	3,812	19,782	350,767	35,122	29,706
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	600	600	—	7,848	3,798
Transfers for contract benefits and terminations**	(30,932)	(44,346)	(91,360)	(109,192)	(4,073)
Contract maintenance charge	(1,332)	(2,137)	(2,634)	(2,067)	(111)
Transfers among the sub-accounts and with the
Fixed Account - net	15,062	32,136	(120,816)	(11,728)	1,494
Increase (decrease) in net assets from contract
transactions	(16,602)	(13,747)	(214,810)	(115,139)	1,108
INCREASE (DECREASE) IN NET ASSETS	(12,790)	6,035	135,957	(80,017)	30,814
NET ASSETS AT BEGINNING OF PERIOD	755,028	937,315	1,050,055	1,762,503	307,987
NET ASSETS AT END OF PERIOD	$742,238	$943,350	$1,186,012	$1,682,486	$338,801

UNITS OUTSTANDING
Units outstanding at beginning of period	28,642	43,277	30,852	85,367	10,418
Units issued	1,226	2,424	686	8,802	215
Units redeemed	(1,812)	(2,608)	(6,145)	(13,471)	(187)
Units outstanding at end of period	28,056	43,093	25,393	80,698	10,446
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

				MFS VIT
	MFS VIT	MFS VIT	MFS VIT	Total Return	Morgan Stanley
	High Yield	Investors Trust	New Discovery	Bond	VIF Discovery
	Initial Class	Initial Class	Initial Class	Initial Class	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$7,163	$(820)	$(3,320)	$5,616	$(7,831)
Net realized gains (losses)	(8,060)	6,924	30,580	5,051	110,688
Change in unrealized gains (losses)	5,176	9,648	69,643	7,454	364,705
Increase (decrease) in net assets from operations	4,279	15,752	96,903	18,121	467,562
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,750	—	—	1,050	—
Transfers for contract benefits and terminations**	(107,225)	(8,237)	(24,047)	(38,591)	(44,986)
Contract maintenance charge	(42)	(80)	(116)	(59)	(925)
Transfers among the sub-accounts and with the
Fixed Account - net	180	484	(43,073)	(28)	(146,653)
Increase (decrease) in net assets from contract
transactions	(105,337)	(7,833)	(67,236)	(37,628)	(192,564)
INCREASE (DECREASE) IN NET ASSETS	(101,058)	7,919	29,667	(19,507)	274,998
NET ASSETS AT BEGINNING OF PERIOD	253,144	140,980	303,540	267,361	446,313
NET ASSETS AT END OF PERIOD	$152,086	$148,899	$333,207	$247,854	$721,311

UNITS OUTSTANDING
Units outstanding at beginning of period	11,130	5,649	10,513	12,480	9,884
Units issued	85	17	69	49	—
Units redeemed	(4,772)	(361)	(2,566)	(1,729)	(3,412)
Units outstanding at end of period	6,443	5,305	8,016	10,800	6,472
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging	VIF Global
	VIF Discovery	Markets Debt	Markets Equity	Markets Equity	Franchise
	Class II	Class II	Class I	Class II	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(36,895)	$30,167	$(398)	$(106)	$(16,049)
Net realized gains (losses)	565,075	(9,767)	(6,457)	1,379	178,454
Change in unrealized gains (losses)	1,525,898	17,105	4,800	5,342	76,248
Increase (decrease) in net assets from operations	2,054,078	37,505	(2,055)	6,615	238,653
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	875	—	—	119
Transfers for contract benefits and terminations**	(118,218)	(49,277)	(32,173)	(4,503)	(275,075)
Contract maintenance charge	(11,101)	(785)	(165)	(211)	(4,274)
Transfers among the sub-accounts and with the
Fixed Account - net	(457,519)	(23,858)	(96,221)	99	(82,313)
Increase (decrease) in net assets from contract
transactions	(586,838)	(73,045)	(128,559)	(4,615)	(361,543)
INCREASE (DECREASE) IN NET ASSETS	1,467,240	(35,540)	(130,614)	2,000	(122,890)
NET ASSETS AT BEGINNING OF PERIOD	1,626,000	1,048,722	358,676	58,795	2,387,986
NET ASSETS AT END OF PERIOD	$3,093,240	$1,013,182	$228,062	$60,795	$2,265,096

UNITS OUTSTANDING
Units outstanding at beginning of period	46,328	36,383	13,084	1,554	59,927
Units issued	3,561	854	—	20	1,703
Units redeemed	(16,352)	(3,510)	(5,802)	(146)	(10,635)
Units outstanding at end of period	33,537	33,727	7,282	1,428	50,995
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	VIF Global	Morgan Stanley
	Infrastructure	Infrastructure	Strategist	Strategist	VIF Growth
	Class I	Class II	Class I	Class II	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,532	$(21)	$1,395	$(722)	$(182,266)
Net realized gains (losses)	(20,992)	1,052	104,606	16,113	1,950,031
Change in unrealized gains (losses)	(53,854)	(3,747)	26,411	2,889	8,470,694
Increase (decrease) in net assets from operations	(69,314)	(2,716)	132,412	18,280	10,238,459
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	6,249	—	—	—	780
Transfers for contract benefits and terminations**	(221,933)	(1,102)	(144,531)	(16,879)	(1,035,858)
Contract maintenance charge	(939)	(134)	(995)	(676)	(6,078)
Transfers among the sub-accounts and with the
Fixed Account - net	(71,284)	1	1,594	1,624	(492,225)
Increase (decrease) in net assets from contract
transactions	(287,907)	(1,235)	(143,932)	(15,931)	(1,533,381)
INCREASE (DECREASE) IN NET ASSETS	(357,221)	(3,951)	(11,520)	2,349	8,705,078
NET ASSETS AT BEGINNING OF PERIOD	1,801,392	93,049	1,698,077	245,088	9,609,886
NET ASSETS AT END OF PERIOD	$1,444,171	$89,098	$1,686,557	$247,437	$18,314,964

UNITS OUTSTANDING
Units outstanding at beginning of period	24,386	3,895	99,233	14,077	263,752
Units issued	492	—	6,894	415	2,809
Units redeemed	(4,797)	(55)	(16,490)	(1,468)	(31,056)
Units outstanding at end of period	20,081	3,840	89,637	13,024	235,505
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		Morgan Stanley	Morgan Stanley
	Morgan Stanley	VIF U.S.	VIF U.S.	Morgan Stanley	Morgan Stanley
	VIF Growth	Real Estate	Real Estate	VIS Income Plus	VIS Income Plus
	Class II	Class I	Class II	Class X Shares	Class Y Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(41,960)	$1,687	$17,744	$39,879	$12,821
Net realized gains (losses)	528,940	4,437	46,649	58,174	28,414
Change in unrealized gains (losses)	1,499,493	(36,029)	(446,042)	86,585	31,201
Increase (decrease) in net assets from operations	1,986,473	(29,905)	(381,649)	184,638	72,436
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	927	5,000	—
Transfers for contract benefits and terminations**	(300,932)	(16,512)	(184,932)	(121,295)	(90,536)
Contract maintenance charge	(10,733)	(193)	(2,037)	(1,093)	(631)
Transfers among the sub-accounts and with the
Fixed Account - net	(330,790)	(466)	136,100	99,249	7,427
Increase (decrease) in net assets from contract
transactions	(642,455)	(17,171)	(49,942)	(18,139)	(83,740)
INCREASE (DECREASE) IN NET ASSETS	1,344,018	(47,076)	(431,591)	166,499	(11,304)
NET ASSETS AT BEGINNING OF PERIOD	1,959,269	161,759	2,181,369	2,103,481	931,166
NET ASSETS AT END OF PERIOD	$3,303,287	$114,683	$1,749,778	$2,269,980	$919,862

UNITS OUTSTANDING
Units outstanding at beginning of period	87,053	3,611	52,594	45,513	46,454
Units issued	16	69	8,561	3,218	1,284
Units redeemed	(24,196)	(582)	(9,402)	(3,776)	(5,278)
Units outstanding at end of period	62,873	3,098	51,753	44,955	42,460
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	PIMCO VIT
	Commodity	PIMCO VIT			Putnam VT
	RealReturn®	Emerging	PIMCO VIT	PIMCO VIT	Diversified
	Strategy	Markets Bond	Real Return	Total Return	Income
	Advisor Class	Advisor Class	Advisor Class	Advisor Class	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$53	$333	$(187)	$845	$83,791
Net realized gains (losses)	(30)	(613)	497	3,926	(88,376)
Change in unrealized gains (losses)	(29)	163	11,774	9,868	(36,774)
Increase (decrease) in net assets from operations	(6)	(117)	12,084	14,639	(41,359)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations**	—	(95)	(7,551)	(25,637)	(137,649)
Contract maintenance charge	(2)	(24)	(303)	(3,798)	(313)
Transfers among the sub-accounts and with the
Fixed Account - net	1	(9,129)	928	1	(80,657)
Increase (decrease) in net assets from contract
transactions	(1)	(9,248)	(6,926)	(29,434)	(218,619)
INCREASE (DECREASE) IN NET ASSETS	(7)	(9,365)	5,158	(14,795)	(259,978)
NET ASSETS AT BEGINNING OF PERIOD	1,337	15,551	129,192	226,243	1,449,560
NET ASSETS AT END OF PERIOD	$1,330	$6,186	$134,350	$211,448	$1,189,582

UNITS OUTSTANDING
Units outstanding at beginning of period	250	857	9,274	14,517	67,570
Units issued	—	63	496	—	4,149
Units redeemed	(1)	(595)	(993)	(1,866)	(14,936)
Units outstanding at end of period	249	325	8,777	12,651	56,783
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Putnam VT	Putnam VT
	Emerging	Focused	Putnam VT	Putnam VT	Putnam VT
	Markets	International	George Putnam	Global	Global
	Equity Fund	Equity	Balanced	Asset Allocation	Health Care
	Class IB	Class IB*	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(6,472)	$(21,285)	$(6,686)	$7,498	$(16,162)
Net realized gains (losses)	4,731	57,711	315,054	60,684	199,790
Change in unrealized gains (losses)	131,733	110,360	128,488	118,418	83,753
Increase (decrease) in net assets from operations	129,992	146,786	436,856	186,600	267,381
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	480	6,480	168	—	—
Transfers for contract benefits and terminations**	(59,254)	(159,200)	(259,233)	(126,128)	(139,908)
Contract maintenance charge	(416)	(926)	(5,401)	(1,766)	(1,271)
Transfers among the sub-accounts and with the
Fixed Account - net	2,175	(51,397)	(194,918)	(115,774)	(24,285)
Increase (decrease) in net assets from contract
transactions	(57,015)	(205,043)	(459,384)	(243,668)	(165,464)
INCREASE (DECREASE) IN NET ASSETS	72,977	(58,257)	(22,528)	(57,068)	101,917
NET ASSETS AT BEGINNING OF PERIOD	559,002	2,106,374	3,561,519	2,072,126	1,945,178
NET ASSETS AT END OF PERIOD	$631,979	$2,048,117	$3,538,991	$2,015,058	$2,047,095

UNITS OUTSTANDING
Units outstanding at beginning of period	31,571	134,376	174,618	86,118	55,520
Units issued	2,730	3,089	1,588	1,376	1,303
Units redeemed	(6,152)	(16,074)	(24,196)	(12,009)	(5,760)
Units outstanding at end of period	28,149	121,391	152,010	75,485	51,063
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Putnam VT	Putnam VT			Putnam VT
	Government	Growth	Putnam VT	Putnam VT	International
	Money Market	Opportunities	High Yield	Income	Equity
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(74,158)	$(123,099)	$94,385	$169,074	$9,685
Net realized gains (losses)	—	1,150,669	(31,238)	19,259	(12,809)
Change in unrealized gains (losses)	—	2,158,610	10,417	20,841	295,226
Increase (decrease) in net assets from operations	(74,158)	3,186,180	73,564	209,174	292,102
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	6,242	720	627	4,338	660
Transfers for contract benefits and terminations**	(787,128)	(954,463)	(182,549)	(395,027)	(307,655)
Contract maintenance charge	(21,497)	(7,448)	(4,348)	(7,497)	(4,606)
Transfers among the sub-accounts and with the
Fixed Account - net	1,044,397	88,819	(25,800)	314,184	(98,055)
Increase (decrease) in net assets from contract
transactions	242,014	(872,372)	(212,070)	(84,002)	(409,656)
INCREASE (DECREASE) IN NET ASSETS	167,856	2,313,808	(138,506)	125,172	(117,554)
NET ASSETS AT BEGINNING OF PERIOD	5,950,656	8,890,753	2,383,093	5,192,886	3,581,410
NET ASSETS AT END OF PERIOD	$6,118,512	$11,204,561	$2,244,587	$5,318,058	$3,463,856

UNITS OUTSTANDING
Units outstanding at beginning of period	635,866	584,314	89,817	280,671	201,080
Units issued	195,446	55,222	2,405	46,769	8,841
Units redeemed	(165,738)	(104,487)	(10,858)	(51,957)	(37,747)
Units outstanding at end of period	665,574	535,049	81,364	275,483	172,174
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Putnam VT		Putnam VT
	International	Putnam VT	Mortgage	Putnam VT	Putnam VT
	Value	Large Cap Value	Securities	Multi-Cap Core	Research
	Class IB	Class IB*	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,216	$51,912	$87,031	$(16,154)	$(10,557)
Net realized gains (losses)	(1,572)	1,106,291	(33,632)	343,779	297,252
Change in unrealized gains (losses)	10,061	(650,934)	(89,653)	323,135	(38,328)
Increase (decrease) in net assets from operations	13,705	507,269	(36,254)	650,760	248,367
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	9,647	90	3,657	690
Transfers for contract benefits and terminations**	(39,876)	(1,278,185)	(159,933)	(344,462)	(85,473)
Contract maintenance charge	(158)	(9,484)	(538)	(2,216)	(954)
Transfers among the sub-accounts and with the
Fixed Account - net	5,552	(261,961)	25,808	(91,813)	(157,642)
Increase (decrease) in net assets from contract
transactions	(34,482)	(1,539,983)	(134,573)	(434,834)	(243,379)
INCREASE (DECREASE) IN NET ASSETS	(20,777)	(1,032,714)	(170,827)	215,926	4,988
NET ASSETS AT BEGINNING OF PERIOD	523,361	14,926,554	1,195,561	4,489,388	1,550,361
NET ASSETS AT END OF PERIOD	$502,584	$13,893,840	$1,024,734	$4,705,314	$1,555,349

UNITS OUTSTANDING
Units outstanding at beginning of period	33,678	407,356	61,274	226,387	60,580
Units issued	875	12,245	2,836	9,196	1,968
Units redeemed	(2,988)	(52,946)	(9,952)	(30,468)	(10,925)
Units outstanding at end of period	31,565	366,655	54,158	205,115	51,623

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Putnam VT		Putnam VT	Putnam VT	Templeton
	Small Cap	Putnam VT	Sustainable	Sustainable	Developing
	Growth	Small Cap Value	Future	Leaders	Markets
	Class IB	Class IB	Class IB	Class IB	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,509)	$(2,493)	$(4,809)	$(67,124)	$22,779
Net realized gains (losses)	8,716	(161,294)	28,367	946,690	44,720
Change in unrealized gains (losses)	66,095	149,364	150,657	1,036,901	72,844
Increase (decrease) in net assets from operations	72,302	(14,423)	174,215	1,916,467	140,343
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	240	—	180	659
Transfers for contract benefits and terminations**	(6,760)	(68,657)	(16,433)	(746,108)	(101,986)
Contract maintenance charge	(34)	(1,040)	(153)	(4,766)	(2,099)
Transfers among the sub-accounts and with the
Fixed Account - net	(17,504)	(74,881)	(12,594)	(122,040)	(59,989)
Increase (decrease) in net assets from contract
transactions	(24,298)	(144,338)	(29,180)	(872,734)	(163,415)
INCREASE (DECREASE) IN NET ASSETS	48,004	(158,761)	145,035	1,043,733	(23,072)
NET ASSETS AT BEGINNING OF PERIOD	170,384	1,945,965	359,186	7,695,733	1,040,647
NET ASSETS AT END OF PERIOD	$218,388	$1,787,204	$504,221	$8,739,466	$1,017,575

UNITS OUTSTANDING
Units outstanding at beginning of period	4,729	51,331	9,007	308,333	26,637
Units issued	8	1,222	41	743	676
Units redeemed	(580)	(7,314)	(655)	(33,409)	(4,622)
Units outstanding at end of period	4,157	45,239	8,393	275,667	22,691
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		Allspring VT
	Templeton	Index	Allspring VT
	Foreign	Asset Allocation	Opportunity
	VIP Class 2	Class 2*	Class 2*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$81,159	$(740)	$(265)
Net realized gains (losses)	(89,201)	16,652	3,243
Change in unrealized gains (losses)	(12,821)	3,243	3,251
Increase (decrease) in net assets from operations	(20,863)	19,155	6,229
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	8,283	—	—
Transfers for contract benefits and terminations**	(338,815)	—	(1,935)
Contract maintenance charge	(10,281)	(153)	—
Transfers among the sub-accounts and with the
Fixed Account - net	314,883	(19,637)	(1,034)
Increase (decrease) in net assets from contract
transactions	(25,930)	(19,790)	(2,969)
INCREASE (DECREASE) IN NET ASSETS	(46,793)	(635)	3,260
NET ASSETS AT BEGINNING OF PERIOD	4,823,993	176,647	34,107
NET ASSETS AT END OF PERIOD	$4,777,200	$176,012	$37,367

UNITS OUTSTANDING
Units outstanding at beginning of period	231,777	7,253	2,210
Units issued	35,264	17	—
Units redeemed	(31,893)	(993)	(184)
Units outstanding at end of period	235,148	6,277	2,026
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

1. Organization
Allstate Life of New York Separate Account A (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Wilton Reassurance Life Company of New York ("the Company"). The assets of the Account are legally segregated from those of the Company. The Company is a wholly owned subsidiary of Wilton Reassurance Company ("WRAC") which, in turn is a wholly owned subsidiary of Wilton Re U.S. Holdings, Inc., a Delaware corporation ("Wilton Re U.S."). All but a de minimis portion of the economic interests and 100% of the voting interests of Wilton Re U.S. are held or controlled by Wilton Re U.S. Holdings Trust, an Ontario trust (the "Wilton Re Trust"). In turn, all economic interests associated with the Wilton Re Trust accrue to Wilton Re Ltd. ("WRL"), a non-insurance holding company registered in Nova Scotia, Canada. WRL is deemed the ultimate parent corporation in the Company’s holding company system. The Account was established by Allstate Life Insurance Company of New York (“ALNY”), which was acquired by WRAC, a wholly owned subsidiary of Wilton Re U.S., on October 1, 2021. On November 1, 2021, ALNY merged with and into Wilton Re New York, with Wilton Re New York being the surviving company to the merger. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). On June 1, 2006, the Company completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc. (“Prudential”). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance Agreements do not extinguish the Company’s contractual obligations to the contractholders. The Company continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to the Company.
The Company issued the following variable annuity contracts through the Account (collectively the “Contracts”). The Account accepts additional deposits from existing contractholders, but is closed to new contractholders.

AIM Lifetime America Series (Classic, Freedom, and Regal)
AIM Lifetime Enhanced Choice
AIM Lifetime Plus SM Variable Annuity
AIM Lifetime Plus SM Variable Annuity II
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Custom Portfolio
Allstate Custom Portfolio Plus
Allstate Provider
Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base, B-Share and L-Share)
Allstate Variable Annuity II
Allstate Variable Annuity 3
Allstate Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Provider Ultra
Putnam Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value upon death or annuitization, a specified contract anniversary date, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to mutual fund portfolios ("Fund" or "Funds") in which they invest:

Alliance Bernstein VPS Growth & Income Class B	AST Balanced Asset Allocation**
Alliance Bernstein VPS International Value Class B	AST BlackRock Global Strategies**
Alliance Bernstein VPS Large Cap Growth Class B	AST BlackRock Low Duration Bond**
Alliance Bernstein VPS Small/Mid Value Class B	AST BlackRock/Loomis Sayles Bond**
AST Academic Strategies Asset Allocation	AST Bond Portfolio 2021**
AST Advanced Strategies	AST Bond Portfolio 2022**
AST AllianzGI World Trends**	AST Bond Portfolio 2023**

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

AST Bond Portfolio 2024**	DWS Capital Growth VIP Class A**
AST Bond Portfolio 2025**	DWS Bond VIP Class A*
AST Bond Portfolio 2026**	DWS Core Equity VIP Class A**
AST Bond Portfolio 2027**	DWS CROCI® International VIP Class A**
AST Bond Portfolio 2028**	DWS Global Income Builder VIP Class A**
AST Bond Portfolio 2029**	DWS Global Small Cap VIP Class A**
AST Bond Portfolio 2030**	DWS Government Money Market VIP Class A*,**
AST Bond Portfolio 2031**	DWS Small Mid Cap Growth VIP Class A**
AST Bond Portfolio 2032*,**	Fidelity VIP Contrafund Initial Class
AST Capital Growth Asset Allocation**	Fidelity VIP Contrafund Service Class 2
AST ClearBridge Dividend Growth**	Fidelity VIP Equity-Income Initial Class
AST Cohen & Steers Global Realty**	Fidelity VIP Freedom 2010 Service Class 2
AST Cohen & Steers Realty**	Fidelity VIP Freedom 2020 Service Class 2
AST Emerging Markets Equity**	Fidelity VIP Freedom 2030 Service Class 2
AST Fidelity Institutional AMSM Quantitative*	Fidelity VIP Freedom Income Service Class 2
AST Global Bond**	Fidelity VIP Government Money Market Initial Class
AST Goldman Sachs Multi-Asset*	Fidelity VIP Government Money Market Service Class 2
AST Goldman Sachs Small-Cap Value**	Fidelity VIP Growth & Income Service Class 2
AST Government Money Market	Fidelity VIP Growth Initial Class
AST High Yield**	Fidelity VIP Growth Opportunities Initial Class
AST Hotchkis & Wiley Large-Cap Value**	Fidelity VIP Growth Opportunities Service Class 2
AST International Growth	Fidelity VIP High Income Initial Class
AST International Value**	Fidelity VIP High Income Service Class 2
AST Investment Grade Bond**	Fidelity VIP Index 500 Initial Class
AST J.P. Morgan Global Thematic**	Fidelity VIP Index 500 Service Class 2
AST J.P. Morgan International Equity**	Fidelity VIP Investment Grade Bond Initial Class
AST J.P. Morgan Strategic Opportunities	Fidelity VIP Mid Cap Service Class 2
AST Jennison Large-Cap Growth**	Fidelity VIP Overseas Initial Class
AST Large-Cap Core**	Franklin DynaTech VIP Class 2*
AST Loomis Sayles Large-Cap Growth	Franklin Growth and Income VIP Class 2
AST MFS Global Equity**	Franklin Income VIP Class 2
AST MFS Growth Allocation**	Franklin Large Cap Growth VIP Class 2
AST MFS Growth**	Franklin Mutual Global Discovery VIP Class 2
AST MFS Large-Cap Value**	Franklin Mutual Shares VIP Class 2
AST Mid-Cap Growth	Franklin Small Cap Value VIP Class 2
AST Neuberger Berman/LSV Mid-Cap Value	Franklin U.S. Government Securities VIP Class 2
AST Preservation Asset Allocation	Goldman Sachs VIT Large Cap Value Institutional Shares
AST Prudential Core Bond**	Goldman Sachs VIT Mid Cap Value Institutional Shares
AST Prudential Growth Allocation	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares
AST QMA US Equity Alpha*	Goldman Sachs VIT U.S. Equity Insights Institutional Shares
AST Quantitative Modeling**	Invesco V.I. American Franchise Series I
AST Small-Cap Growth Opportunities	Invesco V.I. American Franchise Series II
AST Small-Cap Growth**	Invesco V.I. American Value Series I*
AST Small-Cap Value**	Invesco V.I. American Value Series II*
AST T. Rowe Price Asset Allocation	Invesco V.I. Capital Appreciation Series I*
AST T. Rowe Price Large-Cap Growth**	Invesco V.I. Capital Appreciation Series II*
AST T. Rowe Price Large-Cap Value	Invesco V.I. Comstock Series I
AST T. Rowe Price Natural Resources**	Invesco V.I. Comstock Series II
AST WEDGE Capital Mid-Cap Value*	Invesco V.I. Conservative Balanced Series II*
AST Wellington Management Hedged Equity**	Invesco V.I. Core Bond Series I*
AST Western Asset Core Plus Bond**	Invesco V.I. Core Bond Series II*
AST Western Asset Emerging Markets Debt**	Invesco V.I. Core Equity Series I
BNY Mellon Stock Index Fund, Inc.	Invesco V.I. Core Equity Series II
BNY Mellon Sustainable U.S. Equity Portfolio, Inc	Invesco V.I. Core Plus Bond Series I
BNY Mellon VIF Appreciation Initial Shares	Invesco V.I. Core Plus Bond Series II
BNY Mellon VIF Government Money Market	Invesco V.I. Discovery Mid Cap Growth Series I*
Delaware VIP Small Cap Value Series Standard Class	Invesco V.I. Discovery Mid Cap Growth Series II*

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Invesco V.I. Diversified Dividend Series I	Morgan Stanley VIF Global Strategist Class I
Invesco V.I. Diversified Dividend Series II	Morgan Stanley VIF Global Strategist Class II
Invesco V.I. Equity and Income Series I*	Morgan Stanley VIF Growth Class I
Invesco V.I. Equity and Income Series II*	Morgan Stanley VIF Growth Class II
Invesco V.I. Global Core Equity Series I	Morgan Stanley VIF U.S. Real Estate Class I
Invesco V.I. Global Core Equity Series II	Morgan Stanley VIF U.S. Real Estate Class II
Invesco V.I. Global Series I*	Morgan Stanley VIS Income Plus Class X Shares
Invesco V.I. Global Series II*	Morgan Stanley VIS Income Plus Class Y Shares
Invesco V.I. Global Strategic Income Series I*	PIMCO VIT CommodityRealReturn® Strategy Advisor Class
Invesco V.I. Global Strategic Income Series II*	PIMCO VIT Emerging Markets Bond Advisor Class
Invesco V.I. Government Money Market Series I	PIMCO VIT Real Return Advisor Class
Invesco V.I. Government Money Market Series II	PIMCO VIT Total Return Advisor Class
Invesco V.I. Government Securities Series I	Profund VP Consumer Goods**
Invesco V.I. Government Securities Series II**	ProFund VP Consumer Services**
Invesco V.I. Growth and Income Series II	ProFund VP Financials**
Invesco V.I. High Yield Series I	ProFund VP Health Care**
Invesco V.I. High Yield Series II	ProFund VP Industrials**
Invesco V.I. International Growth Series I	ProFund VP Large-Cap Growth**
Invesco V.I. International Growth Series II	ProFund VP Large-Cap Value**
Invesco V.I. Main Street Mid Cap Series I*	ProFund VP Mid-Cap Growth**
Invesco V.I. Main Street Mid Cap Series II*	ProFund VP Mid-Cap Value**
Invesco V.I. Main Street Series I*	ProFund VP Real Estate**
Invesco V.I. Main Street Series II*	ProFund VP Small-Cap Growth**
Invesco V.I. Main Street Small Cap Series I*	ProFund VP Small-Cap Value**
Invesco V.I. Main Street Small Cap Series II*	ProFund VP Telecommunications**
Invesco V.I. Managed Volatility Series I*	ProFund VP Utilities**
Invesco V.I. Managed Volatility Series II*	Putnam VT Diversified Income Class IB
Invesco V.I. S&P 500 Index Series I	Putnam VT Emerging Markets Equity Fund Class IB
Invesco V.I. S&P 500 Index Series II	Putnam VT Focused International Equity Class IB*
Invesco V.I. Technology Series I	Putnam VT George Putnam Balanced Class IB
Invesco V.I. Technology Series II	Putnam VT Global Asset Allocation Class IB
Invesco V.I. Value Opportunities Series I*	Putnam VT Global Health Care Class IB
Invesco V.I. Value Opportunities Series II*	Putnam VT Government Money Market Class IB
Lord Abbet Bond Debenture	Putnam VT Growth Opportunities Class IB
Lord Abbet Fundamental Equity	Putnam VT High Yield Class IB
Lord Abbet Growth and Income	Putnam VT Income Class IB
Lord Abbet Growth Opportunities	Putnam VT International Equity Class IB
Lord Abbet Mid Cap Stock	Putnam VT International Value Class IB
LVIP Delaware Smid Cap Core Series Standard Class*	Putnam VT Large Cap Value Class IB*
MFS VIT High Yield Initial Class	Putnam VT Mortgage Securities Class IB
MFS VIT Investors Trust Initial Class	Putnam VT Multi-Cap Core Class IB
MFS VIT New Discovery Initial Class	Putnam VT Research Class IB
MFS VIT Total Return Bond Initial Class	Putnam VT Small Cap Growth Class IB
Morgan Stanley VIF Discovery Class I	Putnam VT Small Cap Value Class IB
Morgan Stanley VIF Discovery Class II	Putnam VT Sustainable Future Class IB
Morgan Stanley VIF Emerging Markets Debt Class II	Putnam VT Sustainable Leaders Class IB
Morgan Stanley VIF Emerging Markets Equity Class I	Templeton Developing Markets VIP Class 2
Morgan Stanley VIF Emerging Markets Equity Class II	Templeton Foreign VIP Class 2
Morgan Stanley VIF Global Franchise Class II	Allspring VT Index Asset Allocation Class 2*
Morgan Stanley VIF Global Infrastructure Class I	Allspring VT Opportunity Class 2*
Morgan Stanley VIF Global Infrastructure Class II

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2021.
(**) Sub-account was available, but had no assets as of December 31, 2021.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders’ deposits are included in the Company general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.
Reclassifications - Certain prior year amounts were reclassified to conform to the current year's presentation.
Subsequent Event - Subsequent events were evaluated through March 31, 2022, the date the financial statements were available to be issued.

2. Portfolio Changes

The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2021.

The following sub-account was opened during the year ended December 31, 2021:

Date:	Account:
January 4, 2021	AST Bond Portfolio 2032

The following sub-accounts were closed during the year ended December 31, 2021:

Date:	Account:
October 18, 2021	AST Fidelity Institutional AMSM Quantitative
February 22, 2021	AST Goldman Sachs Multi-Asset
October 18, 2021	AST QMA US Equity Alpha
February 22, 2021	AST WEDGE Capital Mid-Cap Value

Below listed are the sub-accounts (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date. Accordingly, the cost basis of the respective subaccount’s investments received from the underlying Merged from subaccount were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes. The Merged from sub-account ceases operations from the effective merger date.

Date:	Merged from:	Merged to:
April 30, 2021	Invesco V.I. Managed Volatility Series I	Invesco V.I. American Value Series I
April 30, 2021	Invesco V.I. Managed Volatility Series II	Invesco V.I. American Value Series II
April 30, 2021	Invesco V.I. Value Opportunities Series I	Invesco V.I. Equity and Income Series I
April 30, 2021	Invesco V.I. Value Opportunities Series II	Invesco V.I. Equity and Income Series II
October 28, 2021	DWS Bond VIP Class A	DWS Government Money Market VIP Class A

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

The following sub-account changes occurred during the year ended December 31, 2021:

New fund name:	Old fund name:
Franklin DynaTech VIP Class 2	Franklin Flex Cap Growth VIP Class 2
Invesco V.I. Capital Appreciation Series I	Invesco Oppenheimer V.I. Capital Appreciation Series I
Invesco V.I. Capital Appreciation Series II	Invesco Oppenheimer V.I. Capital Appreciation Series II
Invesco V.I. Conservative Balanced Series II	Invesco Oppenheimer V.I. Conservative Balanced Series II
Invesco V.I. Core Bond Series I	Invesco Oppenheimer V.I. Total Return Bond Series I
Invesco V.I. Core Bond Series II	Invesco Oppenheimer V.I. Total Return Bond Series II
Invesco V.I. Discovery Mid Cap Growth Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series I
Invesco V.I. Discovery Mid Cap Growth Series II	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II
Invesco V.I. Global Series I	Invesco Oppenheimer V.I. Global Series I
Invesco V.I. Global Series II	Invesco Oppenheimer V.I. Global Series II
Invesco V.I. Global Strategic Income Series I	Invesco Oppenheimer V.I. Global Strategic Income Series I
Invesco V.I. Global Strategic Income Series II	Invesco Oppenheimer V.I. Global Strategic Income Series II
Invesco V.I. Main Street Mid Cap Series I	Invesco V.I. Mid Cap Core Equity Series I
Invesco V.I. Main Street Mid Cap Series II	Invesco V.I. Mid Cap Core Equity Series II
Invesco V.I. Main Street Series I	Invesco Oppenheimer V.I. Main Street Series I
Invesco V.I. Main Street Series II	Invesco Oppenheimer V.I. Main Street Series II
Invesco V.I. Main Street Small Cap Series I	Invesco Oppenheimer V.I. Main Street Small Cap Series I
Invesco V.I. Main Street Small Cap Series II	Invesco Oppenheimer V.I. Main Street Small Cap Series II
LVIP Delaware Smid Cap Core Series Standard Class	Delaware VIP Smid Cap Core Series Standard Class
Putnam VT Focused International Equity Class IB	Putnam VT Global Equity Class IB
Putnam VT Large Cap Value Class IB	Putnam VT Equity Income Class IB
Allspring VT Index Asset Allocation Class 2	Wells Fargo VT Index Asset Allocation Class 2
Allspring VT Opportunity Class 2	Wells Fargo VT Opportunity Class 2

The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2020.

The following sub-accounts were opened during the year ended December 31, 2020:

Date:	Account:
January 2, 2020	AST Bond Portfolio 2031
November 13, 2020	AST Global Bond
The following sub-accounts were closed during the year ended December 31, 2020:

Date:	Account:
January 2, 2020	AST Bond Portfolio 2019
August 14, 2020	AST AQR Emerging Markets Equity
August 14, 2020	AST AQR Large-Cap
December 31, 2020	AST Bond Portfolio 2020

Below listed are the sub-accounts (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date. Accordingly, the cost basis of the respective subaccount’s investments received from the underlying Merged from subaccount were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes. The Merged from sub-account ceases operations from the effective merger date.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Date:	Merged from:	Merged to:
April 30, 2020	Invesco V.I. Mid Cap Growth Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series I
April 30, 2020	Invesco V.I. Mid Cap Growth Series II	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II
November 13, 2020	AST Templeton Global Bond	AST Global Bond

The following sub-account changes occurred during the year ended December 31, 2020:

New fund name:	Old fund name:
AST Emerging Markets Equity	AST Parametric Emerging Markets Equity
AST Large-Cap Core	AST QMA Large-Cap
Invesco Oppenheimer V.I. Capital Appreciation Series I	Invesco Oppenheimer V.I. Capital Appreciation Non-Service Shares
Invesco Oppenheimer V.I. Capital Appreciation Series II	Invesco Oppenheimer V.I. Capital Appreciation Service Shares
Invesco Oppenheimer V.I. Conservative Balanced Series II	Invesco Oppenheimer V.I. Conservative Balance Service Shares
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Non-Service Shares
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Service Shares
Invesco Oppenheimer V.I. Global Series I	Invesco Oppenheimer V.I. Global Non-Service Shares
Invesco Oppenheimer V.I. Global Series II	Invesco Oppenheimer V.I. Global Service Shares
Invesco Oppenheimer V.I. Global Strategic Income Series I	Invesco Oppenheimer V.I. Global Strategic Income Non-Service Shares
Invesco Oppenheimer V.I. Global Strategic Income Series II	Invesco Oppenheimer V.I. Global Strategic Income Service Shares
Invesco Oppenheimer V.I. Main Street Series I	Invesco Oppenheimer V.I. Main Street Non-Service Shares
Invesco Oppenheimer V.I. Main Street Series II	Invesco Oppenheimer V.I. Main Street Service Shares
Invesco Oppenheimer V.I. Main Street Small Cap Series I	Invesco Oppenheimer V.I. Main Street Small Cap Non-Service Shares
Invesco Oppenheimer V.I. Main Street Small Cap Series II	Invesco Oppenheimer V.I. Main Street Small Cap Service Shares
Invesco Oppenheimer V.I. Total Return Bond Series I	Invesco Oppenheimer V.I. Total Return Bond Non-Service Shares
Invesco Oppenheimer V.I. Total Return Bond Series II	Invesco Oppenheimer V.I. Total Return Bond Service Shares
Lord Abbet Bond Debenture	Lord Abbet Bond-Debenture
Putnam VT Emerging Markets Equity Fund Class IB	Putnam VT International Growth Class IB

3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of the Company. The Company is taxed as a life insurance company under the Code and joins with the Allstate Corporation (for the period through October 1, 2021) and WRAC and its eligible domestic subsidiaries (for the period beginning October 1, 2021) in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2021 and believes that the unrecognized tax benefits balance will not materially change within the next twelve months.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations. Actual results could differ from those estimates.
Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables, depending on the annuitization date. The assumed investment return varies by contract but falls within a minimum of 3.00% and a 6.00% maximum. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from the Company but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. A payable is established for amounts payable to the Company from the sub-accounts but not yet paid. The changes in mortality risks are included in “Transfers for contract benefits and terminations” on the Statement of Changes in Net Assets and in "Contracts in payout (annuitization) period" in the Statements of Net Assets.

4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the
Account can access.
Level 2:    Assets whose values are based on the following:
(a) Quoted prices for similar assets in active markets; or
(b) Quoted prices for identical or similar assets in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.
In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize the transfer of securities among the levels at the beginning of the reporting period.

5. Expenses
Withdrawal charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 1.00% to 9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Scudder Horizon Advantage does not charge a withdrawal charge. The amounts are included in "Transfers for contract benefits and terminations" on the Statements of Changes in Net Assets, but are remitted to the Company.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Mortality and Expense Risk Charge - The Company assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.10% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. The Company guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options, may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.
Administrative Expense Charge - The Company deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in unit values and reported on the Statement of Operations.
Contract Maintenance Charge - The Company deducts an annual contract maintenance charge at a rate up to $35 on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

6. Purchases of Investments
The cost of investments purchased during the year ended December 31, 2021 was as follows:

Purchases
Alliance Bernstein VPS Growth & Income Class B	$335,099
Alliance Bernstein VPS International Value Class B	3,292
Alliance Bernstein VPS Large Cap Growth Class B	219,627
Alliance Bernstein VPS Small/Mid Value Class B	3,500
AST Government Money Market	18,825
AST Prudential Growth Allocation	16,591
AST T. Rowe Price Asset Allocation	30,045
BNY Mellon Stock Index Fund, Inc.	101,877
BNY Mellon Sustainable U.S. Equity Portfolio, Inc	4,496
BNY Mellon VIF Appreciation Initial Shares	27,862
BNY Mellon VIF Government Money Market	12,278
Delaware VIP Small Cap Value Series Standard Class	13,844
Fidelity VIP Contrafund Initial Class	202,536
Fidelity VIP Contrafund Service Class 2	336,455
Fidelity VIP Equity-Income Initial Class	146,509
Fidelity VIP Freedom 2010 Service Class 2	4,657
Fidelity VIP Freedom 2020 Service Class 2	146,698
Fidelity VIP Freedom 2030 Service Class 2	963
Fidelity VIP Freedom Income Service Class 2	454,721
Fidelity VIP Government Money Market Initial Class	434,182
Fidelity VIP Government Money Market Service Class 2	145,353
Fidelity VIP Growth & Income Service Class 2	2,311
Fidelity VIP Growth Initial Class	327,355
Fidelity VIP Growth Opportunities Initial Class	243,276
Fidelity VIP Growth Opportunities Service Class 2	98,860
Fidelity VIP High Income Initial Class	17,518
Fidelity VIP High Income Service Class 2	1,199
Fidelity VIP Index 500 Initial Class	27,088
Fidelity VIP Index 500 Service Class 2	374,620
Fidelity VIP Investment Grade Bond Initial Class	25,648
Fidelity VIP Mid Cap Service Class 2	75,033
Fidelity VIP Overseas Initial Class	17,257
Franklin DynaTech VIP Class 2*	1,848
Franklin Growth and Income VIP Class 2	469,273
Franklin Income VIP Class 2	353,561

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Purchases
Franklin Large Cap Growth VIP Class 2	$1,256,237
Franklin Mutual Global Discovery VIP Class 2	19,142
Franklin Mutual Shares VIP Class 2	220,752
Franklin Small Cap Value VIP Class 2	250,073
Franklin U.S. Government Securities VIP Class 2	749,230
Goldman Sachs VIT Large Cap Value Institutional Shares	2,364
Goldman Sachs VIT Mid Cap Value Institutional Shares	8,193
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	10,602
Goldman Sachs VIT U.S. Equity Insights Institutional Shares	9,220
Invesco V.I. American Franchise Series I	1,015,257
Invesco V.I. American Franchise Series II	544,918
Invesco V.I. American Value Series I*	1,610,898
Invesco V.I. American Value Series II*	177,055
Invesco V.I. Capital Appreciation Series I*	41,799
Invesco V.I. Capital Appreciation Series II*	653,969
Invesco V.I. Comstock Series I	46,025
Invesco V.I. Comstock Series II	223,136
Invesco V.I. Conservative Balanced Series II*	193,740
Invesco V.I. Core Bond Series I*	21,815
Invesco V.I. Core Bond Series II*	372,487
Invesco V.I. Core Equity Series I	202,521
Invesco V.I. Core Equity Series II	856
Invesco V.I. Core Plus Bond Series I	70,544
Invesco V.I. Core Plus Bond Series II	94
Invesco V.I. Discovery Mid Cap Growth Series I*	152,870
Invesco V.I. Discovery Mid Cap Growth Series II*	582,362
Invesco V.I. Diversified Dividend Series I	191,251
Invesco V.I. Diversified Dividend Series II	17,460
Invesco V.I. Equity and Income Series I*	307,776
Invesco V.I. Equity and Income Series II*	73,776
Invesco V.I. Global Core Equity Series I	283,825
Invesco V.I. Global Core Equity Series II	39,567
Invesco V.I. Global Series I*	33,703
Invesco V.I. Global Series II*	138,635
Invesco V.I. Global Strategic Income Series I*	33,713
Invesco V.I. Global Strategic Income Series II*	940,257
Invesco V.I. Government Money Market Series I	120
Invesco V.I. Government Securities Series I	83,967
Invesco V.I. Growth and Income Series II	143,482
Invesco V.I. High Yield Series I	76,837
Invesco V.I. High Yield Series II	23,835
Invesco V.I. International Growth Series I	163,996
Invesco V.I. International Growth Series II	5,636
Invesco V.I. Main Street Mid Cap Series I*	15,235
Invesco V.I. Main Street Mid Cap Series II*	1,887
Invesco V.I. Main Street Series I*	98,255
Invesco V.I. Main Street Series II*	817,728
Invesco V.I. Main Street Small Cap Series I*	75,477
Invesco V.I. Main Street Small Cap Series II*	324,736
Invesco V.I. Managed Volatility Series I*	43,543
Invesco V.I. Managed Volatility Series II*	303
Invesco V.I. S&P 500 Index Series I	416,024
Invesco V.I. S&P 500 Index Series II	296,255
Invesco V.I. Technology Series I	62,646

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Purchases
Invesco V.I. Technology Series II	$220,847
Invesco V.I. Value Opportunities Series I*	104,792
Invesco V.I. Value Opportunities Series II*	4,544
Lord Abbet Bond Debenture	294,617
Lord Abbet Fundamental Equity	43,921
Lord Abbet Growth and Income	138,956
Lord Abbet Growth Opportunities	312,361
Lord Abbet Mid Cap Stock	287,500
LVIP Delaware Smid Cap Core Series Standard Class*	43,109
MFS VIT High Yield Initial Class	10,672
MFS VIT Investors Trust Initial Class	6,422
MFS VIT New Discovery Initial Class	47,792
MFS VIT Total Return Bond Initial Class	7,697
Morgan Stanley VIF Discovery Class I	237,825
Morgan Stanley VIF Discovery Class II	1,382,423
Morgan Stanley VIF Emerging Markets Debt Class II	114,559
Morgan Stanley VIF Emerging Markets Equity Class I	1,797
Morgan Stanley VIF Emerging Markets Equity Class II	854
Morgan Stanley VIF Global Franchise Class II	307,157
Morgan Stanley VIF Global Infrastructure Class I	141,870
Morgan Stanley VIF Global Infrastructure Class II	5,657
Morgan Stanley VIF Global Strategist Class I	196,054
Morgan Stanley VIF Global Strategist Class II	17,787
Morgan Stanley VIF Growth Class I	4,283,503
Morgan Stanley VIF Growth Class II	947,068
Morgan Stanley VIF U.S. Real Estate Class I	82,760
Morgan Stanley VIF U.S. Real Estate Class II	62,215
Morgan Stanley VIS Income Plus Class X Shares	339,499
Morgan Stanley VIS Income Plus Class Y Shares	114,115
PIMCO VIT CommodityRealReturn® Strategy Advisor Class	67
PIMCO VIT Emerging Markets Bond Advisor Class	264
PIMCO VIT Real Return Advisor Class	8,246
PIMCO VIT Total Return Advisor Class	10,095
Putnam VT Diversified Income Class IB	83,033
Putnam VT Emerging Markets Equity Fund Class IB	19,212
Putnam VT Focused International Equity Class IB*	181,426
Putnam VT George Putnam Balanced Class IB	275,285
Putnam VT Global Asset Allocation Class IB	104,238
Putnam VT Global Health Care Class IB	195,155
Putnam VT Government Money Market Class IB	1,398,312
Putnam VT Growth Opportunities Class IB	1,250,928
Putnam VT High Yield Class IB	162,836
Putnam VT Income Class IB	888,953
Putnam VT International Equity Class IB	542,293
Putnam VT International Value Class IB	47,079
Putnam VT Large Cap Value Class IB*	1,118,264
Putnam VT Mortgage Securities Class IB	53,343
Putnam VT Multi-Cap Core Class IB	563,242
Putnam VT Research Class IB	165,131
Putnam VT Small Cap Growth Class IB	35,453
Putnam VT Small Cap Value Class IB	184,946
Putnam VT Sustainable Future Class IB	104,282
Putnam VT Sustainable Leaders Class IB	964,637
Templeton Developing Markets VIP Class 2	86,364

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Purchases
Templeton Foreign VIP Class 2	$461,276
Allspring VT Index Asset Allocation Class 2*	19,125
Allspring VT Opportunity Class 2*	2,071

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2021.

7. Financial Highlights

The Company offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and unit values which in turn result in various expense and total return ratios.

In the table below, the units, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the range of total returns are presented for each of the sub-accounts. Only rider options within each sub-account that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

Items in the following table are notated as follows:

*     Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests.

Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the beginning and end of the period is zero.

**    Expense Ratio - These amounts represent the range of annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.

*** Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Alliance Bernstein VPS Growth & Income Class B
2021	55	$37.25	-	41.73	$1,929	0.64%	1.29	-	1.89%	25.43	-	26.19%
2020	53	29.70	-	33.07	1,480	1.35	1.29	-	1.89	0.54	-	1.15
2019	61	29.54	-	32.69	1,659	1.00	1.29	-	1.89	21.28	-	22.02
2018	73	24.35	-	26.79	1,659	0.75	1.29	-	1.89	(7.63)	-	(7.06)
2017	77	26.37	-	28.83	1,910	1.21	1.29	-	1.89	16.37	-	17.07

Alliance Bernstein VPS International Value Class B
2021	13	11.16	-	12.35	150	1.66	1.29	-	1.89	8.77	-	9.43
2020	15	10.26	-	11.29	157	1.56	1.29	-	1.89	0.29	-	0.89
2019	16	10.23	-	11.19	166	0.80	1.29	-	1.89	14.59	-	15.29
2018	17	8.93	-	9.71	155	1.08	1.29	-	1.89	(24.44)	-	(23.98)
2017	20	11.82	-	12.77	241	2.02	1.29	-	1.89	22.74	-	23.49

Alliance Bernstein VPS Large Cap Growth Class B
2021	39	64.78	-	72.57	2,107	—	1.29	-	1.89	26.23	-	27.00
2020	48	51.32	-	57.14	1,990	—	1.29	-	1.89	32.60	-	33.41
2019	59	38.70	-	42.83	1,731	—	1.29	-	1.89	31.83	-	32.63
2018	22	29.36	-	32.30	400	—	1.29	-	1.89	0.38	-	1.00
2017	25	29.24	-	31.98	456	—	1.29	-	1.89	29.20	-	29.98

Alliance Bernstein VPS Small/Mid Value Class B
2021	9	50.39	-	56.45	476	0.58	1.29	-	1.89	33.05	-	33.86
2020	11	37.87	-	42.17	416	0.80	1.29	-	1.89	1.11	-	1.73
2019	11	37.45	-	41.45	422	0.32	1.29	-	1.89	17.64	-	18.36
2018	15	31.84	-	35.02	480	0.22	1.29	-	1.89	(16.90)	-	(16.39)
2017	17	38.31	-	41.89	678	0.22	1.29	-	1.89	10.73	-	11.40

AST Academic Strategies Asset Allocation
2021	2	13.38	-	14.78	21	—	1.40	-	2.10	10.12	-	10.89
2020	2	12.15	-	13.32	30	—	1.40	-	2.10	2.07	-	2.78
2019	3	11.90	-	12.96	31	—	1.40	-	2.10	13.66	-	14.45
2018	3	10.47	-	11.33	28	—	1.40	-	2.10	(10.04)	-	(9.41)
2017	4	11.64	-	12.50	51	—	1.40	-	2.10	10.27	-	11.03

AST Advanced Strategies
2021	1	21.25	-	21.25	26	—	1.75	-	1.75	11.87	-	11.87
2020	1	18.99	-	18.99	23	—	1.75	-	1.75	8.77	-	8.77
2019	1	17.46	-	17.46	22	—	1.75	-	1.75	19.76	-	19.76
2018	1	14.58	-	14.58	18	—	1.75	-	1.75	(7.52)	-	(7.52)
2017	1	15.77	-	15.77	20	—	1.75	-	1.75	14.92	-	14.92

AST Capital Growth Asset Allocation
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2020	—	18.42	-	18.42	—	—	1.75	-	1.75	11.47	-	11.47
2019	< 1	16.53	-	16.53	10	—	1.75	-	1.75	20.14	-	20.14
2018	< 1	13.38	-	14.31	3	—	1.40	-	2.00	(8.07)	-	(7.52)
2017	1	14.55	-	15.47	20	—	1.40	-	2.00	15.58	-	16.26

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Fidelity Institutional AMSM Quantitative (sub-account expired on October 18, 2021)
2021	—	$15.87	-	15.87	$—	—%	1.75	-	1.75%	7.93	-	7.93%
2020	< 1	14.70	-	14.70	10	—	1.75	-	1.75	6.89	-	6.89
2019	< 1	13.75	-	13.75	10	—	1.75	-	1.75	17.93	-	17.93
2018	< 1	11.34	-	12.13	8	—	1.40	-	2.00	(9.57)	-	(9.03)
2017	1	12.54	-	13.33	18	—	1.40	-	2.00	14.19	-	14.87

AST Government Money Market
2021	1	9.21	-	9.21	9	<0.01	1.15	-	1.15	(1.14)	-	(1.14)
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2019	—	N/A	-	N/A	—	1.95	N/A	-	N/A	N/A	-	N/A
2018	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2017	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

AST International Growth
2021	< 1	18.85	-	18.85	3	—	1.40	-	1.40	10.95	-	10.95
2020	< 1	16.99	-	16.99	3	—	1.40	-	1.40	29.51	-	29.51
2019	< 1	13.12	-	13.12	2	—	1.40	-	1.40	30.29	-	30.29
2018	< 1	10.07	-	10.07	2	—	1.40	-	1.40	(14.54)	-	(14.54)
2017	< 1	11.78	-	11.78	2	—	1.40	-	1.40	33.56	-	33.56

AST J.P. Morgan Strategic Opportunities
2021	1	16.18	-	16.18	19	—	1.75	-	1.75	6.09	-	6.09
2020	1	15.25	-	15.25	18	—	1.75	-	1.75	9.43	-	9.43
2019	1	13.94	-	13.94	16	—	1.75	-	1.75	12.64	-	12.64
2018	1	12.03	-	12.37	15	—	1.75	-	2.00	(7.00)	-	(6.77)
2017	1	12.94	-	13.27	18	—	1.75	-	2.00	9.95	-	10.22

AST Loomis Sayles Large-Cap Growth
2021	< 1	40.46	-	40.46	13	—	1.40	-	1.40	16.72	-	16.72
2020	< 1	34.67	-	34.67	11	—	1.40	-	1.40	29.77	-	29.77
2019	< 1	26.71	-	26.71	8	—	1.40	-	1.40	29.81	-	29.81
2018	< 1	20.58	-	20.58	6	—	1.40	-	1.40	(4.04)	-	(4.04)
2017	< 1	21.45	-	21.45	7	—	1.40	-	1.40	31.16	-	31.16

AST Mid-Cap Growth
2021	< 1	37.02	-	37.02	7	—	1.40	-	1.40	8.96	-	8.96
2020	< 1	33.97	-	33.97	6	—	1.40	-	1.40	32.98	-	32.98
2019	< 1	25.55	-	25.55	5	—	1.40	-	1.40	28.36	-	28.36
2018	< 1	19.90	-	19.90	4	—	1.40	-	1.40	(5.68)	-	(5.68)
2017	< 1	21.10	-	21.10	4	—	1.40	-	1.40	25.34	-	25.34

AST Neuberger Berman/LSV Mid-Cap Value
2021	< 1	25.85	-	25.85	7	—	1.40	-	1.40	31.79	-	31.79
2020	< 1	19.62	-	19.62	6	—	1.40	-	1.40	(3.14)	-	(3.14)
2019	< 1	20.25	-	20.25	6	—	1.40	-	1.40	19.34	-	19.34
2018	< 1	16.97	-	16.97	5	—	1.40	-	1.40	(17.61)	-	(17.61)
2017	< 1	20.60	-	20.60	6	—	1.40	-	1.40	12.22	-	12.22

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Preservation Asset Allocation
2021	4	$16.43	-	18.54	$63	—%	1.15	-	2.00%	4.16	-	5.03%
2020	9	15.77	-	17.65	161	—	1.15	-	2.00	6.94	-	7.84
2019	11	14.75	-	16.37	183	—	1.15	-	2.00	12.49	-	13.43
2018	11	13.11	-	14.43	162	—	1.15	-	2.00	(4.76)	-	(3.95)
2017	14	13.77	-	15.02	206	—	1.15	-	2.00	7.97	-	8.88

AST Prudential Growth Allocation
2021	8	17.22	-	17.22	134	—	1.75	-	1.75	14.69	-	14.69
2020	7	15.01	-	15.01	105	—	1.75	-	1.75	4.03	-	4.03
2019	5	14.43	-	14.43	85	—	1.75	-	1.75	17.13	-	17.13
2018	2	11.85	-	12.32	30	—	1.75	-	2.10	(9.51)	-	(9.20)
2017	11	13.09	-	14.07	152	—	1.40	-	2.10	13.71	-	14.50

AST Small-Cap Growth Opportunities
2021	< 1	28.84	-	28.84	6	—	1.40	-	1.40	(2.71)	-	(2.71)
2020	< 1	29.65	-	29.65	6	—	1.40	-	1.40	33.32	-	33.32
2019	< 1	22.24	-	22.24	5	—	1.40	-	1.40	34.60	-	34.60
2018	< 1	16.52	-	16.52	3	—	1.40	-	1.40	(12.08)	-	(12.08)
2017	< 1	18.79	-	18.79	4	—	1.40	-	1.40	25.93	-	25.93

AST T. Rowe Price Asset Allocation
2021	8	21.10	-	22.98	161	—	1.15	-	1.75	10.48	-	11.13
2020	8	19.10	-	20.68	161	—	1.15	-	1.75	10.60	-	11.25
2019	5	17.27	-	17.27	104	—	1.75	-	1.75	18.76	-	18.76
2018	2	13.98	-	14.54	36	—	1.75	-	2.10	(7.29)	-	(6.97)
2017	11	15.08	-	16.20	173	—	1.40	-	2.10	13.04	-	13.82

AST T. Rowe Price Large-Cap Value
2021	< 1	17.62	-	17.62	4	—	1.40	-	1.40	23.81	-	23.81
2020	< 1	14.23	-	14.23	3	—	1.40	-	1.40	0.68	-	0.68
2019	< 1	14.13	-	14.13	3	—	1.40	-	1.40	24.23	-	24.23
2018	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2017	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

BNY Mellon Stock Index Fund, Inc.
2021	54	37.36	-	37.36	2,007	0.89	1.25	-	1.25	26.82	-	26.82
2020	197	29.46	-	29.46	5,805	1.59	1.25	-	1.25	16.54	-	16.54
2019	199	25.28	-	25.28	5,037	1.72	1.25	-	1.25	29.55	-	29.55
2018	208	19.51	-	19.51	4,050	1.66	1.25	-	1.25	(5.83)	-	(5.83)
2017	211	20.72	-	20.72	4,365	1.68	1.25	-	1.25	20.03	-	20.03

BNY Mellon Sustainable U.S. Equity Portfolio, Inc
2021	6	27.64	-	27.64	169	0.75	1.25	-	1.25	25.42	-	25.42
2020	6	22.03	-	22.03	136	1.07	1.25	-	1.25	22.60	-	22.60
2019	6	17.97	-	17.97	112	1.44	1.25	-	1.25	32.69	-	32.69
2018	6	13.54	-	13.54	85	2.04	1.25	-	1.25	(5.60)	-	(5.60)
2017	8	14.35	-	14.35	114	1.15	1.25	-	1.25	13.90	-	13.90

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
BNY Mellon VIF Appreciation Initial Shares
2021	7	$40.07	-	40.07	$291	0.44%	1.25	-	1.25%	25.55	-	25.55%
2020	8	31.92	-	31.92	257	0.79	1.25	-	1.25	22.15	-	22.15
2019	8	26.13	-	26.13	210	1.17	1.25	-	1.25	34.41	-	34.41
2018	8	19.44	-	19.44	158	1.25	1.25	-	1.25	(8.02)	-	(8.02)
2017	10	21.14	-	21.14	203	1.45	1.25	-	1.25	25.76	-	25.76

BNY Mellon VIF Government Money Market
2021	28	9.60	-	9.60	272	<0.01	1.25	-	1.25	(1.23)	-	(1.23)
2020	41	9.72	-	9.72	396	0.16	1.25	-	1.25	(1.03)	-	(1.03)
2019	28	9.82	-	9.82	280	1.65	1.25	-	1.25	0.40	-	0.40
2018	28	9.78	-	9.78	277	1.26	1.25	-	1.25	0.02	-	0.02
2017	33	9.78	-	9.78	325	0.32	1.25	-	1.25	(0.90)	-	(0.90)

Delaware VIP Small Cap Value Series Standard Class
2021	11	72.71	-	72.71	831	0.85	1.25	-	1.25	32.75	-	32.75
2020	12	54.77	-	54.77	672	1.34	1.25	-	1.25	(3.12)	-	(3.12)
2019	13	56.54	-	56.54	748	1.08	1.25	-	1.25	26.55	-	26.55
2018	15	44.68	-	44.68	676	0.82	1.25	-	1.25	(17.76)	-	(17.76)
2017	16	54.33	-	54.33	858	0.81	1.25	-	1.25	10.66	-	10.66

Fidelity VIP Contrafund Initial Class
2021	30	54.39	-	57.63	1,649	0.06	1.25	-	1.25	26.25	-	26.25
2020	31	43.08	-	45.65	1,347	0.25	1.25	-	1.25	28.95	-	28.95
2019	39	33.41	-	35.40	1,320	0.46	1.25	-	1.25	29.94	-	29.94
2018	41	27.24	-	27.24	1,085	0.71	1.25	-	1.25	(7.55)	-	(7.55)
2017	44	29.47	-	29.47	1,257	0.97	1.25	-	1.25	20.37	-	20.37

Fidelity VIP Contrafund Service Class 2
2021	47	36.23	-	50.77	1,803	0.03	1.29	-	1.89	25.11	-	25.87
2020	56	28.96	-	40.34	1,764	0.08	1.29	-	1.89	27.78	-	28.56
2019	57	22.66	-	31.38	1,405	0.21	1.29	-	1.89	28.80	-	29.58
2018	70	17.60	-	19.01	1,340	0.43	1.29	-	1.89	(8.41)	-	(7.85)
2017	75	19.21	-	20.63	1,597	0.76	1.29	-	1.89	19.30	-	20.03

Fidelity VIP Equity-Income Initial Class
2021	30	34.83	-	34.83	1,043	1.90	1.25	-	1.25	23.34	-	23.34
2020	31	28.24	-	28.24	889	1.82	1.25	-	1.25	5.37	-	5.37
2019	34	26.80	-	26.80	906	1.76	1.25	-	1.25	25.86	-	25.86
2018	47	21.30	-	21.30	995	2.25	1.25	-	1.25	(9.44)	-	(9.44)
2017	48	23.51	-	23.51	1,139	1.62	1.25	-	1.25	11.50	-	11.50

Fidelity VIP Freedom 2010 Service Class 2
2021	3	18.33	-	19.85	66	0.80	1.29	-	1.79	3.71	-	4.24
2020	4	17.68	-	19.04	67	1.03	1.29	-	1.79	10.24	-	10.79
2019	4	16.04	-	17.19	67	1.88	1.29	-	1.79	13.68	-	14.26
2018	4	14.11	-	15.04	61	1.40	1.29	-	1.79	(5.98)	-	(5.50)
2017	4	15.00	-	15.92	67	1.61	1.29	-	1.79	10.79	-	11.35

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP Freedom 2020 Service Class 2
2021	118	$20.25	-	21.93	$2,430	0.85%	1.29	-	1.79%	7.31	-	7.86%
2020	121	18.87	-	20.33	2,321	1.04	1.29	-	1.79	12.67	-	13.24
2019	126	16.75	-	17.96	2,134	1.82	1.29	-	1.79	17.74	-	18.34
2018	129	14.23	-	15.17	1,859	1.29	1.29	-	1.79	(7.76)	-	(7.29)
2017	139	15.43	-	16.37	2,168	1.26	1.29	-	1.79	14.19	-	14.77

Fidelity VIP Freedom 2030 Service Class 2
2021	< 1	23.38	-	23.75	20	0.87	1.49	-	1.59	10.30	-	10.41
2020	< 1	20.57	-	21.51	18	0.87	1.49	-	1.79	14.57	-	14.91
2019	1	17.96	-	18.72	19	1.78	1.49	-	1.79	21.90	-	22.27
2018	1	14.73	-	15.71	16	1.03	1.29	-	1.79	(9.70)	-	(9.25)
2017	1	16.31	-	17.31	22	0.21	1.29	-	1.79	18.55	-	19.14

Fidelity VIP Freedom Income Service Class 2
2021	43	15.46	-	16.21	702	1.16	1.29	-	1.59	1.39	-	1.70
2020	17	15.24	-	15.94	275	1.09	1.29	-	1.59	8.54	-	8.87
2019	17	14.05	-	14.64	254	1.87	1.29	-	1.59	9.86	-	10.20
2018	17	12.78	-	13.29	232	1.49	1.29	-	1.59	(3.83)	-	(3.54)
2017	18	12.98	-	13.77	243	1.23	1.29	-	1.79	6.43	-	6.97

Fidelity VIP Government Money Market Initial Class
2021	208	9.65	-	10.01	2,020	<0.01	0.83	-	1.48	(1.46)	-	(0.82)
2020	202	9.79	-	10.09	1,986	0.27	0.83	-	1.48	(1.15)	-	(0.51)
2019	161	9.90	-	10.14	1,596	2.01	0.83	-	1.48	0.52	-	1.17
2018	190	9.85	-	10.02	1,882	1.75	0.83	-	1.48	0.15	-	0.81
2017	71	9.84	-	9.92	700	0.72	1.00	-	1.48	(0.80)	-	(0.32)

Fidelity VIP Government Money Market Service Class 2
2021	143	8.63	-	8.95	1,272	0.01	1.25	-	1.89	(1.87)	-	(1.23)
2020	180	8.80	-	9.06	1,651	0.25	1.25	-	1.89	(1.65)	-	(1.01)
2019	196	8.94	-	9.15	1,825	1.75	1.25	-	1.89	(0.15)	-	0.50
2018	206	8.96	-	9.11	1,929	1.40	1.25	-	1.89	(0.52)	-	0.13
2017	170	9.01	-	9.10	1,598	0.49	1.25	-	1.89	(1.46)	-	(0.82)

Fidelity VIP Growth & Income Service Class 2
2021	< 1	32.11	-	35.54	33	2.21	1.29	-	1.89	23.27	-	24.02
2020	1	26.05	-	28.66	28	1.96	1.29	-	1.89	5.57	-	6.21
2019	1	24.68	-	26.98	27	3.44	1.29	-	1.89	27.24	-	28.01
2018	1	19.39	-	21.08	22	0.19	1.29	-	1.89	(10.91)	-	(10.37)
2017	2	21.77	-	23.52	34	1.10	1.29	-	1.89	14.42	-	15.11

Fidelity VIP Growth Initial Class
2021	41	37.89	-	41.72	1,640	—	1.25	-	1.25	21.68	-	21.68
2020	45	31.14	-	34.28	1,463	0.07	1.25	-	1.25	42.11	-	42.11
2019	44	21.91	-	24.12	1,019	0.25	1.25	-	1.25	32.65	-	32.65
2018	54	18.19	-	18.19	938	0.23	1.25	-	1.25	(1.42)	-	(1.42)
2017	76	18.45	-	18.45	1,323	0.23	1.25	-	1.25	33.46	-	33.46

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP Growth Opportunities Initial Class
2021	10	$62.02	-	62.02	$625	—%	1.25	-	1.25%	10.55	-	10.55%
2020	23	56.10	-	56.10	1,300	0.01	1.25	-	1.25	66.57	-	66.57
2019	25	33.68	-	33.68	841	0.16	1.25	-	1.25	39.09	-	39.09
2018	25	24.22	-	24.22	600	0.12	1.25	-	1.25	11.06	-	11.06
2017	26	21.80	-	21.80	559	0.32	1.25	-	1.25	32.85	-	32.85

Fidelity VIP Growth Opportunities Service Class 2
2021	6	67.26	-	70.54	409	—	1.29	-	1.59	9.90	-	10.23
2020	5	61.20	-	63.99	321	—	1.29	-	1.59	65.56	-	66.07
2019	2	36.96	-	38.53	60	—	1.29	-	1.59	38.27	-	38.69
2018	2	26.74	-	27.79	54	0.07	1.29	-	1.59	10.42	-	10.76
2017	2	24.21	-	25.09	37	0.11	1.29	-	1.59	32.06	-	32.45

Fidelity VIP High Income Initial Class
2021	11	21.31	-	21.31	227	5.29	1.25	-	1.25	3.11	-	3.11
2020	11	20.67	-	20.67	234	4.85	1.25	-	1.25	1.47	-	1.47
2019	12	20.37	-	20.37	253	5.18	1.25	-	1.25	13.68	-	13.68
2018	13	17.92	-	17.92	225	5.28	1.25	-	1.25	(4.49)	-	(4.49)
2017	16	18.76	-	18.76	299	5.25	1.25	-	1.25	5.61	-	5.61

Fidelity VIP High Income Service Class 2
2021	< 1	18.72	-	20.03	4	3.12	1.49	-	1.89	2.33	-	2.74
2020	5	18.30	-	19.50	98	5.04	1.49	-	1.89	0.49	-	0.90
2019	5	18.21	-	19.33	98	4.87	1.49	-	1.89	12.61	-	13.06
2018	6	16.17	-	17.09	104	5.58	1.49	-	1.89	(5.45)	-	(5.07)
2017	6	17.10	-	18.47	111	5.13	1.29	-	1.89	4.90	-	5.54

Fidelity VIP Index 500 Initial Class
2021	36	37.01	-	37.01	1,347	1.26	1.25	-	1.25	26.98	-	26.98
2020	40	29.15	-	29.15	1,165	1.69	1.25	-	1.25	16.77	-	16.77
2019	42	24.96	-	24.96	1,039	2.03	1.25	-	1.25	29.72	-	29.72
2018	41	19.24	-	19.24	798	1.65	1.25	-	1.25	(5.68)	-	(5.68)
2017	55	20.40	-	20.40	1,119	1.74	1.25	-	1.25	20.21	-	20.21

Fidelity VIP Index 500 Service Class 2
2021	37	35.35	-	38.88	1,398	1.07	1.29	-	1.89	25.84	-	26.61
2020	49	28.09	-	30.71	1,470	1.55	1.29	-	1.89	15.72	-	16.43
2019	50	24.27	-	26.38	1,289	2.06	1.29	-	1.89	28.55	-	29.33
2018	33	18.88	-	20.4	663	1.51	1.29	-	1.89	(6.54)	-	(5.96)
2017	35	20.20	-	21.69	746	1.53	1.29	-	1.89	19.13	-	19.85

Fidelity VIP Investment Grade Bond Initial Class
2021	13	21.56	-	21.56	284	2.03	1.25	-	1.25	(1.84)	-	(1.84)
2020	14	21.96	-	21.96	308	2.20	1.25	-	1.25	8.04	-	8.04
2019	21	20.33	-	20.33	432	2.73	1.25	-	1.25	8.30	-	8.30
2018	22	18.77	-	18.77	417	2.44	1.25	-	1.25	(1.77)	-	(1.77)
2017	24	19.11	-	19.11	468	2.37	1.25	-	1.25	2.93	-	2.93

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP Mid Cap Service Class 2
2021	15	$28.06	-	42.00	$468	0.36%	1.29	-	1.89%	22.95	-	23.69%
2020	16	22.82	-	33.95	415	0.42	1.29	-	1.89	15.65	-	16.35
2019	19	19.74	-	29.18	419	0.63	1.29	-	1.89	20.85	-	21.59
2018	24	16.33	-	17.64	429	0.39	1.29	-	1.89	(16.39)	-	(15.88)
2017	27	19.53	-	20.97	591	0.49	1.29	-	1.89	18.27	-	18.99

Fidelity VIP Overseas Initial Class
2021	9	21.68	-	22.51	201	0.49	1.25	-	1.25	18.21	-	18.21
2020	13	18.34	-	19.05	239	0.44	1.25	-	1.25	14.18	-	14.18
2019	14	16.06	-	16.68	229	1.74	1.25	-	1.25	26.18	-	26.18
2018	15	13.22	-	13.22	191	1.33	1.25	-	1.25	(15.87)	-	(15.87)
2017	19	15.71	-	15.71	295	1.55	1.25	-	1.25	28.67	-	28.67

Franklin DynaTech VIP Class 2
2021	< 1	43.83	-	43.83	30	—	1.89	-	1.89	13.96	-	13.96
2020	< 1	38.46	-	38.46	26	—	1.89	-	1.89	42.16	-	42.16
2019	—	27.06	-	27.06	—	—	1.89	-	1.89	28.69	-	28.69
2018	1	21.02	-	21.02	23	—	1.89	-	1.89	1.18	-	1.18
2017	1	20.78	-	20.78	23	—	1.89	-	1.89	24.56	-	24.56

Franklin Growth and Income VIP Class 2
2021	111	37.89	-	43.41	4,580	2.44	1.29	-	1.99	22.76	-	23.63
2020	125	30.86	-	35.12	4,208	3.83	1.29	-	1.99	3.43	-	4.16
2019	137	23.48	-	33.71	4,418	2.25	1.29	-	1.99	23.17	-	24.04
2018	149	24.23	-	27.18	3,889	2.44	1.29	-	1.99	(6.48)	-	(5.82)
2017	172	25.91	-	28.86	4,780	5.77	1.29	-	1.99	13.56	-	14.37

Franklin Income VIP Class 2
2021	248	22.27	-	25.25	6,044	4.42	1.29	-	1.99	14.44	-	15.25
2020	314	19.46	-	21.91	6,684	5.86	1.29	-	1.99	(1.30)	-	(0.60)
2019	353	19.72	-	22.04	7,556	5.23	1.29	-	1.99	13.76	-	14.56
2018	374	17.33	-	19.24	7,009	4.83	1.29	-	1.99	(6.21)	-	(5.54)
2017	416	18.48	-	20.37	8,242	4.14	1.29	-	1.99	7.50	-	8.26

Franklin Large Cap Growth VIP Class 2
2021	145	40.37	-	44.84	6,252	—	1.29	-	1.89	13.10	-	13.79
2020	159	35.70	-	39.41	6,046	—	1.29	-	1.89	41.91	-	42.77
2019	209	25.15	-	27.60	5,580	—	1.29	-	1.89	32.04	-	32.85
2018	264	18.78	-	20.78	5,318	—	1.29	-	1.99	(3.43)	-	(2.74)
2017	309	19.44	-	21.36	6,415	0.64	1.29	-	1.99	25.57	-	26.46

Franklin Mutual Global Discovery VIP Class 2
2021	20	19.98	-	21.98	433	2.11	1.29	-	1.89	16.88	-	17.59
2020	37	17.09	-	18.69	693	2.38	1.29	-	1.89	(6.26)	-	(5.69)
2019	38	18.23	-	22.74	755	1.62	1.29	-	1.89	22.03	-	22.77
2018	40	14.94	-	16.14	653	2.28	1.29	-	1.89	(12.90)	-	(12.37)
2017	48	17.15	-	18.42	879	1.75	1.29	-	1.89	6.56	-	7.20

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Mutual Shares VIP Class 2
2021	150	$27.77	-	31.82	$4,497	2.80%	1.29	-	1.99%	16.81	-	17.63%
2020	177	23.77	-	27.05	4,500	2.84	1.29	-	1.99	(6.93)	-	(6.27)
2019	184	20.61	-	28.86	5,021	1.79	1.29	-	1.99	20.14	-	20.99
2018	209	21.26	-	23.85	4,684	2.33	1.29	-	1.99	(10.88)	-	(10.24)
2017	238	23.86	-	26.58	5,906	2.16	1.29	-	1.99	6.20	-	6.96

Franklin Small Cap Value VIP Class 2
2021	55	52.18	-	59.80	2,984	0.99	1.29	-	1.99	22.88	-	23.75
2020	60	42.47	-	48.32	2,625	1.53	1.29	-	1.99	3.10	-	3.83
2019	67	27.50	-	46.54	2,828	1.06	1.29	-	1.99	23.84	-	24.72
2018	76	22.05	-	33.26	2,533	0.89	1.29	-	1.99	(14.61)	-	(14.01)
2017	84	38.95	-	43.39	3,251	0.49	1.29	-	1.99	8.46	-	9.23

Franklin U.S. Government Securities VIP Class 2
2021	126	11.57	-	13.12	1,583	2.29	1.29	-	1.99	(3.77)	-	(3.09)
2020	109	12.02	-	13.54	1,432	3.25	1.29	-	1.99	1.77	-	2.49
2019	128	11.81	-	13.21	1,644	2.86	1.29	-	1.99	3.14	-	3.87
2018	130	11.45	-	12.71	1,602	2.70	1.29	-	1.99	(1.66)	-	(0.96)
2017	150	11.65	-	12.84	1,875	2.47	1.29	-	1.99	(0.67)	-	0.04

Goldman Sachs VIT Large Cap Value Institutional Shares
2021	< 1	24.11	-	25.80	18	1.15	1.49	-	1.89	21.80	-	22.29
2020	< 1	19.80	-	21.10	15	1.45	1.49	-	1.89	2.02	-	2.43
2019	< 1	19.40	-	20.60	15	1.14	1.49	-	1.89	23.56	-	24.06
2018	1	15.70	-	16.60	20	1.03	1.49	-	1.89	(10.19)	-	(9.82)
2017	2	17.49	-	18.41	44	1.61	1.49	-	1.89	7.79	-	8.23

Goldman Sachs VIT Mid Cap Value Institutional Shares
2021	2	33.67	-	33.67	62	0.48	1.89	-	1.89	28.49	-	28.49
2020	2	26.21	-	27.93	48	0.46	1.49	-	1.89	6.36	-	6.79
2019	3	24.64	-	26.15	86	0.79	1.49	-	1.89	29.05	-	29.57
2018	4	19.09	-	20.18	83	1.35	1.49	-	1.89	(12.16)	-	(11.80)
2017	5	21.73	-	23.48	108	0.72	1.29	-	1.89	8.98	-	9.64

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares
2021	2	29.14	-	32.25	48	0.44	1.29	-	1.89	21.46	-	22.20
2020	2	23.99	-	26.39	52	0.21	1.29	-	1.89	6.54	-	7.18
2019	3	22.52	-	24.63	60	0.48	1.29	-	1.89	22.49	-	23.24
2018	3	18.39	-	19.98	66	0.45	1.29	-	1.89	(10.35)	-	(9.81)
2017	5	20.51	-	22.15	114	0.53	1.29	-	1.89	9.47	-	10.13

Goldman Sachs VIT U.S. Equity Insights Institutional Shares
2021	1	37.02	-	39.62	40	0.82	1.49	-	1.89	26.97	-	27.49
2020	1	29.16	-	31.08	33	0.88	1.49	-	1.89	15.33	-	15.80
2019	1	25.28	-	26.84	30	1.28	1.49	-	1.89	22.85	-	23.35
2018	1	20.58	-	21.76	26	1.22	1.49	-	1.89	(7.97)	-	(7.60)
2017	2	22.36	-	23.54	37	1.41	1.49	-	1.89	21.74	-	22.23

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. American Franchise Series I
2021	186	$42.21	-	46.34	$7,450	—%	1.10	-	1.70%	10.04	-	10.70%
2020	210	38.36	-	41.86	7,564	0.07	1.10	-	1.70	39.96	-	40.80
2019	237	27.41	-	29.73	5,984	—	1.10	-	1.70	34.45	-	35.26
2018	251	20.38	-	21.98	4,709	—	1.10	-	1.70	(5.26)	-	(4.68)
2017	291	21.52	-	23.06	5,666	0.08	1.10	-	1.70	25.20	-	25.95

Invesco V.I. American Franchise Series II
2021	38	52.25	-	58.72	1,749	—	1.29	-	1.89	9.54	-	10.21
2020	32	47.70	-	53.47	1,396	—	1.29	-	1.89	39.32	-	40.17
2019	36	34.24	-	38.15	1,149	—	1.29	-	1.89	33.86	-	34.67
2018	38	25.58	-	28.23	898	—	1.29	-	1.89	(5.71)	-	(5.14)
2017	42	27.13	-	29.75	1,071	—	1.29	-	1.89	24.64	-	25.40

Invesco V.I. American Value Series I
2021	161	10.54	-	33.30	2,569	0.43	1.10	-	1.99	5.40	-	25.41
2020	37	26.55	-	29.89	1,059	0.91	1.29	-	1.99	(0.88)	-	(0.18)
2019	40	26.79	-	29.95	1,130	0.70	1.29	-	1.99	22.55	-	23.42
2018	44	21.86	-	24.27	1,011	0.47	1.29	-	1.99	(14.39)	-	(13.78)
2017	50	25.54	-	28.14	1,339	0.78	1.29	-	1.99	7.79	-	8.55

Invesco V.I. American Value Series II
2021	55	32.83	-	48.94	1,908	0.23	1.29	-	1.89	25.22	-	25.98
2020	55	26.22	-	38.85	1,702	0.67	1.29	-	1.89	(1.04)	-	(0.44)
2019	57	26.49	-	39.02	1,767	0.41	1.29	-	1.89	22.36	-	23.10
2018	65	21.33	-	23.68	1,643	0.19	1.29	-	1.99	(14.61)	-	(14.00)
2017	71	24.98	-	27.53	2,070	0.56	1.29	-	1.99	7.51	-	8.27

Invesco V.I. Capital Appreciation Series I
2021	25	32.04	-	32.04	798	—	1.25	-	1.25	21.05	-	21.05
2020	27	26.47	-	26.47	711	—	1.25	-	1.25	34.89	-	34.89
2019	33	19.62	-	19.62	647	0.06	1.25	-	1.25	34.50	-	34.50
2018	33	14.59	-	14.59	489	0.32	1.25	-	1.25	(6.91)	-	(6.91)
2017	36	15.67	-	15.67	571	0.26	1.25	-	1.25	25.26	-	25.26

Invesco V.I. Capital Appreciation Series II
2021	150	45.43	-	51.87	7,421	—	1.29	-	1.99	19.86	-	20.71
2020	168	37.90	-	42.97	6,877	—	1.29	-	1.99	33.54	-	34.49
2019	190	25.97	-	31.95	5,803	—	1.29	-	1.99	33.15	-	34.10
2018	212	21.32	-	23.83	4,827	—	1.29	-	1.99	(7.83)	-	(7.17)
2017	239	23.13	-	25.67	5,875	0.01	1.29	-	1.99	24.00	-	24.88

Invesco V.I. Comstock Series I
2021	28	34.61	-	40.68	1,058	1.72	1.25	-	1.58	31.27	-	31.70
2020	35	26.36	-	30.89	1,009	2.55	1.25	-	1.58	(2.41)	-	(2.08)
2019	37	27.01	-	31.55	1,077	1.87	1.25	-	1.58	23.34	-	23.74
2018	45	21.90	-	25.49	1,062	1.75	1.25	-	1.58	(13.55)	-	(13.26)
2017	57	25.33	-	29.39	1,554	2.06	1.25	-	1.58	16.01	-	16.39

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Comstock Series II
2021	177	$28.99	-	41.98	$5,961	1.58%	1.29	-	1.99%	30.41	-	31.33%
2020	204	22.23	-	31.96	5,264	2.17	1.29	-	1.99	(3.05)	-	(2.36)
2019	220	22.93	-	32.73	5,867	1.69	1.29	-	1.99	22.46	-	23.33
2018	242	18.72	-	20.78	5,260	1.41	1.29	-	1.99	(14.12)	-	(13.50)
2017	285	21.80	-	24.02	7,253	1.87	1.29	-	1.99	15.25	-	16.06

Invesco V.I. Conservative Balanced Series II
2021	85	20.27	-	23.23	1,850	1.26	1.29	-	1.99	8.11	-	8.88
2020	92	18.75	-	21.34	1,851	1.85	1.29	-	1.99	12.32	-	13.11
2019	91	13.54	-	18.86	1,633	2.02	1.29	-	1.99	14.89	-	15.71
2018	97	14.53	-	16.30	1,506	1.65	1.29	-	1.99	(7.42)	-	(6.76)
2017	113	15.69	-	17.48	1,888	1.73	1.29	-	1.99	6.79	-	7.55

Invesco V.I. Core Bond Series I
2021	16	14.23	-	14.23	234	1.99	1.25	-	1.25	(2.87)	-	(2.87)
2020	20	14.65	-	14.65	294	3.09	1.25	-	1.25	8.35	-	8.35
2019	22	13.52	-	13.52	299	3.33	1.25	-	1.25	8.17	-	8.17
2018	23	12.50	-	12.50	290	3.43	1.25	-	1.25	(2.26)	-	(2.26)
2017	25	12.79	-	12.79	314	2.33	1.25	-	1.25	3.29	-	3.29

Invesco V.I. Core Bond Series II
2021	280	9.43	-	10.65	2,869	1.82	1.29	-	1.99	(3.80)	-	(3.11)
2020	286	9.80	-	11.00	3,033	2.95	1.29	-	1.99	7.26	-	8.02
2019	311	9.13	-	10.18	3,059	3.21	1.29	-	1.99	7.08	-	7.84
2018	365	8.53	-	9.44	3,329	3.08	1.29	-	1.99	(3.28)	-	(2.59)
2017	413	8.82	-	9.69	3,897	2.04	1.29	-	1.99	2.31	-	3.04

Invesco V.I. Core Equity Series I
2021	142	26.45	-	34.32	4,436	0.66	1.10	-	1.70	25.59	-	26.34
2020	155	20.94	-	27.33	3,849	1.33	1.10	-	1.70	11.93	-	12.61
2019	176	18.59	-	24.42	3,899	0.94	1.10	-	1.70	26.79	-	27.55
2018	190	14.58	-	19.26	3,378	0.88	1.10	-	1.70	(10.93)	-	(10.39)
2017	214	16.27	-	21.62	4,269	1.02	1.10	-	1.70	11.27	-	11.94

Invesco V.I. Core Equity Series II
2021	1	26.28	-	34.83	34	0.44	1.30	-	1.89	24.98	-	25.74
2020	1	21.03	-	27.70	29	1.09	1.30	-	1.89	11.43	-	12.10
2019	1	18.87	-	24.71	27	0.17	1.30	-	1.89	26.24	-	27.00
2018	1	14.95	-	19.46	22	—	1.30	-	1.89	(11.32)	-	(10.78)
2017	2	16.86	-	21.81	36	0.82	1.30	-	1.89	10.75	-	11.42

Invesco V.I. Core Plus Bond Series I
2021	14	15.91	-	18.32	263	1.47	1.10	-	1.70	(2.33)	-	(1.74)
2020	16	16.29	-	18.65	296	1.48	1.10	-	1.70	7.87	-	8.52
2019	21	15.10	-	17.18	353	2.97	1.10	-	1.70	9.19	-	9.85
2018	21	13.83	-	15.64	331	3.67	1.10	-	1.70	(4.02)	-	(3.44)
2017	26	14.41	-	16.20	422	3.41	1.10	-	1.70	4.56	-	5.18

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Core Plus Bond Series II
2021	< 1	$15.06	-	15.84	$2	1.44%	1.50	-	1.75%	(2.73)	-	(2.48)%
2020	< 1	15.49	-	16.24	2	1.79	1.50	-	1.75	7.43	-	7.70
2019	< 1	14.41	-	15.08	2	2.74	1.50	-	1.75	9.07	-	9.34
2018	< 1	13.22	-	13.79	2	3.43	1.50	-	1.75	(4.34)	-	(4.10)
2017	< 1	13.81	-	14.38	2	3.19	1.50	-	1.75	4.23	-	4.49

Invesco V.I. Discovery Mid Cap Growth Series I
2021	70	17.16	-	17.34	1,479	—	1.10	-	1.70	17.09	-	17.80
2020	140	14.66	-	14.72	2,958	0.03	1.10	-	1.70	46.59	-	47.18
2019	90	17.78	-	17.78	1,601	—	1.25	-	1.25	37.63	-	37.63
2018	93	12.92	-	12.92	1,197	—	1.25	-	1.25	(7.26)	-	(7.26)
2017	94	13.93	-	13.93	1,305	0.03	1.25	-	1.25	27.20	-	27.20

Invesco V.I. Discovery Mid Cap Growth Series II
2021	82	39.95	-	62.29	3,280	—	1.29	-	1.99	16.44	-	17.26
2020	76	34.31	-	53.12	2,738	—	1.29	-	1.99	37.46	-	46.64
2019	44	27.70	-	38.37	1,618	—	1.29	-	1.99	36.25	-	37.22
2018	51	24.92	-	27.96	1,368	—	1.29	-	1.99	(8.17)	-	(7.52)
2017	53	27.14	-	30.24	1,531	—	1.29	-	1.99	25.91	-	26.80

Invesco V.I. Diversified Dividend Series I
2021	55	90.74	-	94.99	5,384	2.11	1.00	-	1.48	17.15	-	17.71
2020	62	77.09	-	81.09	5,155	3.04	1.00	-	1.48	(1.33)	-	(0.85)
2019	69	77.75	-	82.18	5,793	2.86	1.00	-	1.48	23.25	-	23.85
2018	76	62.78	-	66.67	5,156	2.38	1.00	-	1.48	(8.94)	-	(8.50)
2017	97	68.61	-	73.22	7,239	1.56	1.00	-	1.48	6.98	-	7.50

Invesco V.I. Diversified Dividend Series II
2021	25	29.58	-	33.13	673	1.99	1.29	-	1.89	16.36	-	17.07
2020	26	25.42	-	28.30	585	2.87	1.29	-	1.89	(2.02)	-	(1.42)
2019	27	25.94	-	28.71	618	2.59	1.29	-	1.89	22.42	-	23.17
2018	33	21.19	-	23.31	620	2.12	1.29	-	1.89	(9.56)	-	(9.01)
2017	35	23.43	-	25.62	721	1.41	1.29	-	1.89	6.31	-	6.95

Invesco V.I. Equity and Income Series I
2021	79	20.21	-	21.17	1,763	1.93	1.10	-	1.70	16.65	-	17.35
2020	73	17.22	-	18.15	1,388	2.48	1.10	-	1.70	8.10	-	8.75
2019	79	15.83	-	16.79	1,368	2.53	1.10	-	1.70	18.34	-	19.05
2018	86	13.30	-	14.19	1,263	2.21	1.10	-	1.70	(11.04)	-	(10.50)
2017	82	14.86	-	15.95	1,326	1.53	1.10	-	1.70	9.17	-	9.82

Invesco V.I. Equity and Income Series II
2021	40	27.55	-	30.67	1,192	1.60	1.29	-	1.89	16.12	-	16.83
2020	46	23.72	-	26.26	1,186	2.23	1.29	-	1.89	7.58	-	8.24
2019	48	22.05	-	28.24	1,161	2.27	1.29	-	1.89	17.75	-	18.46
2018	53	18.73	-	20.48	1,088	1.89	1.29	-	1.89	(11.44)	-	(10.90)
2017	61	21.14	-	22.98	1,407	1.38	1.29	-	1.89	8.70	-	9.36

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Global Core Equity Series I
2021	29	$40.34	-	46.01	$1,209	0.96%	1.00	-	1.48%	14.27	-	14.82%
2020	31	35.30	-	40.07	1,137	1.37	1.00	-	1.48	11.57	-	12.10
2019	32	31.64	-	35.75	1,048	1.39	1.00	-	1.48	23.36	-	23.95
2018	36	25.65	-	28.84	938	1.02	1.00	-	1.48	(16.57)	-	(16.16)
2017	51	30.75	-	34.40	1,624	1.13	1.00	-	1.48	21.10	-	21.68

Invesco V.I. Global Core Equity Series II
2021	10	24.28	-	27.20	239	0.74	1.29	-	1.89	13.53	-	14.22
2020	10	21.38	-	23.81	215	1.10	1.29	-	1.89	10.91	-	11.58
2019	11	19.28	-	21.34	201	1.10	1.29	-	1.89	22.47	-	23.21
2018	13	15.74	-	17.32	197	0.81	1.29	-	1.89	(17.15)	-	(16.64)
2017	14	19.00	-	20.78	253	0.79	1.29	-	1.89	20.29	-	21.02

Invesco V.I. Global Series I
2021	15	41.61	-	41.61	641	—	1.25	-	1.25	14.06	-	14.06
2020	16	36.48	-	36.48	591	0.70	1.25	-	1.25	26.05	-	26.05
2019	18	28.94	-	28.94	515	0.90	1.25	-	1.25	30.15	-	30.15
2018	19	22.24	-	22.24	413	0.99	1.25	-	1.25	(14.26)	-	(14.26)
2017	20	25.94	-	25.94	516	0.96	1.25	-	1.25	34.97	-	34.97

Invesco V.I. Global Series II
2021	26	54.29	-	62.21	1,522	—	1.29	-	1.99	12.89	-	13.69
2020	27	48.09	-	54.72	1,389	0.43	1.29	-	1.99	24.81	-	25.70
2019	35	27.60	-	43.54	1,397	0.63	1.29	-	1.99	28.85	-	29.76
2018	41	29.91	-	33.55	1,253	0.75	1.29	-	1.99	(15.12)	-	(14.52)
2017	46	35.23	-	39.25	1,636	0.75	1.29	-	1.99	33.62	-	34.57

Invesco V.I. Global Strategic Income Series I
2021	29	4.52	-	22.40	494	4.54	1.25	-	1.25	(4.61)	-	(4.61)
2020	32	4.74	-	23.48	552	5.83	1.25	-	1.25	2.12	-	2.12
2019	34	4.64	-	23.00	568	3.99	1.25	-	1.25	9.43	-	9.43
2018	41	21.02	-	21.02	654	4.97	1.25	-	1.25	(5.59)	-	(5.59)
2017	44	22.26	-	22.26	740	2.23	1.25	-	1.25	4.96	-	4.96

Invesco V.I. Global Strategic Income Series II
2021	310	17.15	-	19.65	5,764	4.30	1.29	-	1.99	(5.48)	-	(4.80)
2020	321	18.15	-	20.65	6,264	5.34	1.29	-	1.99	0.95	-	1.67
2019	348	15.71	-	20.31	6,674	3.42	1.29	-	1.99	8.41	-	9.18
2018	390	16.58	-	18.60	6,864	4.45	1.29	-	1.99	(6.44)	-	(5.78)
2017	476	17.72	-	19.74	8,893	1.93	1.29	-	1.99	3.94	-	4.67

Invesco V.I. Government Money Market Series I
2021	20	8.72	-	10.58	194	<0.01	1.10	-	1.70	(1.68)	-	(1.09)
2020	22	8.87	-	10.69	209	0.30	1.10	-	1.70	(1.40)	-	(0.80)
2019	22	9.00	-	10.78	217	1.88	1.10	-	1.70	0.18	-	0.78
2018	23	8.98	-	10.70	226	1.42	1.10	-	1.70	(0.17)	-	0.43
2017	81	8.99	-	10.65	770	0.56	1.10	-	1.70	(1.13)	-	(0.53)

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Government Money Market Series II
2021	< 1	$8.49	-	8.49	< 1	—%	1.70	-	1.70%	(1.68)	-	(1.68)%
2020	< 1	8.63	-	8.63	< 1	—	1.70	-	1.70	(1.48)	-	(1.48)
2019	< 1	8.76	-	8.76	< 1	—	1.70	-	1.70	(0.07)	-	(0.07)
2018	< 1	8.77	-	8.77	< 1	—	1.70	-	1.70	(0.42)	-	(0.42)
2017	< 1	8.80	-	8.80	< 1	—	1.70	-	1.70	(1.37)	-	(1.37)

Invesco V.I. Government Securities Series I
2021	41	13.61	-	17.65	699	2.34	1.10	-	1.70	(3.91)	-	(3.34)
2020	47	14.16	-	18.26	807	2.39	1.10	-	1.70	4.48	-	5.11
2019	50	13.55	-	17.37	819	2.33	1.10	-	1.70	4.29	-	4.91
2018	68	13.00	-	16.56	1,075	2.15	1.10	-	1.70	(1.15)	-	(0.55)
2017	75	13.15	-	16.65	1,187	2.05	1.10	-	1.70	0.24	-	0.84

Invesco V.I. Growth and Income Series II
2021	84	39.78	-	45.58	3,442	1.34	1.29	-	1.99	25.65	-	26.54
2020	96	31.66	-	36.02	3,119	2.02	1.29	-	1.99	(0.17)	-	0.54
2019	103	24.00	-	35.83	3,361	1.52	1.29	-	1.99	22.37	-	23.24
2018	127	25.91	-	29.07	3,360	1.73	1.29	-	1.99	(15.32)	-	(14.71)
2017	140	30.60	-	34.09	4,359	1.28	1.29	-	1.99	11.78	-	12.57

Invesco V.I. High Yield Series I
2021	18	21.04	-	24.49	433	4.08	1.10	-	1.70	2.62	-	3.24
2020	48	20.38	-	23.86	1,035	6.01	1.10	-	1.70	1.58	-	2.19
2019	49	19.94	-	23.49	1,036	5.83	1.10	-	1.70	11.60	-	12.27
2018	51	17.76	-	21.05	971	4.99	1.10	-	1.70	(4.99)	-	(4.42)
2017	54	18.58	-	22.16	1,060	4.06	1.10	-	1.70	4.51	-	5.14

Invesco V.I. High Yield Series II
2021	18	21.29	-	23.85	375	4.60	1.29	-	1.89	2.05	-	2.66
2020	18	20.86	-	23.23	370	5.93	1.29	-	1.89	0.96	-	1.57
2019	19	20.66	-	22.87	394	5.73	1.29	-	1.89	11.03	-	11.70
2018	19	18.61	-	20.48	356	4.85	1.29	-	1.89	(5.43)	-	(4.85)
2017	20	19.68	-	21.52	386	3.79	1.29	-	1.89	4.12	-	4.76

Invesco V.I. International Growth Series I
2021	48	21.30	-	31.44	1,164	1.14	1.10	-	1.70	4.10	-	4.73
2020	87	20.34	-	30.20	1,978	2.41	1.10	-	1.70	12.07	-	12.75
2019	92	18.04	-	26.94	1,850	1.60	1.10	-	1.70	26.41	-	27.17
2018	95	14.18	-	21.32	1,533	2.05	1.10	-	1.70	(16.42)	-	(15.91)
2017	99	16.87	-	25.50	1,904	1.47	1.10	-	1.70	20.94	-	21.66

Invesco V.I. International Growth Series II
2021	2	14.03	-	31.69	44	0.78	1.30	-	1.89	3.62	-	4.24
2020	11	13.54	-	30.40	324	2.16	1.30	-	1.89	11.60	-	12.27
2019	11	12.14	-	27.08	295	1.25	1.30	-	1.89	25.82	-	26.58
2018	14	9.65	-	21.39	260	1.82	1.30	-	1.89	(16.81)	-	(16.31)
2017	14	11.59	-	25.56	313	1.28	1.30	-	1.89	20.42	-	21.15

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Main Street Mid Cap Series I
2021	12	$34.64	-	42.79	$451	0.43%	1.10	-	1.70%	21.17	-	21.90%
2020	13	28.59	-	35.10	419	0.73	1.10	-	1.70	7.41	-	8.05
2019	14	26.62	-	32.49	414	0.49	1.10	-	1.70	23.17	-	23.91
2018	16	21.61	-	26.22	371	0.51	1.10	-	1.70	(12.85)	-	(12.33)
2017	17	24.80	-	29.90	447	0.51	1.10	-	1.70	12.99	-	13.66

Invesco V.I. Main Street Mid Cap Series II
2021	1	27.18	-	33.08	45	0.25	1.50	-	1.89	20.55	-	21.04
2020	3	22.55	-	28.39	71	0.46	1.30	-	1.89	6.89	-	7.53
2019	3	21.10	-	26.40	73	0.20	1.30	-	1.89	22.68	-	23.42
2018	4	17.20	-	21.39	80	0.11	1.30	-	1.89	(13.27)	-	(12.75)
2017	4	19.83	-	24.52	91	0.32	1.30	-	1.89	12.50	-	13.18

Invesco V.I. Main Street Series I
2021	44	34.22	-	34.22	1,504	0.68	1.25	-	1.25	25.99	-	25.99
2020	48	27.16	-	27.16	1,296	1.47	1.25	-	1.25	12.53	-	12.53
2019	54	24.13	-	24.13	1,299	1.08	1.25	-	1.25	30.44	-	30.44
2018	55	18.50	-	18.50	1,025	1.15	1.25	-	1.25	(9.04)	-	(9.04)
2017	61	20.34	-	20.34	1,234	1.22	1.25	-	1.25	15.46	-	15.46

Invesco V.I. Main Street Series II
2021	195	43.59	-	49.95	9,209	0.51	1.29	-	1.99	24.71	-	25.59
2020	214	34.95	-	39.77	8,041	1.16	1.29	-	1.99	11.44	-	12.23
2019	240	27.09	-	35.43	8,033	0.83	1.29	-	1.99	29.13	-	30.04
2018	281	24.29	-	27.25	7,272	0.91	1.29	-	1.99	(9.93)	-	(9.29)
2017	315	26.97	-	30.04	8,962	1.03	1.29	-	1.99	14.33	-	15.14

Invesco V.I. Main Street Small Cap Series I
2021	12	49.15	-	49.15	601	0.36	1.25	-	1.25	21.03	-	21.03
2020	13	40.61	-	40.61	533	0.61	1.25	-	1.25	18.44	-	18.44
2019	17	34.29	-	34.29	585	0.19	1.25	-	1.25	24.90	-	24.90
2018	19	27.45	-	27.45	516	0.29	1.25	-	1.25	(11.44)	-	(11.44)
2017	22	31.00	-	31.00	696	0.85	1.25	-	1.25	12.74	-	12.74

Invesco V.I. Main Street Small Cap Series II
2021	53	58.97	-	67.57	3,318	0.18	1.29	-	1.99	19.84	-	20.69
2020	57	49.20	-	55.99	2,944	0.37	1.29	-	1.99	17.26	-	18.10
2019	63	29.91	-	47.41	2,765	—	1.29	-	1.99	23.63	-	24.51
2018	71	33.94	-	38.08	2,499	0.06	1.29	-	1.99	(12.32)	-	(11.70)
2017	77	38.71	-	43.12	3,084	0.65	1.29	-	1.99	11.66	-	12.45

Invesco V.I. Managed Volatility Series I (sub-account merged on April 30, 2021)
2021	—	29.40	-	32.56	—	2.05	1.10	-	1.70	7.90	-	8.11
2020	7	27.24	-	30.11	191	2.14	1.10	-	1.70	(3.15)	-	(2.57)
2019	7	28.13	-	30.91	206	1.37	1.10	-	1.70	16.58	-	17.29
2018	8	24.13	-	26.35	193	1.64	1.10	-	1.70	(12.51)	-	(11.98)
2017	8	27.58	-	29.94	241	1.25	1.10	-	1.70	8.70	-	9.35

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Managed Volatility Series II (sub-account merged on April 30, 2021)
2021	—	$28.17	-	28.17	$—	1.77%	1.70	-	1.70%	7.84	-	7.84%
2020	< 1	26.12	-	26.12	17	1.90	1.70	-	1.70	(3.41)	-	(3.41)
2019	< 1	27.05	-	27.70	16	1.13	1.55	-	1.70	16.30	-	16.48
2018	< 1	23.26	-	23.78	13	1.49	1.55	-	1.70	(12.79)	-	(12.66)
2017	< 1	26.67	-	27.22	13	1.10	1.55	-	1.70	8.47	-	8.64

Invesco V.I. S&P 500 Index Series I
2021	74	43.68	-	45.05	3,297	1.28	1.35	-	1.48	26.39	-	26.55
2020	75	34.56	-	35.59	2,635	1.69	1.35	-	1.48	16.25	-	16.41
2019	82	29.73	-	30.58	2,468	1.40	1.35	-	1.48	28.98	-	29.14
2018	94	23.05	-	23.68	2,203	1.45	1.35	-	1.48	(6.21)	-	(6.08)
2017	81	24.58	-	25.21	1,999	1.61	1.35	-	1.48	19.48	-	19.63

Invesco V.I. S&P 500 Index Series II
2021	60	47.68	-	53.42	2,729	1.02	1.29	-	1.89	25.49	-	26.25
2020	66	38.00	-	42.31	2,367	1.47	1.29	-	1.89	15.48	-	16.18
2019	66	32.90	-	36.42	2,073	1.20	1.29	-	1.89	28.16	-	28.94
2018	72	25.67	-	28.24	1,755	1.28	1.29	-	1.89	(6.87)	-	(6.30)
2017	75	27.57	-	30.14	1,975	1.39	1.29	-	1.89	18.73	-	19.45

Invesco V.I. Technology Series I
2021	11	52.64	-	56.50	609	—	1.10	-	1.50	12.71	-	13.16
2020	12	46.71	-	49.93	561	—	1.10	-	1.50	43.94	-	44.52
2019	11	32.45	-	34.55	356	—	1.10	-	1.50	33.86	-	34.39
2018	11	24.24	-	25.71	273	—	1.10	-	1.50	(1.94)	-	(1.55)
2017	5	24.89	-	26.11	134	—	1.10	-	1.45	33.19	-	33.66

Invesco V.I. Technology Series II
2021	5	48.52	-	50.26	246	—	1.50	-	1.70	12.16	-	12.38
2020	< 1	43.26	-	43.26	30	—	1.70	-	1.70	43.34	-	43.34
2019	< 1	30.18	-	30.18	20	—	1.70	-	1.70	33.28	-	33.28
2018	< 1	22.64	-	22.64	14	—	1.70	-	1.70	(2.39)	-	(2.39)
2017	1	23.20	-	23.20	13	—	1.70	-	1.70	32.48	-	32.48

Invesco V.I. Value Opportunities Series I (sub-account merged on April 30, 2021)
2021	—	23.26	-	28.27	—	0.80	1.10	-	1.70	27.79	-	28.04
2020	57	18.21	-	22.08	1,191	0.41	1.10	-	1.70	3.68	-	4.30
2019	60	17.56	-	21.17	1,190	0.24	1.10	-	1.70	28.41	-	29.19
2018	62	13.67	-	16.39	956	0.32	1.10	-	1.70	(20.55)	-	(20.07)
2017	66	17.21	-	20.50	1,286	0.39	1.10	-	1.70	15.46	-	16.16

Invesco V.I. Value Opportunities Series II (sub-account merged on April 30, 2021)
2021	—	26.54	-	29.61	—	0.42	1.29	-	1.89	27.50	-	27.75
2020	9	20.81	-	23.18	166	0.09	1.29	-	1.89	3.35	-	3.97
2019	8	20.14	-	22.29	153	—	1.29	-	1.89	27.67	-	28.45
2018	9	15.78	-	17.36	122	—	1.29	-	1.89	(20.88)	-	(20.39)
2017	8	19.94	-	21.80	148	0.02	1.29	-	1.89	15.03	-	15.72

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Lord Abbet Bond Debenture
2021	91	$20.75	-	23.62	$2,078	2.99%	1.29	-	1.99%	1.23	-	1.95%
2020	94	20.50	-	23.17	2,093	3.77	1.29	-	1.99	5.18	-	5.92
2019	101	19.49	-	21.87	2,132	3.67	1.29	-	1.99	11.11	-	11.89
2018	112	17.54	-	19.41	2,121	4.04	1.29	-	1.99	(5.93)	-	(5.26)
2017	134	18.65	-	20.49	2,673	3.92	1.29	-	1.99	7.05	-	7.81

Lord Abbet Fundamental Equity
2021	25	30.31	-	34.26	832	0.82	1.29	-	1.99	24.79	-	25.67
2020	28	24.29	-	27.26	742	1.27	1.29	-	1.99	(0.25)	-	0.46
2019	29	24.35	-	27.13	755	1.26	1.29	-	1.99	19.11	-	19.95
2018	31	20.44	-	22.62	689	1.44	1.29	-	1.99	(9.99)	-	(9.35)
2017	33	22.71	-	24.95	808	1.04	1.29	-	1.99	10.35	-	11.13

Lord Abbet Growth and Income
2021	34	25.92	-	28.79	950	0.99	1.29	-	1.89	26.59	-	27.36
2020	43	20.48	-	22.61	943	1.72	1.29	-	1.89	0.76	-	1.37
2019	43	20.32	-	22.30	937	1.57	1.29	-	1.89	20.19	-	20.92
2018	52	16.91	-	18.44	931	1.33	1.29	-	1.89	(9.88)	-	(9.33)
2017	56	18.76	-	20.34	1,099	1.27	1.29	-	1.89	11.25	-	11.92

Lord Abbet Growth Opportunities
2021	23	44.86	-	50.71	1,138	—	1.29	-	1.99	4.34	-	5.09
2020	25	42.99	-	48.26	1,186	—	1.29	-	1.99	36.62	-	37.58
2019	31	31.47	-	35.07	1,050	—	1.29	-	1.99	33.66	-	34.61
2018	37	23.55	-	26.06	929	—	1.29	-	1.99	(4.83)	-	(4.15)
2017	42	24.74	-	27.18	1,104	—	1.29	-	1.99	20.48	-	21.33

Lord Abbet Mid Cap Stock
2021	75	24.86	-	27.61	1,978	0.58	1.29	-	1.89	26.27	-	27.04
2020	81	19.69	-	21.74	1,682	1.12	1.29	-	1.89	0.57	-	1.18
2019	85	19.58	-	21.48	1,763	0.87	1.29	-	1.89	20.33	-	21.06
2018	97	16.04	-	17.74	1,662	0.65	1.29	-	1.99	(16.73)	-	(16.14)
2017	105	19.26	-	21.16	2,144	0.58	1.29	-	1.99	4.72	-	5.46

LVIP Delaware Smid Cap Core Series Standard Class
2021	10	39.45	-	39.45	382	0.99	1.25	-	1.25	21.65	-	21.65
2020	10	32.43	-	32.43	339	0.55	1.25	-	1.25	9.70	-	9.70
2019	10	29.56	-	29.56	308	0.56	1.25	-	1.25	28.02	-	28.02
2018	12	23.09	-	23.09	270	0.18	1.25	-	1.25	(13.22)	-	(13.22)
2017	12	26.61	-	26.61	325	0.31	1.25	-	1.25	17.18	-	17.18

MFS VIT High Yield Initial Class
2021	6	24.12	-	24.12	134	4.90	1.25	-	1.25	2.20	-	2.20
2020	6	23.60	-	23.60	152	5.23	1.25	-	1.25	3.78	-	3.78
2019	11	22.75	-	22.75	253	5.73	1.25	-	1.25	13.38	-	13.38
2018	12	20.06	-	20.06	231	5.62	1.25	-	1.25	(4.29)	-	(4.29)
2017	14	20.96	-	20.96	293	5.94	1.25	-	1.25	5.37	-	5.37

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS VIT Investors Trust Initial Class
2021	5	$35.15	-	35.15	$186	0.63%	1.25	-	1.25%	25.24	-	25.24%
2020	5	28.06	-	28.06	149	0.63	1.25	-	1.25	12.45	-	12.45
2019	6	24.96	-	24.96	141	0.59	1.25	-	1.25	29.95	-	29.95
2018	9	19.20	-	19.20	181	0.58	1.25	-	1.25	(6.67)	-	(6.67)
2017	15	20.58	-	20.58	310	0.72	1.25	-	1.25	21.82	-	21.82

MFS VIT New Discovery Initial Class
2021	7	41.82	-	41.82	285	—	1.25	-	1.25	0.53	-	0.53
2020	8	41.60	-	41.60	333	—	1.25	-	1.25	44.08	-	44.08
2019	11	28.87	-	28.87	304	—	1.25	-	1.25	39.94	-	39.94
2018	11	20.63	-	20.63	237	—	1.25	-	1.25	(2.71)	-	(2.71)
2017	17	21.21	-	21.21	367	—	1.25	-	1.25	25.09	-	25.09

MFS VIT Total Return Bond Initial Class
2021	11	22.48	-	22.48	241	2.70	1.25	-	1.25	(2.05)	-	(2.05)
2020	11	22.95	-	22.95	248	3.48	1.25	-	1.25	7.12	-	7.12
2019	12	21.42	-	21.42	267	3.42	1.25	-	1.25	8.84	-	8.84
2018	13	19.68	-	19.68	256	3.12	1.25	-	1.25	(2.32)	-	(2.32)
2017	15	20.15	-	20.15	292	3.24	1.25	-	1.25	3.16	-	3.16

Morgan Stanley VIF Discovery Class I
2021	6	95.85	-	100.28	561	—	1.35	-	1.58	(12.46)	-	(12.25)
2020	6	109.49	-	114.29	721	—	1.35	-	1.58	148.35	-	148.93
2019	10	44.08	-	45.91	446	—	1.35	-	1.58	37.91	-	38.23
2018	11	31.97	-	33.22	358	—	1.35	-	1.58	8.90	-	9.16
2017	12	29.35	-	30.43	358	—	1.35	-	1.58	36.59	-	36.91

Morgan Stanley VIF Discovery Class II
2021	33	58.03	-	63.83	2,646	—	1.29	-	1.89	(12.87)	-	(12.34)
2020	34	66.60	-	72.82	3,093	—	1.29	-	1.89	147.31	-	148.80
2019	46	26.93	-	58.27	1,626	—	1.29	-	1.89	37.33	-	38.16
2018	60	19.61	-	21.18	1,465	—	1.29	-	1.89	8.43	-	9.10
2017	76	18.08	-	19.42	1,672	—	1.29	-	1.89	35.99	-	36.82

Morgan Stanley VIF Emerging Markets Debt Class II
2021	29	17.80	-	30.36	850	5.02	1.29	-	1.99	(3.91)	-	(3.23)
2020	34	18.53	-	31.38	1,013	4.55	1.29	-	1.99	3.44	-	4.17
2019	36	17.91	-	30.12	1,049	5.37	1.29	-	1.99	11.91	-	12.70
2018	40	16.00	-	26.73	1,026	5.64	1.29	-	1.99	(8.89)	-	(8.25)
2017	48	17.56	-	29.13	1,343	5.53	1.29	-	1.99	7.42	-	8.18

Morgan Stanley VIF Emerging Markets Equity Class I
2021	7	28.60	-	39.35	208	0.79	1.35	-	1.58	1.37	-	1.61
2020	7	28.21	-	38.73	228	1.28	1.35	-	1.58	12.65	-	12.90
2019	13	25.05	-	34.30	359	1.13	1.35	-	1.58	17.71	-	17.98
2018	16	21.28	-	29.08	373	0.43	1.35	-	1.58	(18.77)	-	(18.58)
2017	13	26.19	-	35.71	376	0.76	1.35	-	1.58	32.96	-	33.26

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley VIF Emerging Markets Equity Class II
2021	< 1	$40.36	-	45.22	$25	0.70%	1.29	-	1.89%	1.01	-	1.63%
2020	1	39.96	-	44.49	61	1.34	1.29	-	1.89	12.21	-	12.89
2019	2	35.61	-	39.41	59	1.05	1.29	-	1.89	17.26	-	17.97
2018	3	30.37	-	33.41	84	0.38	1.29	-	1.89	(19.08)	-	(18.58)
2017	4	37.53	-	41.03	148	0.75	1.29	-	1.89	32.53	-	33.33

Morgan Stanley VIF Global Franchise Class II
2021	45	47.93	-	66.72	2,371	0.66	1.29	-	1.99	19.26	-	20.11
2020	51	40.19	-	55.55	2,265	0.85	1.29	-	1.99	10.96	-	11.75
2019	60	36.22	-	49.71	2,388	0.94	1.29	-	1.99	26.96	-	27.86
2018	72	28.53	-	31.74	2,262	1.03	1.29	-	1.99	(3.73)	-	(3.04)
2017	79	29.63	-	32.73	2,580	1.29	1.29	-	1.99	23.26	-	24.14

Morgan Stanley VIF Global Infrastructure Class I
2021	18	78.44	-	89.55	1,434	2.48	1.00	-	1.48	12.58	-	13.12
2020	20	69.68	-	79.16	1,444	1.72	1.00	-	1.48	(2.60)	-	(2.13)
2019	24	71.54	-	80.89	1,801	2.70	1.00	-	1.48	26.42	-	27.03
2018	28	56.59	-	63.68	1,657	3.04	1.00	-	1.48	(9.21)	-	(8.77)
2017	33	62.33	-	69.80	2,114	2.40	1.00	-	1.48	11.31	-	11.84

Morgan Stanley VIF Global Infrastructure Class II
2021	4	37.28	-	41.77	98	2.36	1.29	-	1.89	11.86	-	12.54
2020	4	33.33	-	37.12	89	1.42	1.29	-	1.89	(3.29)	-	(2.71)
2019	4	34.47	-	38.15	93	2.52	1.29	-	1.89	25.46	-	26.22
2018	4	27.47	-	30.22	82	2.81	1.29	-	1.89	(9.63)	-	(9.08)
2017	4	30.40	-	33.24	93	2.11	1.29	-	1.89	10.43	-	11.10

Morgan Stanley VIF Global Strategist Class I
2021	80	17.41	-	82.56	1,627	1.79	1.00	-	1.58	6.67	-	7.29
2020	90	16.32	-	19.72	1,687	1.55	1.35	-	1.58	9.18	-	9.43
2019	99	14.95	-	70.07	1,698	1.88	1.00	-	1.58	15.92	-	16.60
2018	115	15.16	-	60.10	1,678	1.16	1.00	-	1.48	(7.89)	-	(7.44)
2017	132	15.35	-	16.46	2,100	1.18	1.35	-	1.48	14.41	-	14.56

Morgan Stanley VIF Global Strategist Class II
2021	13	20.91	-	21.56	263	1.75	1.35	-	1.89	6.18	-	6.77
2020	13	19.58	-	20.31	247	1.30	1.35	-	1.89	8.76	-	9.36
2019	14	17.91	-	18.67	245	1.76	1.35	-	1.89	15.52	-	16.16
2018	16	15.41	-	16.16	242	1.21	1.35	-	1.89	(8.42)	-	(7.91)
2017	37	16.74	-	17.65	614	1.03	1.35	-	1.89	13.79	-	14.41

Morgan Stanley VIF Growth Class I
2021	156	22.54	-	100.60	13,894	—	1.00	-	1.89	(1.78)	-	(0.89)
2020	236	22.74	-	102.43	18,315	—	1.00	-	1.89	113.22	-	115.15
2019	264	10.57	-	48.04	9,610	—	1.00	-	1.89	5.69	-	29.32
2018	26	37.14	-	40.62	970	—	1.29	-	1.89	5.50	-	6.15
2017	29	35.21	-	38.26	998	—	1.29	-	1.89	40.46	-	41.31

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley VIF Growth Class II
2021	59	$96.77	-	123.69	$3,011	—%	1.29	-	1.99%	(2.13)	-	(1.44)%
2020	63	98.87	-	125.49	3,303	—	1.29	-	1.99	112.48	-	113.98
2019	87	46.53	-	58.65	1,959	—	1.29	-	1.99	28.87	-	29.77
2018	13	36.11	-	39.14	522	—	1.29	-	1.99	5.16	-	5.91
2017	12	34.33	-	36.96	455	—	1.29	-	1.99	40.00	-	40.99

Morgan Stanley VIF U.S. Real Estate Class I
2021	5	45.99	-	55.99	238	2.08	1.35	-	1.48	37.75	-	37.93
2020	3	33.39	-	40.59	115	2.86	1.35	-	1.48	(18.07)	-	(17.97)
2019	4	40.75	-	49.48	162	1.84	1.35	-	1.48	17.19	-	17.34
2018	4	35.58	-	41.05	170	2.94	1.35	-	1.48	(9.08)	-	(8.96)
2017	7	39.08	-	45.15	289	1.55	1.35	-	1.48	1.60	-	1.73

Morgan Stanley VIF U.S. Real Estate Class II
2021	42	42.69	-	48.92	1,947	1.82	1.29	-	1.99	36.67	-	37.64
2020	52	31.24	-	35.54	1,750	2.51	1.29	-	1.99	(18.74)	-	(18.17)
2019	53	38.03	-	43.44	2,181	1.64	1.29	-	1.99	16.32	-	17.15
2018	61	33.05	-	37.08	2,148	2.43	1.29	-	1.99	(9.81)	-	(9.16)
2017	73	36.64	-	40.82	2,870	1.26	1.29	-	1.99	0.83	-	1.55

Morgan Stanley VIS Income Plus Class X Shares
2021	43	47.68	-	49.33	2,083	3.35	1.35	-	1.48	(3.31)	-	(3.18)
2020	45	49.31	-	50.95	2,270	3.25	1.35	-	1.48	9.00	-	9.14
2019	46	45.24	-	46.68	2,103	3.62	1.35	-	1.48	14.26	-	14.41
2018	53	39.59	-	40.80	2,153	3.62	1.35	-	1.48	(5.43)	-	(5.31)
2017	66	41.87	-	43.09	2,824	3.55	1.35	-	1.48	5.09	-	5.22

Morgan Stanley VIS Income Plus Class Y Shares
2021	41	18.26	-	20.46	862	3.14	1.29	-	1.89	(3.89)	-	(3.31)
2020	42	19.00	-	21.16	920	3.00	1.29	-	1.89	8.19	-	8.85
2019	46	17.56	-	19.44	931	3.24	1.29	-	1.89	13.60	-	14.28
2018	51	15.46	-	17.01	895	3.17	1.29	-	1.89	(6.12)	-	(5.55)
2017	53	16.47	-	18.01	983	3.29	1.29	-	1.89	4.46	-	5.09

PIMCO VIT CommodityRealReturn® Strategy Advisor Class
2021	< 1	6.99	-	6.99	2	4.13	1.49	-	1.49	31.13	-	31.13
2020	< 1	5.33	-	5.33	1	6.21	1.49	-	1.49	(0.28)	-	(0.28)
2019	< 1	5.05	-	5.34	1	4.22	1.49	-	1.89	9.25	-	9.70
2018	1	4.62	-	4.87	5	1.85	1.49	-	1.89	(15.83)	-	(15.48)
2017	3	5.49	-	5.76	17	10.59	1.49	-	1.89	0.13	-	0.53

PIMCO VIT Emerging Markets Bond Advisor Class
2021	< 1	18.28	-	18.28	6	4.38	1.49	-	1.49	(4.1)	-	(4.10)
2020	< 1	19.07	-	19.07	6	4.72	1.49	-	1.49	5.01	-	5.01
2019	< 1	17.17	-	18.16	16	4.32	1.49	-	1.89	12.49	-	12.95
2018	1	15.27	-	16.07	20	3.95	1.49	-	1.89	(6.63)	-	(6.25)
2017	3	16.35	-	17.56	54	5.13	1.29	-	1.89	7.70	-	8.35

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
PIMCO VIT Real Return Advisor Class
2021	7	$14.86	-	16.34	$109	4.68%	1.29	-	1.89%	3.49	-	4.12%
2020	9	14.35	-	15.69	134	1.31	1.29	-	1.89	9.50	-	10.16
2019	9	13.11	-	14.25	129	1.56	1.29	-	1.89	6.29	-	6.93
2018	11	12.33	-	13.32	139	2.37	1.29	-	1.89	(4.16)	-	(3.57)
2017	11	12.87	-	13.82	155	2.51	1.29	-	1.89	1.60	-	2.22

PIMCO VIT Total Return Advisor Class
2021	8	15.55	-	17.10	127	1.71	1.29	-	1.89	(3.22)	-	(2.64)
2020	13	16.07	-	17.57	211	2.03	1.29	-	1.89	6.50	-	7.14
2019	15	15.09	-	16.40	226	2.91	1.29	-	1.89	6.21	-	6.85
2018	20	14.20	-	15.34	292	2.43	1.29	-	1.89	(2.51)	-	(1.92)
2017	22	14.57	-	15.64	334	1.94	1.29	-	1.89	2.84	-	3.46

Putnam VT Diversified Income Class IB
2021	53	18.18	-	19.40	1,021	0.66	1.25	-	1.65	(8.48)	-	(8.11)
2020	57	19.86	-	21.11	1,190	7.88	1.25	-	1.65	(2.53)	-	(2.14)
2019	68	20.38	-	21.58	1,450	3.31	1.25	-	1.65	9.40	-	9.84
2018	77	18.63	-	19.64	1,496	4.26	1.25	-	1.65	(2.62)	-	(2.23)
2017	88	19.13	-	20.09	1,758	5.89	1.25	-	1.65	5.36	-	5.79

Putnam VT Emerging Markets Equity Fund Class IB
2021	28	10.24	-	21.44	586	0.48	1.25	-	1.60	(5.72)	-	(5.39)
2020	28	12.61	-	22.66	632	0.04	1.25	-	1.65	25.83	-	26.34
2019	32	10.02	-	17.93	559	—	1.25	-	1.65	22.87	-	23.37
2018	41	8.16	-	14.54	544	—	1.25	-	1.65	(19.99)	-	(19.66)
2017	43	10.19	-	18.10	713	1.08	1.25	-	1.65	32.82	-	33.36

Putnam VT Focused International Equity Class IB
2021	112	13.18	-	20.42	2,095	0.76	1.25	-	1.79	10.57	-	11.17
2020	121	11.92	-	18.36	2,048	0.17	1.25	-	1.79	8.10	-	8.69
2019	134	11.03	-	16.90	2,106	—	1.25	-	1.79	10.02	-	25.01
2018	93	8.28	-	13.51	1,222	0.33	1.25	-	1.60	(13.84)	-	(13.53)
2017	104	9.61	-	15.63	1,581	1.39	1.25	-	1.60	26.34	-	26.78

Putnam VT George Putnam Balanced Class IB
2021	129	24.68	-	25.54	3,398	0.87	1.25	-	1.89	11.81	-	12.53
2020	152	22.07	-	22.69	3,539	1.18	1.25	-	1.89	13.23	-	13.96
2019	175	19.49	-	20.83	3,562	1.41	1.25	-	1.89	21.67	-	22.45
2018	192	16.26	-	17.12	3,200	0.71	1.25	-	1.89	(4.98)	-	(4.36)
2017	223	17.00	-	18.02	3,894	1.61	1.25	-	1.89	12.92	-	13.65

Putnam VT Global Asset Allocation Class IB
2021	69	26.90	-	30.88	2,057	0.70	1.25	-	1.99	11.69	-	12.53
2020	75	23.91	-	27.65	2,015	1.83	1.25	-	1.99	10.08	-	10.91
2019	86	21.55	-	25.12	2,072	1.43	1.25	-	1.99	14.81	-	15.67
2018	93	18.63	-	21.88	1,937	1.89	1.25	-	1.99	(9.11)	-	(8.42)
2017	109	20.35	-	24.07	2,457	1.52	1.25	-	1.99	13.05	-	13.90

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT Global Health Care Class IB
2021	48	$45.11	-	48.53	$2,249	1.10%	1.25	-	1.99%	17.03	-	17.91%
2020	51	38.55	-	41.16	2,047	0.49	1.25	-	1.99	13.97	-	14.82
2019	56	33.82	-	35.84	1,945	—	1.25	-	1.99	27.71	-	28.66
2018	60	26.48	-	27.86	1,622	1.01	1.25	-	1.99	(2.58)	-	(1.84)
2017	69	27.18	-	28.38	1,905	0.54	1.25	-	1.99	13.02	-	13.86

Putnam VT Government Money Market Class IB
2021	687	8.21	-	10.39	6,224	0.01	1.25	-	1.99	(1.97)	-	(1.24)
2020	666	8.38	-	10.52	6,119	0.19	1.25	-	1.99	(1.80)	-	(1.06)
2019	636	8.53	-	10.63	5,951	1.55	1.25	-	1.99	(0.46)	-	0.28
2018	710	8.57	-	10.60	6,629	1.15	1.25	-	1.99	(0.84)	-	(0.09)
2017	939	8.64	-	10.61	8,780	0.24	1.25	-	1.99	(1.74)	-	(1.01)

Putnam VT Growth Opportunities Class IB
2021	508	28.49	-	30.10	12,886	—	0.83	-	1.89	20.35	-	21.64
2020	535	23.68	-	24.75	11,205	0.04	0.83	-	1.89	36.10	-	37.56
2019	584	17.40	-	17.99	8,891	0.13	0.83	-	1.89	34.17	-	35.61
2018	656	12.97	-	13.26	7,414	—	0.83	-	1.89	0.44	-	1.53
2017	714	12.91	-	13.06	8,000	0.10	0.83	-	1.89	28.44	-	29.82

Putnam VT High Yield Class IB
2021	68	26.97	-	27.89	2,003	4.87	1.25	-	1.99	2.89	-	3.66
2020	81	26.02	-	27.10	2,245	5.72	1.25	-	1.99	3.12	-	3.89
2019	90	25.05	-	26.28	2,383	5.97	1.25	-	1.99	12.13	-	12.97
2018	106	22.17	-	23.44	2,485	5.91	1.25	-	1.99	(5.98)	-	(5.27)
2017	126	23.41	-	24.93	3,122	5.72	1.25	-	1.99	4.86	-	5.65

Putnam VT Income Class IB
2021	271	15.84	-	20.94	4,943	1.36	1.25	-	1.99	(6.48)	-	(5.78)
2020	275	16.93	-	22.22	5,318	4.74	1.25	-	1.99	3.63	-	4.41
2019	281	16.34	-	21.28	5,193	3.30	1.25	-	1.99	9.67	-	10.49
2018	334	14.90	-	19.26	5,614	3.17	1.25	-	1.99	(1.80)	-	(1.06)
2017	409	15.17	-	19.47	6,943	4.35	1.25	-	1.99	3.50	-	4.28

Putnam VT International Equity Class IB
2021	180	21.28	-	22.95	3,740	1.12	1.25	-	1.89	6.77	-	7.46
2020	172	19.80	-	21.50	3,464	1.69	1.25	-	1.89	9.98	-	10.69
2019	201	17.89	-	20.68	3,581	1.40	1.25	-	1.89	22.80	-	23.59
2018	215	14.47	-	16.84	3,172	1.40	1.25	-	1.89	(20.65)	-	(20.13)
2017	221	18.12	-	21.22	4,151	2.29	1.25	-	1.89	24.20	-	25.00

Putnam VT International Value Class IB
2021	30	15.43	-	18.46	536	2.02	1.25	-	1.65	13.05	-	13.50
2020	32	13.65	-	16.26	503	2.45	1.25	-	1.65	2.23	-	2.64
2019	34	13.35	-	15.84	523	2.63	1.25	-	1.65	18.24	-	18.72
2018	39	11.29	-	13.35	508	2.12	1.25	-	1.65	(18.98)	-	(18.65)
2017	49	13.93	-	16.41	796	1.50	1.25	-	1.65	22.65	-	23.14

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT Large Cap Value Class IB
2021	334	$17.47	-	41.93	$16,027	1.22%	0.83	-	1.99%	24.78	-	26.25%
2020	367	13.84	-	33.60	13,894	1.73	0.83	-	1.99	3.70	-	4.93
2019	407	13.19	-	32.40	14,927	2.05	0.83	-	1.99	27.82	-	29.33
2018	460	10.20	-	25.35	13,098	0.72	0.83	-	1.99	(10.31)	-	(9.25)
2017	519	11.24	-	28.27	16,412	0.90	0.83	-	1.99	12.35	-	16.42

Putnam VT Mortgage Securities Class IB
2021	50	16.55	-	18.19	893	—	1.25	-	1.60	(5.30)	-	(4.97)
2020	54	17.47	-	19.14	1,025	9.57	1.25	-	1.60	(3.13)	-	(2.79)
2019	61	18.04	-	19.69	1,196	2.22	1.25	-	1.60	11.39	-	11.78
2018	67	16.19	-	17.61	1,167	2.77	1.25	-	1.60	(2.49)	-	(2.15)
2017	71	16.61	-	18.00	1,274	2.35	1.25	-	1.60	0.34	-	0.69

Putnam VT Multi-Cap Core Class IB
2021	189	29.52	-	49.75	5,596	0.64	1.25	-	1.89	28.54	-	29.37
2020	205	22.82	-	38.70	4,705	0.94	1.25	-	1.89	15.12	-	15.86
2019	226	19.70	-	33.62	4,489	1.16	1.25	-	1.89	29.15	-	29.99
2018	268	15.15	-	26.03	4,079	1.11	1.25	-	1.89	(9.38)	-	(8.79)
2017	286	16.61	-	28.73	4,784	1.09	1.25	-	1.89	20.55	-	21.33

Putnam VT Research Class IB
2021	45	36.83	-	50.13	1,668	0.10	1.25	-	1.89	21.80	-	22.58
2020	52	30.05	-	41.16	1,555	0.59	1.25	-	1.89	17.66	-	18.42
2019	61	25.37	-	34.98	1,550	1.15	1.25	-	1.89	30.73	-	31.57
2018	70	19.28	-	26.76	1,354	—	1.25	-	1.89	(6.52)	-	(5.91)
2017	82	20.50	-	28.62	1,697	0.69	1.25	-	1.89	21.03	-	21.81

Putnam VT Small Cap Growth Class IB
2021	3	56.32	-	60.74	190	—	1.25	-	1.65	12.00	-	12.45
2020	4	50.29	-	54.02	218	—	1.25	-	1.65	45.93	-	46.52
2019	5	34.46	-	36.87	170	—	1.25	-	1.65	35.19	-	35.73
2018	7	25.49	-	27.16	185	—	1.25	-	1.65	(15.27)	-	(14.92)
2017	8	30.08	-	31.93	246	0.45	1.25	-	1.65	6.16	-	6.58

Putnam VT Small Cap Value Class IB
2021	45	41.35	-	50.35	2,399	0.71	0.83	-	1.65	37.60	-	38.75
2020	45	29.80	-	36.59	1,787	1.13	0.83	-	1.65	2.25	-	3.10
2019	51	28.91	-	35.78	1,946	0.68	0.83	-	1.65	22.20	-	23.21
2018	57	23.46	-	29.28	1,770	0.42	0.83	-	1.65	(21.25)	-	(20.59)
2017	68	29.54	-	37.19	2,645	0.70	0.83	-	1.65	6.10	-	6.98

Putnam VT Sustainable Future Class IB
2021	8	59.46	-	63.53	517	—	1.25	-	1.60	4.38	-	4.75
2020	8	56.97	-	60.65	504	0.11	1.25	-	1.60	50.19	-	50.72
2019	9	37.93	-	40.24	359	0.60	1.25	-	1.60	27.94	-	28.39
2018	9	29.65	-	31.34	290	0.57	1.25	-	1.60	(6.47)	-	(6.14)
2017	10	31.46	-	33.39	324	0.73	1.25	-	1.65	8.89	-	9.33

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT Sustainable Leaders Class IB
2021	259	$38.73	-	64.36	$9,999	0.14%	1.25	-	1.99%	21.08	-	21.99%
2020	276	31.75	-	53.15	8,739	0.42	1.25	-	1.99	26.19	-	27.14
2019	308	24.97	-	42.12	7,696	0.46	1.25	-	1.99	33.65	-	34.65
2018	355	18.54	-	31.52	6,485	—	1.25	-	1.99	(3.49)	-	(2.76)
2017	407	19.07	-	32.66	7,651	0.63	1.25	-	1.99	26.67	-	27.61

Templeton Developing Markets VIP Class 2
2021	22	39.85	-	45.66	895	0.88	1.29	-	1.99	(7.61)	-	(6.95)
2020	23	43.13	-	49.08	1,018	4.15	1.29	-	1.99	14.86	-	15.67
2019	27	20.57	-	42.43	1,041	0.98	1.29	-	1.99	24.18	-	25.07
2018	29	30.24	-	33.92	902	0.87	1.29	-	1.99	(17.48)	-	(16.89)
2017	32	36.64	-	40.82	1,226	1.04	1.29	-	1.99	37.63	-	38.61

Templeton Foreign VIP Class 2
2021	225	15.05	-	15.70	4,696	1.82	1.25	-	1.89	2.20	-	2.86
2020	235	14.72	-	15.26	4,777	3.38	1.25	-	1.89	(3.02)	-	(2.39)
2019	232	15.18	-	20.87	4,824	1.73	1.25	-	1.89	10.41	-	11.13
2018	270	14.07	-	18.59	5,030	2.62	1.25	-	1.99	(17.13)	-	(16.50)
2017	284	16.85	-	22.43	6,301	2.62	1.25	-	1.99	14.38	-	15.25

Allspring VT Index Asset Allocation Class 2
2021	6	32.12	-	32.12	194	0.59	1.25	-	1.25	14.56	-	14.56
2020	6	28.04	-	28.04	176	0.80	1.25	-	1.25	15.14	-	15.14
2019	7	24.35	-	24.35	177	1.10	1.25	-	1.25	18.66	-	18.66
2018	7	20.52	-	20.52	151	0.98	1.25	-	1.25	(4.12)	-	(4.12)
2017	7	21.40	-	21.40	157	0.74	1.25	-	1.25	10.86	-	10.86

Allspring VT Opportunity Class 2
2021	2	22.72	-	22.72	42	0.04	1.25	-	1.25	23.23	-	23.23
2020	2	18.44	-	18.44	37	0.44	1.25	-	1.25	19.50	-	19.50
2019	2	15.43	-	15.43	34	0.28	1.25	-	1.25	29.83	-	29.83
2018	2	11.88	-	11.88	29	0.19	1.25	-	1.25	(8.31)	-	(8.31)
2017	3	12.96	-	12.96	39	0.68	1.25	-	1.25	18.95	-	18.95